                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-7822
                                   ---------------------------------------------

                       AMERICAN CENTURY INVESTMENT TRUST
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               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                           64111
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     (Address of principal executive offices)                    (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   -----------------------------

Date of fiscal year end:       03-31
                         -------------------------------------------------------

Date of reporting period:      06-30-2008
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                             Prime Money Market Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Prime Money Market - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                  Value
--------------------------------------------------------------------------------

COMMERCIAL PAPER(1)- 42.6%
--------------------------------------------------------------------------------
    $ 10,000,000  Allied Irish Banks N.A., 3.07%, 12/10/08
                  (Acquired 6/10/08, Cost $9,843,942)(2)        $     9,861,850
      25,000,000  Amsterdam Funding Corp., 2.59%, 8/4/08
                  (Acquired 6/6/08, Cost $24,893,882)(2)             24,938,847
      50,000,000  Australia and New Zealand Banking Group
                  Ltd. (New York), 2.56%, 8/11/08 (Acquired
                  5/13/08, Cost $49,680,000)(2)                      49,854,222
       9,000,000  Cedar Springs Capital Co., 3.55%, 7/7/08
                  (Acquired 1/25/08, Cost $8,854,450)(2)              8,994,675
       8,000,000  Cedar Springs Capital Co., 2.95%, 7/25/08
                  (Acquired 5/1/08, Cost $7,944,278)(2)               7,984,267
      24,000,000  Cedar Springs Capital Co., 2.78%, 8/4/08
                  (Acquired 5/23/08, Cost $23,864,707)(2)            23,936,987
       9,000,000  Cedar Springs Capital Co., 3.30%, 8/11/08
                  (Acquired 2/15/08, Cost $8,853,150)(2)              8,966,175
      14,500,000  Chariot Funding LLC, 2.53%, 7/23/08
                  (Acquired 6/12/08-6/18/08, Cost
                  $14,460,153)(2)                                    14,477,572
      56,000,000  Chariot Funding LLC, 2.75%, 7/29/08
                  (Acquired 6/30/08, Cost $55,875,944)(2)            55,880,222
      29,000,000  Charta LLC, 2.75%, 7/10/08 (Acquired
                  4/9/08, Cost $28,796,194)(2)                       28,980,063
       4,200,000  Charta LLC, 2.65%, 7/17/08 (Acquired
                  5/28/08, Cost $4,184,542)(2)                        4,195,053
      40,000,000  Charta LLC, 2.63%, 8/26/08 (Acquired
                  6/3/08, Cost $39,754,533)(2)                       39,836,355
      10,000,000  Charta LLC, 2.78%, 9/19/08 (Acquired
                  6/13/08, Cost $9,924,322)(2)                        9,938,222
      50,000,000  Citibank Credit Card Issuance Trust,
                  2.70%, 8/8/08 (Acquired 6/9/08, Cost
                  $49,775,000)(2)                                    49,857,500
      10,000,000  Citibank Credit Card Issuance Trust,
                  2.85%, 9/15/08 (Acquired 6/23/08, Cost
                  $9,933,500)(2)                                      9,939,833
      22,000,000  CRC Funding LLC, 2.50%, 7/8/08 (Acquired
                  5/29/08, Cost $21,938,889)(2)                      21,989,306
      11,330,000  CRC Funding LLC, 2.63%, 7/23/08 (Acquired
                  5/8/08, Cost $11,267,093)(2)                       11,311,790
      20,000,000  CRC Funding LLC, 2.70%, 9/2/08 (Acquired
                  5/30/08, Cost $19,857,500)(2)                      19,905,500
      10,000,000  Crown Point Capital Co., 2.75%, 7/9/08
                  (Acquired 5/12/08, Cost $9,955,694)(2)              9,993,889
       5,000,000  Crown Point Capital Co., 2.85%, 7/24/08
                  (Acquired 5/1/08, Cost $4,966,750)(2)               4,990,896
      10,000,000  Crown Point Capital Co., 2.68%, 8/4/08
                  (Acquired 6/3/08, Cost $9,953,844)(2)               9,974,689
      30,000,000  Crown Point Capital Co., 2.80%, 11/20/08
                  (Acquired 3/10/08, Cost $29,405,000)(2)            29,668,666
      50,000,000  Falcon Asset Securities Co. LLC,
                  2.70%, 7/7/08 (Acquired 5/1/08, Cost
                  $49,748,750)(2)                                    49,977,500
      10,000,000  Falcon Asset Securities Co. LLC,
                  2.45%, 7/9/08 (Acquired 6/9/08, Cost
                  $9,979,583)(2)                                      9,994,556
      11,000,000  Falcon Asset Securities Co. LLC,
                  2.85%, 7/15/08                                     10,987,808
      37,000,000  General Electric Capital Services, Inc.,
                  2.20%, 7/7/08                                      36,986,433
      42,000,000  General Electric Capital Services, Inc.,
                  2.40%, 8/4/08                                      41,904,800
      42,000,000  Govco LLC, 2.65%, 7/8/08                           41,978,359
       8,000,000  Govco LLC, 2.85%, 7/25/08 (Acquired
                  4/28/08, Cost $7,944,267)(2)                        7,984,800
      30,000,000  Govco LLC, 2.81%, 7/28/08                          29,936,775
       8,500,000  ING (U.S.) Funding LLC, 2.60%, 9/9/08               8,457,110
      35,000,000  ING (U.S.) Funding LLC, 2.72%, 10/10/08            34,732,911
      49,000,000  Jupiter Securities Co. LLC, 2.60%, 7/21/08
                  (Acquired 6/19/08, Cost $48,886,756)(2)            48,929,222
      15,000,000  Jupiter Securities Co. LLC, 2.70%, 7/22/08
                  (Acquired 6/24/08, Cost $14,968,500)(2)            14,976,375
      45,966,000  Legacy Capital LLC, 4.15%, 7/9/08
                  (Acquired 1/11/08, Cost $45,012,206)(2)            45,923,609
      35,000,000  Legacy Capital LLC, 2.92%, 9/5/08
                  (Acquired 3/10/08, Cost $34,491,839)(2)            34,812,633

Prime Money Market - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                  Value
--------------------------------------------------------------------------------
    $  5,000,000  Lexington Parker Capital, 3.10%, 7/15/08
                  (Acquired 3/12/08, Cost $4,946,181)(2)        $     4,993,973
      16,500,000  Lexington Parker Capital, 2.81%, 7/17/08
                  (Acquired 4/22/08-5/16/08, Cost
                  $16,407,261)(2)                                    16,479,422
      10,000,000  Lexington Parker Capital, 2.70%, 7/25/08
                  (Acquired 5/9/08, Cost $9,942,250)(2)               9,982,000
       5,500,000  Lexington Parker Capital, 2.80%, 8/5/08
                  (Acquired 5/15/08, Cost $5,464,922)(2)              5,485,028
       9,500,000  Lexington Parker Capital, 2.80%, 8/11/08
                  (Acquired 6/17/08, Cost $9,459,361)(2)              9,469,706
      13,000,000  Lexington Parker Capital, 3.07%, 8/22/08
                  (Acquired 2/29/08, Cost $12,805,993)(2)            12,942,352
       6,000,000  Lexington Parker Capital, 2.93%, 9/8/08
                  (Acquired 6/20/08, Cost $5,960,933)(2)              5,966,305
      35,000,000  Ranger Funding Co. LLC, 2.48%, 7/24/08
                  (Acquired 6/9/08, Cost $34,891,500)(2)             34,944,544
      70,000,000  Swedbank Mortgage AB, 2.84%, 8/6/08                69,801,201
      31,000,000  Tulip Funding Corp., 2.57%, 7/7/08
                  (Acquired 6/6/08, Cost $30,931,395)(2)             30,986,722
      23,000,000  Tulip Funding Corp., 2.70%, 7/15/08
                  (Acquired 6/17/08, Cost $22,951,700)(2)            22,975,850
      25,000,000  UBS Finance LLC, 4.12%, 7/8/08                     24,979,997
      20,000,000  Windmill Funding Corp., 2.73%, 7/8/08
                  (Acquired 4/3/08, Cost $19,854,400)(2)             19,989,384
       6,500,000  Windmill Funding Corp., 2.87%, 7/11/08
                  (Acquired 4/24/08, Cost $6,459,581)(2)              6,494,818
      27,000,000  Windmill Funding Corp., 2.60%, 7/24/08
                  (Acquired 6/12/08, Cost $26,918,100)(2)            26,955,150
      27,000,000  Windmill Funding Corp., 2.71%, 9/15/08
                  (Acquired 6/13/08, Cost $26,808,945)(2)            26,845,530
                                                                ---------------
TOTAL COMMERCIAL PAPER                                            1,202,351,452
                                                                ---------------

CORPORATE BONDS - 19.5%
--------------------------------------------------------------------------------
       5,400,000  AIK Partners LLC, VRN, 2.68%, 7/3/08 (LOC:
                  Wachovia Bank N.A.)                                 5,400,000
       2,000,000  American Honda Finance Corp., VRN,
                  2.73%, 9/5/08, resets quarterly off the
                  3-month LIBOR plus 0.06% with no caps
                  (Acquired 2/27/08, Cost $2,000,326)(2)              2,000,116
       8,000,000  American Honda Finance Corp., VRN,
                  3.01%, 9/18/08, resets quarterly off the
                  3-month LIBOR plus 0.20% with no caps
                  (Acquired 2/28/08, Cost $8,012,472)(2)              8,004,952
      10,000,000  Bank of Scotland plc (New York), VRN,
                  2.81%, 7/9/08, resets quarterly off the
                  3-month LIBOR plus 0.10% with no caps              10,000,000
      45,000,000  Bank of Scotland plc (New York), VRN,
                  2.99%, 8/6/08, resets quarterly off the
                  3-month LIBOR plus 0.21% with no caps              45,000,000
      55,000,000  Bank of the West, VRN, 2.78%, 7/25/08,
                  resets monthly off the 1-month LIBOR plus
                  0.30% with no caps                                 55,003,650
      15,000,000  Barclays Bank plc (New York), VRN,
                  2.74%, 7/7/08, resets monthly off the
                  1-month LIBOR plus 0.29% with no caps              15,000,000
      50,000,000  Barclays Bank plc (New York), VRN,
                  2.85%, 7/7/08, resets monthly off the
                  1-month LIBOR plus 0.40% with no caps              50,000,000
      10,000,000  Berkshire Hathaway Finance Corp.,
                  3.375%, 10/15/08                                   10,027,978
         860,000  Capital Markets Access Co. LLC, VRN,
                  2.62%, 7/3/08                                         860,000
       1,880,000  Capital Markets Access Co. LLC, VRN,
                  2.62%, 7/3/08                                       1,880,000
       5,550,000  Capital Markets Access Co. LLC, VRN,
                  2.62%, 7/3/08                                       5,550,000
       3,550,000  Colorado Natural Gas, Inc., Series 2003 A,
                  VRN, 2.52%, 7/3/08 (LOC: Harris Trust &
                  Savings Bank)                                       3,550,000
       3,275,000  Delos LLC, VRN, 2.53%, 7/3/08 (LOC: Fifth
                  Third Bank)                                         3,275,000
       8,105,000  Fiore Capital LLC, VRN, 2.58%, 7/3/08               8,105,000
      11,200,000  Fortis Bank (New York), VRN,
                  2.75%, 9/30/08, resets quarterly off the
                  3-month LIBOR minus 0.05% with no caps             11,190,391

Prime Money Market - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                  Value
--------------------------------------------------------------------------------
    $  1,805,000  Freehold Young Men's Christian Association
                  (The), VRN, 2.58%, 7/3/08 (LOC: Wachovia
                  Bank N.A.)                                    $     1,805,000
      22,545,000  Great Falls Clinic, LLP, VRN,
                  2.66%, 7/2/08 (LOC: Bank of America N.A.)          22,545,000
      20,950,000  Gwinnett Instructional LLC, VRN,
                  2.53%, 7/3/08 (LOC: Allied Irish Bank plc)         20,950,000
       1,460,000  Herman & Kittle Capital LLC, VRN,
                  2.65%, 7/3/08 (LOC: FHLB)                           1,460,000
      19,700,000  KMS Fed Ex LP, VRN, 2.85%, 7/1/08 (LOC:
                  Union Bank of California)                          19,700,000
       3,280,000  Lammert Building LP, VRN, 2.54%, 7/3/08             3,280,000
      12,000,000  MetLife Insurance Co. of Connecticut, VRN,
                  2.87%, 7/1/08, resets quarterly off the
                  3-month LIBOR plus 0.05% with no caps
                  (Acquired 10/01/07, Cost $12,000,000)(2)           12,000,000
      18,000,000  MetLife Insurance Co. of Connecticut, VRN,
                  3.25%, 8/15/08, resets quarterly off the
                  3-month LIBOR plus 0.18% with no caps
                  (Acquired 2/14/08, Cost $18,000,000)(2)            18,000,000
       7,100,000  Mullenix-St. Charles Properties LP, VRN,
                  2.48%, 7/3/08 (LOC: Wachovia Bank N.A.)             7,100,000
       4,900,000  Oklahoma Christian University, Inc., VRN,
                  2.73%, 7/3/08 (LOC: FHLB)                           4,900,000
       5,350,000  Roman Catholic Bishop of San Jose, VRN,
                  2.68%, 7/3/08 (LOC: Allied Irish Bank plc)          5,350,000
      50,000,000  Royal Bank of Canada (New York), VRN,
                  2.58%, 7/14/08, resets monthly off the
                  1-month LIBOR plus 0.05% with no caps              50,000,000
       7,500,000  Salvation Army, Series 2003 A, VRN,
                  2.48%, 7/3/08 (LOC: Bank of New York)               7,500,000
       8,000,000  Salvation Army, Series 2004 A, VRN,
                  2.48%, 7/3/08 (LOC: Bank of New York)               8,000,000
      13,900,000  Signal International LLC/Signal
                  International LP, VRN, 2.53%, 7/3/08
                  (Acquired 12/29/05, Cost $13,900,000)(2)           13,900,000
      27,000,000  Toyota Motor Credit Corp., 3.00%, 2/5/09           26,507,250
      41,000,000  Travelers Insurance Co. Group, VRN,
                  2.95%, 8/1/08, resets quarterly off the
                  3-month LIBOR plus 0.06% with no caps
                  (Acquired 8/7/03, Cost $41,000,000)(2)             41,000,000
       5,500,000  U.S. Bank N.A., 3.90%, 8/15/08                      5,495,072
      14,344,000  U.S. Bank N.A., 4.40%, 8/15/08                     14,350,672
       8,675,000  Wachovia Bank N.A., 4.375%, 8/15/08                 8,687,384
       6,000,000  Wachovia Bank N.A., 5.80%, 12/1/08                  6,069,091
       6,601,000  Wachovia Corp., 3.50%, 8/15/08                      6,596,921
       8,690,000  Woodgrain Millwork, VRN, 2.70%, 7/3/08
                  (LOC: General Electric Capital Corp.)               8,690,000
                                                                ---------------
TOTAL CORPORATE BONDS                                               548,733,477
                                                                ---------------

CERTIFICATES OF DEPOSIT - 17.3%
--------------------------------------------------------------------------------
      28,000,000  ABN Amro Bank NV, 3.03%, 10/24/08                  28,002,555
      30,000,000  Allied Irish Banks N.A., 3.04%, 10/24/08           30,010,367
      50,000,000  Branch Banking & Trust Co., 2.80%, 10/27/08        50,000,000
      50,000,000  Canadian Imperial Bank of Commerce (New
                  York), 2.93%, 12/1/08                              50,000,000
      12,000,000  Natixis (New York), 2.90%, 7/3/08                  12,000,000
      70,000,000  Natixis (New York), 2.35%, 9/17/08                 70,000,000
      25,000,000  Royal Bank of Scotland plc (New York),
                  2.93%, 11/14/08                                    25,000,931
      50,000,000  Royal Bank of Scotland plc (New York),
                  2.80%, 11/3/08                                     50,000,000
      40,000,000  Svenska Handelsbanken (New York),
                  5.00%, 7/9/08                                      40,000,000
      36,500,000  Toronto Dominion Holdings, 2.61%, 10/20/08         36,501,108
      33,000,000  U.S. Bank N.A., 2.89%, 2/27/09                     33,000,000
      20,000,000  UBS AG, 2.70%, 9/10/08                             20,000,000
      19,000,000  Union Bank of California N.A.,
                  2.74%, 9/9/08                                      19,000,000
      25,000,000  Wells Fargo & Co., 3.12%, 6/15/09                  25,000,000
                                                                ---------------

Prime Money Market - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                  Value
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                   $   488,514,961
                                                                ---------------

MUNICIPAL SECURITIES -- 16.8%
--------------------------------------------------------------------------------
       4,115,000  Babylon Industrial Development Agency
                  Rev., Series 2004 A, (Topiderm, Inc.),
                  VRDN, 2.50%, 7/3/08 (LOC: Citibank N.A.)            4,115,000
       8,160,000  California Educational Facilities Auth.
                  Rev., Series 2005 B, (University La
                  Verne), VRDN, 2.88%, 7/3/08 (LOC: Alllied
                  Irish Bank plc)                                     8,160,000
      30,000,000  Catholic Health Initiatives Rev.,
                  Series 2008 B, 2.96%, 7/2/08                       30,000,000
       6,000,000  Catholic Health Initiatives Rev.,
                  Series 2008 B, 2.75%, 9/30/08                       6,000,000
      26,200,000  Catholic Health Initiatives Rev.,
                  Series 2008 B, 2.84%, 9/30/08                      26,200,000
       5,420,000  City of Fairfield Rev., Series 2005 A,
                  VRDN, 2.48%, 7/3/08 (LOC: Landesbank
                  Hessen-Thuringen Girozentrale)                      5,420,000
      38,000,000  City of Portland GO, (Taxable Pension),
                  VRDN, 2.60%, 7/2/08 (SBBPA: Landesbank
                  Hessen-Thuringen Girozentrale)                     37,999,650
       2,100,000  Concordia College Rev., VRDN,
                  2.46%, 7/1/08 (LOC: Bank of America N.A.)           2,100,000
      39,200,000  Connecticut Housing Finance Auth. Rev.,
                  Series 2008 A-5, (Housing Mortgage
                  Finance), VRDN, 2.75%, 7/3/08 (SBBPA:
                  JPMorgan Chase Bank)                               39,200,000
      50,000,000  Cook County GO, Series 2004 D, (Public
                  Improvements), VRDN, 2.73%, 7/2/08 (SBBPA:
                  Depfa Bank plc)                                    50,000,000
       7,000,000  Denver City & County School District No. 1
                  COP, Series 2008 B2, VRDN, 2.70%, 7/2/08
                  (FSA) (SBBPA: Dexia Credit Local)                   7,000,000
       2,540,000  El Monte COP, Series 2003 B, (Community
                  Improvement), VRDN, 2.53%, 7/3/08 (LOC:
                  California State Teacher's Retirement
                  System)                                             2,540,000
       6,560,000  Gadsden Airport Auth. Rev., VRDN,
                  2.68%, 7/3/08 (LOC: Southtrust Bank N.A.)           6,560,000
       7,670,000  Georgia Municipal Gas Auth. Rev.,
                  (National Gas Utility Improvements), VRDN,
                  2.51%, 7/3/08 (LOC: Wachovia Bank N.A,
                  JPMorgan Chase Bank and Bayerische
                  Landesbank)                                         7,670,000
       5,750,000  JJB Properties LLC Rev., (Rental
                  Property), VRDN, 2.73%, 7/3/08 (LOC:
                  Arvest Bank and FHLB)                               5,750,000
      10,390,000  Kansas City Financing Commission Tax
                  Increment Rev., Series 2006 B, (Briarcliff
                  West), VRDN, 2.50%, 7/3/08 (LOC: M&I
                  Marshall & Ilsley Bank)                            10,390,000
       7,000,000  Kentucky Housing Corp. Rev., Series 2008
                  B, VRDN, 2.71%, 7/3/08 (SBBPA: Lloyds TSB
                  Bank plc)                                           7,000,000
       1,200,000  Las Cruces Industrial Rev., (F&A Dairy
                  Products), VRDN, 2.73%, 9/1/08 (LOC: Wells
                  Fargo Bank N.A.)                                    1,200,000
       2,880,000  Long Beach Rev., Series 2004 A, (Towne
                  Center Site), VRDN, 2.48%, 7/3/08 (LOC:
                  Allied Irish Bank plc)                              2,880,000
      21,250,000  Louisiana Agriculture Finance Auth. Rev.,
                  (Lacassine Syrup Mill), VRDN,
                  2.73%, 7/3/08 (LOC: AmSouth Bank)                  21,250,000
       8,200,000  Lower Colorado River Auth. Rev.,
                  Series 2008 A, 2.80%, 9/4/08 (LIQUIDITY
                  SUPPORT: Morgan Guaranty Trust Co. of New
                  York)                                               8,200,000
       5,670,000  Minnesota Higher Education Facilities
                  Auth. Rev., Series 2003 5-P2, (Concordia
                  University, St. Paul), VRDN, 2.51%, 7/1/08
                  (LOC: U.S. Bank N.A.)                               5,670,000
      10,000,000  Mississippi Business Finance Corp.
                  Industrial Development Rev., (VC Regional
                  Assembly), VRDN, 2.56%, 7/2/08 (LOC:
                  JPMorgan Chase Bank)                               10,000,000
       4,915,000  Mississippi Business Finance Corp. Rev.,
                  Series 2006 R1, (Brown Bottling Group,
                  Inc.), VRDN, 2.53%, 7/3/08 (LOC: Trustmark
                  National Bank and FHLB)                             4,915,000
       7,500,000  Mississippi Business Finance Corp. Rev.,
                  (Future Pipe Industries, Inc.), VRDN,
                  2.53%, 7/3/08 (LOC: Mashreqbank and Bank
                  of New York)                                        7,500,000
       6,065,000  Mississippi Business Finance Corp. Rev.,
                  (Medical Development Properties), VRDN,
                  2.53%, 7/3/08 (LOC: BancorpSouth Bank and
                  FHLB)                                               6,065,000
      11,000,000  Mississippi Business Finance Corp. Rev.,
                  (Skyline Steel Pipe), VRDN, 2.53%, 7/3/08
                  (LOC: Fortis Bank SA NV)                           11,000,000

Prime Money Market - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                  Value
--------------------------------------------------------------------------------
    $  3,455,000  New Jersey Economic Development Auth.
                  Rev., (Business Project A), 6.00%, 11/1/08
                  (AGC)                                         $     3,487,798
       5,290,000  New Jersey Economic Development Auth.
                  Rev., (Business Project B), 6.00%, 11/1/08
                  (AGC)                                               5,340,331
      50,900,000  New York GO, Series 2008 J13, VRDN,
                  2.50%, 7/2/08 (SBBPA: Lloyds TSB Bank plc)         50,900,000
       9,100,000  Pasadena COP, (Los Robles Avenue Parking
                  Facilities), VRDN, 2.48%, 7/1/08 (LOC:
                  Bank of New York and California State
                  Teacher's Retirement System)                        9,100,000
      20,000,000  Pennsylvania Housing Finance Agency Single
                  Family Mortgage Rev., Series 2007-97D,
                  VRDN, 2.50%, 7/2/08 (SBBPA: Dexia Credit
                  Local)                                             20,000,000
         740,000  Plymouth Rev., (Carlson Center), VRDN,
                  2.65%, 7/3/08 (LOC: U.S. Bank N.A.)                   740,000
       9,990,000  Putnam County Industrial Development
                  Agency Rev., (Sincerity Facility LLC),
                  VRDN, 2.48%, 7/3/08 (LOC: Bank of New York)         9,990,000
       4,400,000  Roman Catholic Diocese of Raleigh Rev.,
                  Series 2002 A, VRDN, 2.53%, 7/3/08 (LOC:
                  Bank of America N.A.)                               4,400,000
       4,755,000  Santa Rosa Pension Obligation Rev.,
                  Series 2003 A, VRDN, 2.48%, 7/3/08 (LOC:
                  Landesbank Hessen-Thuringen Girozentrale)           4,755,000
       6,461,331  Savannah College of Art & Design, Inc.
                  Rev., Series 2004 BD, VRDN, 2.50%, 7/3/08
                  (LOC: Bank of America N.A.)                         6,461,331
       4,040,000  Sterling Tax Allocation Rev., (Rock River
                  Redevlopment), VRDN, 2.62%, 7/2/08 (LOC:
                  Wachovia Bank N.A.)                                 4,040,000
      21,000,000  Utah Telecommunication Open Infrastructure
                  Agency Rev., 2.75%, 7/3/08 (LOC: Keybank
                  N.A.)                                              21,000,000
                                                                ---------------
TOTAL MUNICIPAL SECURITIES                                          474,999,110
                                                                ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 1.3%
--------------------------------------------------------------------------------
      10,000,000  FHLB , 2.90%, 2/27/09                              10,000,000
      25,000,000  FHLB , 3.00%, 6/18/09                              25,000,000
                                                                ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                              35,000,000
                                                                ---------------

TOTAL INVESTMENT SECURITIES -- 97.5%                              2,749,599,000
                                                                ---------------

OTHER ASSETS AND LIABILITIES -- 2.5%                                 71,660,221
                                                                ---------------
TOTAL NET ASSETS -- 100.0%                                      $ 2,821,259,221
                                                                ===============

Prime Money Market - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

Notes to Schedule of Investments
--------------------------------------------------------------------------------

AGC        -   Assured Guaranty Corporation

COP        -   Certificates of Participation

FHLB       -   Federal Home Loan Bank

FSA        -   Financial Security Assurance, Inc.

GO         -   General Obligation

LIBOR      -   London Interbank Offered Rate

LOC        -   Letter of Credit

resets     -   The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA      -   Standby Bond Purchase Agreement

VRDN       -   Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.

VRN        -   Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.

(1)   The rate indicated is the yield to maturity at purchase.

(2)   Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2008, was
      $997,491,126, which represented 35.4% of total net assets. Restricted securities considered illiquid represent 2.5% of total net assets.

Prime Money Market - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are generally valued at amortized cost, which approximates current market value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of June 30, 2008:

                 Valuation Inputs                Value of Investment Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                      -
Level 2 - Other Significant Observable Inputs                   $2,749,599,000
Level 3 - Significant Unobservable Inputs                                    -
                                                -------------------------------
                                                                $2,749,599,000
                                                ===============================

3. Federal Tax Information

As of June 30, 2008, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                         $ 2,749,599,000
                                                        ===============

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                              Diversified Bond Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(1) - 29.0%
------------------------------------------------------------------------------
    $     3,438  FHLMC, 6.50%, 2/1/09(2)                         $       3,484
      1,408,165  FHLMC, 5.00%, 10/1/10(2)                            1,439,550
         12,338  FHLMC, 6.50%, 12/1/12(2)                               12,840
        159,711  FHLMC, 6.00%, 1/1/13(2)                               163,661
         24,071  FHLMC, 7.00%, 11/1/13(2)                               25,216
         49,467  FHLMC, 7.00%, 6/1/14(2)                                51,879
         90,486  FHLMC, 6.50%, 6/1/16(2)                                94,805
        148,003  FHLMC, 6.50%, 6/1/16(2)                               154,163
      2,132,282  FHLMC, 5.00%, 11/1/17(2)                            2,128,305
        215,942  FHLMC, 4.50%, 1/1/19(2)                               211,178
      9,263,415  FHLMC, 5.00%, 1/1/21(2)                             9,196,931
      3,615,579  FHLMC, 5.00%, 4/1/21(2)                             3,589,630
         17,820  FHLMC, 7.00%, 9/1/27(2)                                18,889
         29,403  FHLMC, 6.50%, 1/1/28(2)                                30,638
          4,469  FHLMC, 7.00%, 2/1/28(2)                                 4,737
        171,744  FHLMC, 6.50%, 3/1/29(2)                               178,905
        110,145  FHLMC, 6.50%, 6/1/29(2)                               114,772
         16,031  FHLMC, 7.00%, 8/1/29(2)                                16,958
         26,707  FHLMC, 7.50%, 8/1/29(2)                                28,909
          2,806  FHLMC, 6.50%, 5/1/31(2)                                 2,919
         96,522  FHLMC, 6.50%, 5/1/31(2)                               100,397
          1,545  FHLMC, 6.50%, 6/1/31(2)                                 1,607
          2,743  FHLMC, 6.50%, 6/1/31(2)                                 2,853
          3,979  FHLMC, 6.50%, 6/1/31(2)                                 4,139
          8,951  FHLMC, 6.50%, 6/1/31(2)                                 9,310
          9,647  FHLMC, 6.50%, 6/1/31(2)                                10,035
         63,258  FHLMC, 6.50%, 6/1/31(2)                                65,797
      2,141,540  FHLMC, 5.50%, 12/1/33(2)                            2,122,133
        650,583  FHLMC, 6.50%, 7/1/47(2)                               666,340
     45,808,623  FNMA, 6.00%, settlement date 7/14/08(3)            46,216,595
     13,694,000  FNMA, 6.50%, settlement date 7/14/08(3)            14,098,397
          9,074  FNMA, 6.00%, 2/1/09(2)                                  9,206
     14,150,000  FNMA, 3.00%, 7/12/10(2)(4)                         14,098,452
         10,897  FNMA, 6.00%, 5/1/13(2)                                 11,207
         22,206  FNMA, 6.00%, 5/1/13(2)                                 22,865
         56,266  FNMA, 6.00%, 7/1/13(2)                                 57,935
         91,637  FNMA, 6.00%, 12/1/13(2)                                94,354
         65,782  FNMA, 6.00%, 1/1/14(2)                                 67,732
        115,931  FNMA, 6.00%, 2/1/14(2)                                119,369
        120,462  FNMA, 6.00%, 4/1/14(2)                                124,035
        455,040  FNMA, 5.50%, 12/1/16(2)                               462,927
        909,751  FNMA, 5.50%, 12/1/16(2)                               925,520
      3,671,709  FNMA, 4.50%, 5/1/19(2)                              3,582,670
         99,188  FNMA, 6.50%, 1/1/26(2)                                103,293
         12,063  FNMA, 7.00%, 12/1/27(2)                                12,811
          6,269  FNMA, 6.50%, 1/1/28(2)                                  6,525
          6,043  FNMA, 7.00%, 1/1/28(2)                                  6,418
         26,548  FNMA, 7.50%, 4/1/28(2)                                 28,689
        101,266  FNMA, 7.00%, 5/1/28(2)                                107,156

Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
------------------------------------------------------------------------------
    $     4,419  FNMA, 7.00%, 6/1/28(2)                                $ 4,676
         22,596  FNMA, 6.50%, 1/1/29(2)                                 23,517
         65,020  FNMA, 6.50%, 4/1/29(2)                                 67,630
         33,551  FNMA, 7.00%, 7/1/29(2)                                 35,502
         39,332  FNMA, 7.00%, 7/1/29(2)                                 41,601
        104,784  FNMA, 7.50%, 7/1/29(2)                                113,128
         99,582  FNMA, 7.50%, 8/1/30(2)                                107,335
         43,540  FNMA, 7.50%, 9/1/30(2)                                 46,936
        240,455  FNMA, 7.00%, 9/1/31(2)                                254,195
        143,943  FNMA, 6.50%, 1/1/32(2)                                149,540
      1,192,185  FNMA, 7.00%, 6/1/32(2)                              1,260,504
        514,744  FNMA, 6.50%, 8/1/32(2)                                534,761
      3,117,106  FNMA, 5.50%, 6/1/33(2)                              3,091,231
     15,091,645  FNMA, 5.50%, 7/1/33(2)                             14,966,369
      2,570,095  FNMA, 5.50%, 8/1/33(2)                              2,548,761
      3,307,892  FNMA, 5.50%, 9/1/33(2)                              3,280,433
     21,665,979  FNMA, 5.00%, 11/1/33(2)                            20,904,701
      6,780,933  FNMA, 5.50%, 1/1/34(2)                              6,729,249
      2,348,229  FNMA, 5.00%, 8/1/35(2)                              2,259,116
      8,249,572  FNMA, 4.50%, 9/1/35(2)                              7,658,243
      9,934,844  FNMA, 5.00%, 2/1/36(2)                              9,557,827
     12,701,797  FNMA, 5.50%, 4/1/36(2)                             12,560,642
      8,897,168  FNMA, 5.50%, 7/1/36                                 8,787,172
      8,172,185  FNMA, 6.50%, 8/1/37(2)                              8,363,562
        316,560  FNMA, 6.50%, 6/1/47(2)                                324,226
        766,651  FNMA, 6.50%, 8/1/47(2)                                785,218
      1,091,930  FNMA, 6.50%, 8/1/47(2)                              1,118,375
        131,761  FNMA, 6.50%, 9/1/47(2)                                134,952
        897,870  FNMA, 6.50%, 9/1/47(2)                                919,615
      1,038,792  FNMA, 6.50%, 9/1/47(2)                              1,063,950
      1,265,090  FNMA, 6.50%, 9/1/47(2)                              1,295,729
      1,828,464  FNMA, 6.50%, 9/1/47(2)                              1,872,747
     20,000,000  GNMA, 5.50%, settlement date 7/21/08(3)            19,903,120
         40,573  GNMA, 7.50%, 8/20/17(2)                                43,305
         51,922  GNMA, 7.00%, 11/15/22(2)                               55,411
         52,183  GNMA, 8.75%, 3/15/25(2)                                57,013
         12,243  GNMA, 7.00%, 4/20/26(2)                                13,046
         23,144  GNMA, 7.50%, 8/15/26(2)                                24,940
         11,858  GNMA, 8.00%, 8/15/26                                   12,987
          1,471  GNMA, 7.50%, 4/15/27                                    1,585
         26,956  GNMA, 7.50%, 5/15/27                                   29,040
         20,411  GNMA, 8.00%, 6/15/27(2)                                22,351
          2,283  GNMA, 7.50%, 11/15/27                                   2,459
         10,381  GNMA, 7.00%, 2/15/28                                   11,073
         16,186  GNMA, 7.50%, 2/15/28                                   17,430
         15,731  GNMA, 6.50%, 3/15/28                                   16,355
          2,880  GNMA, 7.00%, 4/15/28(2)                                 3,072
          2,196  GNMA, 6.50%, 5/15/28                                    2,283
          6,044  GNMA, 6.50%, 5/15/28                                    6,284
         52,081  GNMA, 6.50%, 5/15/28                                   54,150
         17,186  GNMA, 7.00%, 12/15/28                                  18,331
          1,772  GNMA, 8.00%, 12/15/29(2)                                1,941

Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
------------------------------------------------------------------------------
    $   119,854  GNMA, 7.00%, 5/15/31(2)                         $     127,733
                                                                 -------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED SECURITIES
(Cost $232,631,712)                                                231,892,488
                                                                 -------------
U.S. TREASURY SECURITIES - 21.9%
------------------------------------------------------------------------------
      1,500,000  U.S. Treasury Bonds, 10.625%, 8/15/15(2)(4)         2,147,110
     11,000,000  U.S. Treasury Bonds, 8.125%, 8/15/19(2)            14,717,659
      2,180,000  U.S. Treasury Bonds, 8.125%, 8/15/21(2)(4)          2,982,172
     11,817,000  U.S. Treasury Bonds, 7.125%, 2/15/23(2)(4)         15,147,917
      7,206,000  U.S. Treasury Bonds, 6.125%, 11/15/27(2)(4)         8,632,003
      5,160,000  U.S. Treasury Bonds, 4.75%, 2/15/37(2)(4)           5,343,830
     18,105,680  U.S. Treasury Inflation Indexed Bonds,
                 2.375%, 1/15/27(2)(4)                              18,961,463
      2,563,050  U.S. Treasury Inflation Indexed Bonds,
                 1.75%, 1/15/28(2)                                   2,436,100
     20,307,350  U.S. Treasury Inflation Indexed Notes,
                 3.00%, 7/15/12(2)                                  22,311,117
     17,435,850  U.S. Treasury Inflation Indexed Notes,
                 2.00%, 1/15/14(2)                                  18,524,231
     13,840,470  U.S. Treasury Inflation Indexed Notes,
                 1.625%, 1/15/18(2)(4)                              14,074,042
      7,000,000  U.S. Treasury Notes, 4.75%, 5/31/12(2)(4)           7,408,520
     25,000,000  U.S. Treasury Notes, 3.50%, 5/31/13(2)(4)          25,210,950
     16,293,000  U.S. Treasury Notes, 4.75%, 8/15/17(2)(4)          17,282,050
                                                                 -------------
TOTAL U.S. TREASURY SECURITIES
(Cost $171,882,933)                                                175,179,164
                                                                 -------------
CORPORATE BONDS - 20.6%
------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 0.6%
        675,000  Honeywell International, Inc.,
                 5.30%, 3/15/17(2)                                     672,852
        610,000  Honeywell International, Inc.,
                 5.30%, 3/1/18(2)                                      602,924
        853,000  Lockheed Martin Corp., 6.15%, 9/1/36(2)               847,828
      1,183,000  United Technologies Corp.,
                 4.375%, 5/1/10(2)                                   1,207,818
      1,027,000  United Technologies Corp., 6.05%, 6/1/36(2)         1,022,242
        650,000  United Technologies Corp.,
                 6.125%, 7/15/38(2)                                    656,078
                                                                 -------------
                                                                     5,009,742
                                                                 -------------

AUTOMOBILES - 0.2%
        710,000  DaimlerChrysler N.A. Holding Corp.,
                 5.875%, 3/15/11(2)                                    719,755
        800,000  DaimlerChrysler N.A. Holding Corp.,
                 6.50%, 11/15/13(2)                                    831,032
                                                                 -------------
                                                                     1,550,787
                                                                 -------------

BEVERAGES - 0.6%
      1,400,000  Coca-Cola Co. (The), 5.35%, 11/15/17(2)             1,415,839
      1,150,000  Diageo Capital plc, 5.75%, 10/23/17(2)              1,138,675
        951,000  Miller Brewing Co., 4.25%, 8/15/08
                 (Acquired 8/6/03, Cost $947,738)(2)(5)                952,326
      1,490,000  SABMiller plc, 6.20%, 7/1/11 (Acquired
                 6/27/06, Cost $1,488,942)(2)(5)                     1,529,771
                                                                 -------------
                                                                     5,036,611
                                                                 -------------

BIOTECHNOLOGY - 0.1%
        790,000  Amgen, Inc., 6.15%, 6/1/18(2)                         796,624
                                                                 -------------

CAPITAL MARKETS - 1.3%
      1,580,000  Bear Stearns Cos., Inc. (The),
                 6.40%, 10/2/17(2)                                   1,566,188
      1,630,000  Credit Suisse (New York), 5.00%, 5/15/13(2)         1,588,624
      1,900,000  Deutsche Bank AG (London), 4.875%, 5/20/13          1,871,851
        790,000  Goldman Sachs Group, Inc. (The),
                 6.15%, 4/1/18(2)                                      768,913
      1,376,000  Merrill Lynch & Co., Inc., 4.79%, 8/4/10(2)         1,338,697
      1,600,000  Merrill Lynch & Co., Inc., 6.875%, 4/25/18          1,527,541
        630,000  Morgan Stanley, 6.00%, 4/28/15(2)                     604,053

Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
------------------------------------------------------------------------------
    $   980,000  Morgan Stanley, 6.625%, 4/1/18(2)               $     931,505
                                                                 -------------
                                                                    10,197,372
                                                                 -------------

CHEMICALS - 0.2%
        830,000  Air Products & Chemicals, Inc.,
                 4.15%, 2/1/13(2)                                      812,872
        700,000  E.I. du Pont de Nemours & Co.,
                 5.00%, 1/15/13(2)                                     706,901
        550,001  Rohm & Haas Co., 5.60%, 3/15/13(2)                    551,864
                                                                 -------------
                                                                     2,071,637
                                                                 -------------

COMMERCIAL BANKS - 1.1%
        950,000  Fifth Third Bancorp., 6.25%, 5/1/13(2)                870,777
        810,000  KeyCorp, 6.50%, 5/14/13(2)                            724,234
      1,012,000  PNC Bank N.A., 4.875%, 9/21/17(2)                     891,041
        730,000  PNC Bank N.A., 6.00%, 12/7/17(2)                      693,227
        741,000  PNC Funding Corp., 5.125%, 12/14/10(2)                736,943
        900,000  Regions Bank, 7.50%, 5/15/18(2)                       898,111
        320,000  SunTrust Bank, 7.25%, 3/15/18(2)                      320,192
        845,000  Wachovia Bank N.A., 4.80%, 11/1/14(2)                 767,175
      1,320,000  Wachovia Bank N.A., 4.875%, 2/1/15(2)               1,201,628
      1,167,000  Wells Fargo & Co., 4.625%, 8/9/10(2)                1,179,592
        880,000  Wells Fargo & Co., 4.375%, 1/31/13(2)                 853,329
                                                                 -------------
                                                                     9,136,249
                                                                 -------------

COMMERCIAL SERVICES & SUPPLIES - 0.1%
        540,000  Pitney Bowes, Inc., 5.75%, 9/15/17(2)                 538,613
                                                                 -------------

COMPUTERS & PERIPHERALS - 0.2%
      1,550,000  Hewlett-Packard Co., 4.50%, 3/1/13(2)               1,537,392
                                                                 -------------

CONSUMER FINANCE - 0.3%
        571,000  American Express Centurion Bank,
                 4.375%, 7/30/09(2)                                    568,804
      1,700,000  American Express Centurion Bank,
                 5.55%, 10/17/12(2)                                  1,683,916
                                                                 -------------
                                                                     2,252,720
                                                                 -------------

DIVERSIFIED FINANCIAL SERVICES - 1.8%
      1,861,000  Bank of America Corp., 4.375%, 12/1/10(2)           1,856,135
      1,550,000  Bank of America Corp., 4.90%, 5/1/13(2)             1,498,053
      1,550,000  Bank of America Corp., 5.65%, 5/1/18(2)             1,451,854
        949,000  Bank of America N.A., 5.30%, 3/15/17(2)               873,796
        825,000  Bank of America N.A., 6.00%, 10/15/36(2)              734,484
        910,000  Citigroup, Inc., 5.50%, 4/11/13(2)                    889,425
        834,000  Citigroup, Inc., 5.00%, 9/15/14(2)                    774,316
        950,000  Citigroup, Inc., 6.125%, 5/15/18(2)                   912,089
        773,000  General Electric Capital Corp.,
                 6.125%, 2/22/11(2)                                    808,334
        620,000  General Electric Capital Corp.,
                 4.80%, 5/1/13                                         608,298
      1,080,000  General Electric Capital Corp.,
                 5.625%, 9/15/17(2)                                  1,059,533
        600,000  John Deere Capital Corp., 4.50%, 4/3/13(2)            593,385
      1,205,000  John Deere Capital Corp., 5.50%, 4/13/17(2)         1,210,539
      1,000,000  Pricoa Global Funding I, 5.40%, 10/18/12
                 (Acquired 10/11/07, Cost $998,010)(2)(5)              999,609
                                                                 -------------
                                                                    14,269,850
                                                                 -------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
      1,167,000  AT&T Corp., 7.30%, 11/15/11(2)                      1,244,290
      1,000,000  AT&T, Inc., 6.80%, 5/15/36(2)                       1,007,263
        310,000  AT&T, Inc., 6.40%, 5/15/38(2)                         298,374
        176,000  BellSouth Corp., 6.875%, 10/15/31(2)                  176,667
        870,000  British Telecommunications plc,
                 5.95%, 1/15/18(2)                                     834,044

Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
------------------------------------------------------------------------------
    $   494,000  Embarq Corp., 7.08%, 6/1/16(2)                  $     470,261
        280,000  Qwest Corp., 7.875%, 9/1/11(2)                        281,400
        800,000  Qwest Corp., 7.50%, 10/1/14(2)                        774,000
      1,600,000  Rogers Communications, Inc.,
                 6.25%, 6/15/13(2)                                   1,637,430
      1,263,000  Telecom Italia Capital SA,
                 4.00%, 1/15/10(2)                                   1,246,623
        750,000  Telefonica Emisiones SAU, 5.98%, 6/20/11(2)           761,830
        680,000  Telefonica Emisiones SAU, 7.05%, 6/20/36(2)           701,474
        686,000  Verizon Communications, Inc.,
                 5.55%, 2/15/16(2)                                     669,789
        580,000  Verizon Communications, Inc.,
                 5.50%, 2/15/18(2)                                     553,337
        610,000  Verizon Communications, Inc.,
                 6.10%, 4/15/18(2)                                     607,315
        489,000  Verizon Communications, Inc.,
                 6.25%, 4/1/37(2)                                      452,801
        870,000  Verizon Communications, Inc.,
                 6.40%, 2/15/38(2)                                     814,187
                                                                 -------------
                                                                    12,531,085
                                                                 -------------

ELECTRIC UTILITIES - 0.9%
      1,123,000  Carolina Power & Light Co.,
                 5.15%, 4/1/15(2)                                    1,122,339
        545,000  Carolina Power & Light Co.,
                 5.25%, 12/15/15(2)                                    548,019
        908,000  Cleveland Electric Illuminating Co. (The),
                 5.70%, 4/1/17(2)                                      865,892
        602,000  Florida Power Corp., 4.50%, 6/1/10(2)                 608,494
        790,000  Florida Power Corp., 5.65%, 6/15/18(2)                799,625
        540,000  Florida Power Corp., 6.35%, 9/15/37(2)                551,468
      1,350,000  Pacific Gas & Electric Co.,
                 4.20%, 3/1/11(2)                                    1,339,880
        610,000  Pacific Gas & Electric Co.,
                 6.35%, 2/15/38(2)                                     613,117
        780,000  Southern California Edison Co.,
                 5.625%, 2/1/36(2)                                     741,662
        425,000  Toledo Edison Co., 6.15%, 5/15/37(2)                  370,513
                                                                 -------------
                                                                     7,561,009
                                                                 -------------

ELECTRICAL EQUIPMENT - 0.1%
        900,000  Rockwell Automation, Inc.,
                 6.25%, 12/1/37(2)                                     910,266
                                                                 -------------

FOOD & STAPLES RETAILING - 1.0%
        820,000  CVS Caremark Corp., 5.75%, 6/1/17(2)                  809,011
      1,580,000  Kroger Co. (The), 5.00%, 4/15/13(2)                 1,556,419
      1,170,000  SYSCO Corp., 4.20%, 2/12/13(2)                      1,145,253
      1,014,000  Wal-Mart Stores, Inc., 4.125%, 7/1/10(2)            1,028,151
        640,000  Wal-Mart Stores, Inc., 4.25%, 4/15/13(2)              637,373
      1,060,000  Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)            1,031,997
        850,000  Wal-Mart Stores, Inc., 6.50%, 8/15/37(2)              878,840
        640,000  Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)              631,791
                                                                 -------------
                                                                     7,718,835
                                                                 -------------

FOOD PRODUCTS - 0.8%
      1,566,000  Cadbury Schweppes U.S. Finance LLC,
                 3.875%, 10/1/08 (Acquired
                 6/14/05-11/28/05, Cost $1,528,931)(2)(5)            1,564,492
        880,000  Cargill, Inc., 5.20%, 1/22/13 (Acquired
                 1/16/08, Cost $879,270)(2)(5)                         872,776
      1,460,000  General Mills, Inc., 5.65%, 9/10/12(2)              1,490,632
        900,000  Kellogg Co., 5.125%, 12/3/12(2)                       913,089
        540,000  Kellogg Co., 6.60%, 4/1/11(2)                         568,631
        830,000  Kraft Foods, Inc., 6.00%, 2/11/13(2)                  839,737
                                                                 -------------
                                                                     6,249,357
                                                                 -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
      1,531,000  Baxter Finco BV, 4.75%, 10/15/10(2)                 1,549,493
      1,130,000  Baxter International, Inc.,
                 5.90%, 9/1/16(2)                                    1,160,424
        650,000  Baxter International, Inc.,
                 5.375%, 6/1/18(2)                                     644,535
        590,000  Baxter International, Inc.,
                 6.25%, 12/1/37(2)                                     594,327
                                                                 -------------
                                                                     3,948,779
                                                                 -------------

Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 0.2%
    $ 1,826,000  Laboratory Corp. of America Holdings,
                 5.625%, 12/15/15(2)                             $   1,729,931
                                                                 -------------

HOTELS, RESTAURANTS & LEISURE - 0.5%
      1,550,000  McDonald's Corp., 5.35%, 3/1/18(2)                  1,517,303
        560,000  McDonald's Corp., 6.30%, 10/15/37(2)                  559,561
      1,230,000  Royal Caribbean Cruises Ltd.,
                 7.00%, 6/15/13(2)                                   1,094,700
        560,000  Yum! Brands, Inc., 6.875%, 11/15/37(2)                518,945
                                                                 -------------
                                                                     3,690,509
                                                                 -------------

HOUSEHOLD PRODUCTS - 0.2%
        560,000  Kimberly-Clark Corp., 6.125%, 8/1/17(2)               583,298
      1,030,000  Procter & Gamble Co. (The),
                 5.55%, 3/5/37(2)                                      994,826
                                                                 -------------
                                                                     1,578,124
                                                                 -------------

INDUSTRIAL CONGLOMERATES - 0.4%
      2,734,000  General Electric Co., 5.00%, 2/1/13(2)              2,757,589
        560,000  General Electric Co., 5.25%, 12/6/17(2)               540,118
                                                                 -------------
                                                                     3,297,707
                                                                 -------------

INSURANCE - 1.3%
      1,280,000  Allstate Financial Global Funding,
                 4.25%, 9/10/08 (Acquired 9/3/03, Cost
                 $1,277,491)(2)(5)                                   1,281,866
        956,000  Hartford Financial Services Group, Inc.
                 (The), 5.375%, 3/15/17(2)                             903,604
        610,000  Hartford Financial Services Group, Inc.
                 (The), 6.30%, 3/15/18(2)                              611,321
        630,000  Hartford Financial Services Group, Inc.
                 (The), 6.00%, 1/15/19(2)                              607,721
      1,120,000  Lincoln National Corp., 6.30%, 10/9/37(2)           1,056,565
      2,170,000  MetLife Global Funding I, 5.125%, 4/10/13
                 (Acquired 4/7/08-4/8/08, Cost
                 $2,172,189)(2)(5)                                   2,139,898
      1,630,000  New York Life Global Funding,
                 4.65%, 5/9/13 (Acquired 5/2/08, Cost
                 $1,627,131)(2)(5)                                   1,619,289
        900,000  Prudential Financial, Inc.,
                 6.00%, 12/1/17(2)                                     892,918
        600,000  Prudential Financial, Inc.,
                 5.40%, 6/13/35(2)                                     504,251
        570,000  Travelers Cos., Inc. (The),
                 6.25%, 6/15/37(2)                                     532,222
                                                                 -------------
                                                                    10,149,655
                                                                 -------------

MACHINERY - 0.5%
        550,000  Atlas Copco AB, 5.60%, 5/22/17 (Acquired
                 5/15/07, Cost $549,753)(2)(5)                         536,490
        560,000  Caterpillar Financial Services Corp.,
                 4.85%, 12/7/12(2)                                     559,111
      3,180,000  Caterpillar Financial Services Corp.,
                 5.45%, 4/15/18(2)                                   3,163,200
                                                                 -------------
                                                                     4,258,801
                                                                 -------------

MEDIA - 1.1%
        750,000  Comcast Cable Communications LLC,
                 6.75%, 1/30/11(2)                                     777,640
      1,104,000  Comcast Corp., 5.90%, 3/15/16(2)                    1,081,271
        650,000  Comcast Corp., 5.70%, 5/15/18(2)                      618,447
        650,000  Comcast Corp., 6.40%, 5/15/38(2)                      602,802
        635,000  News America Holdings, Inc.,
                 7.75%, 1/20/24(2)                                     688,623
        920,000  Pearson Dollar Finance Two plc,
                 6.25%, 5/6/18 (Acquired 4/29/08, Cost
                 $918,307)(2)(5)                                       911,988
      1,650,000  Time Warner Cable, Inc., 5.40%, 7/2/12(2)           1,635,421
      1,630,000  Time Warner Cable, Inc., 6.75%, 7/1/18(2)           1,645,423
        445,000  Time Warner, Inc., 5.50%, 11/15/11(2)                 438,936
        176,000  Time Warner, Inc., 7.625%, 4/15/31(2)                 179,498
                                                                 -------------
                                                                     8,580,049
                                                                 -------------

METALS & MINING - 0.4%
      1,130,000  ArcelorMittal, 6.125%, 6/1/18 (Acquired
                 5/19/08, Cost $1,125,152)(2)(5)                     1,107,453
      1,950,000  Rio Tinto Finance USA Ltd.,
                 5.875%, 7/15/13(2)                                  1,963,855

Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
------------------------------------------------------------------------------
    $   447,000  Xstrata Finance Canada Ltd.,
                 5.80%, 11/15/16 (Acquired 11/8/06, Cost
                 $445,896)(2)(5)                                 $     422,629
                                                                 -------------
                                                                     3,493,937
                                                                 -------------

MULTILINE RETAIL - 0.3%
        396,000  Federated Retail Holdings, Inc.,
                 5.35%, 3/15/12(2)                                     368,388
        560,000  Kohl's Corp., 6.875%, 12/15/37(2)                     506,750
      1,390,000  Macy's Retail Holdings, Inc.,
                 5.875%, 1/15/13(2)                                  1,291,651
                                                                 -------------
                                                                     2,166,789
                                                                 -------------

MULTI-UTILITIES - 0.6%
        560,000  CenterPoint Energy Resources Corp.,
                 6.125%, 11/1/17(2)                                    546,986
        950,000  CenterPoint Energy Resources Corp.,
                 6.25%, 2/1/37(2)                                      847,357
        584,000  Dominion Resources, Inc.,
                 4.75%, 12/15/10(2)                                    588,186
        670,000  Dominion Resources, Inc., 6.40%, 6/15/18(2)           677,878
      1,120,000  NSTAR Electric Co., 5.625%, 11/15/17(2)             1,135,049
        614,000  Pacific Gas & Electric Co.,
                 6.05%, 3/1/34(2)                                      595,215
        367,000  Pacific Gas & Electric Co.,
                 5.80%, 3/1/37(2)                                      344,096
                                                                 -------------
                                                                     4,734,767
                                                                 -------------

OIL, GAS & CONSUMABLE FUELS - 1.3%
        560,000  Canadian Natural Resources Ltd.,
                 5.70%, 5/15/17(2)                                     550,076
        580,000  Canadian Natural Resources Ltd.,
                 6.75%, 2/1/39(2)                                      584,388
        790,000  ConocoPhillips, 5.20%, 5/15/18(2)(4)                  781,237
      1,240,000  Enbridge Energy Partners LP,
                 6.50%, 4/15/18 (Acquired 3/31/08, Cost
                 $1,233,378)(2)(5)                                   1,248,847
      1,776,000  Enterprise Products Operating LP,
                 4.95%, 6/1/10(2)                                    1,776,735
        600,000  Enterprise Products Operating LP,
                 6.30%, 9/15/17(2)                                     597,656
        810,000  Nexen, Inc., 6.40%, 5/15/37(2)                        771,044
      1,386,000  Premcor Refining Group, Inc. (The),
                 6.125%, 5/1/11(2)                                   1,394,883
        780,000  Tesoro Corp., 6.25%, 11/1/12(2)                       744,900
        280,000  TransCanada PipeLines Ltd.,
                 6.20%, 10/15/37(2)                                    258,049
        773,000  XTO Energy, Inc., 5.30%, 6/30/15(2)                   756,472
        615,000  XTO Energy, Inc., 6.10%, 4/1/36(2)                    588,433
        320,000  XTO Energy, Inc., 6.375%, 6/15/38(2)                  307,216
                                                                 -------------
                                                                    10,359,936
                                                                 -------------

PHARMACEUTICALS - 1.0%
      1,021,000  Abbott Laboratories, 5.875%, 5/15/16(2)             1,053,515
        630,000  Abbott Laboratories, 5.60%, 11/30/17(2)               637,542
      2,420,000  AstraZeneca plc, 5.40%, 9/15/12(2)                  2,478,150
        830,000  AstraZeneca plc, 5.90%, 9/15/17(2)                    853,098
      1,630,000  GlaxoSmithKline Capital, Inc.,
                 4.85%, 5/15/13(2)                                   1,630,249
        980,000  GlaxoSmithKline Capital, Inc.,
                 6.375%, 5/15/38(2)                                    977,299
        780,000  Wyeth, 5.95%, 4/1/37(2)                               756,439
                                                                 -------------
                                                                     8,386,292
                                                                 -------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.1%
      1,080,000  ProLogis, 5.625%, 11/15/16(2)                       1,003,169
                                                                 -------------

ROAD & RAIL - 0.4%
      2,400,000  Norfolk Southern Corp., 5.75%, 4/1/18
                 (Acquired 4/1/08, Cost $2,393,352)(2)(5)            2,369,887
        810,000  Union Pacific Corp., 5.75%, 11/15/17(2)               799,284
                                                                 -------------
                                                                     3,169,171
                                                                 -------------

SOFTWARE - 0.7%
        573,000  Intuit, Inc., 5.75%, 3/15/17(2)                       539,821
      1,733,000  Oracle Corp., 5.00%, 1/15/11(2)                     1,768,206

Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
------------------------------------------------------------------------------
    $ 3,170,000  Oracle Corp., 5.75%, 4/15/18(2)                 $   3,177,865
                                                                 -------------
                                                                     5,485,892
                                                                 -------------

SPECIALTY RETAIL - 0.1%
        560,000  Lowe's Cos., Inc., 5.60%, 9/15/12(2)                  577,871
                                                                 -------------

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
        708,000  Vodafone Group plc, 5.625%, 2/27/17(2)                683,794
                                                                 -------------
TOTAL CORPORATE BONDS
(Cost $167,178,514)                                                164,663,322
                                                                 -------------
COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 18.6%
------------------------------------------------------------------------------
      3,607,629  Banc of America Alternative Loan Trust,
                 Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)         3,342,735
      6,766,366  Banc of America Commercial Mortgage, Inc.,
                 Series 2000-2, Class B, VRN,
                 7.38%, 7/1/08(2)                                    7,040,959
      8,250,000  Banc of America Commercial Mortgage, Inc.,
                 Series 2004-2, Class A3 SEQ,
                 4.05%, 11/10/38(2)                                  8,077,729
      5,830,000  Banc of America Commercial Mortgage, Inc.,
                 Series 2006-6, Class A3 SEQ,
                 5.37%, 12/10/16(2)                                  5,527,295
      5,750,000  Banc of America Commercial Mortgage, Inc.,
                 Series 2007-4, Class A3 SEQ, VRN,
                 5.81%, 7/1/08(2)                                    5,502,572
     17,055,750  Banc of America Commercial Mortgage, Inc.
                 STRIPS - COUPON, Series 2004-1, Class XP,
                 VRN, 0.64%, 7/1/08(2)                                 243,795
      1,041,391  Banc of America Large Loan, Series 2005
                 MIB1, Class A1, VRN, 2.62%, 7/15/08,
                 resets monthly off the 1-month LIBOR plus
                 0.15% with no caps (Acquired 11/18/05,
                 Cost $1,041,391)(2)(5)                                992,634
      3,489,151  Bear Stearns Commercial Mortgage
                 Securities Trust, Series 2006 BBA7,
                 Class A1, VRN, 2.58%, 7/15/08, resets
                 monthly off the 1-month LIBOR plus 0.11%
                 with no caps (Acquired 6/5/06, Cost
                 $3,489,151)(2)(5)                                   3,335,765
     25,045,432  Bear Stearns Commercial Mortgage
                 Securities Trust STRIPS-COUPON,
                 Series 2004 T16, Class X2, VRN,
                 0.72%, 7/1/08(2)                                      607,602
      6,175,215  Commercial Mortgage Acceptance Corp.
                 STRIPS-COUPON, Series 1998 C2, Class X,
                 VRN, 1.00%, 7/1/08(2)                                 221,783
        129,004  Commercial Mortgage Pass-Through
                 Certificates, Series 2005 F10A, Class A1,
                 VRN, 2.57%, 7/15/08, resets monthly off
                 the 1-month LIBOR plus 0.10% with no caps
                 (Acquired 3/18/05, Cost $129,004)(2)(5)               125,531
        870,758  Countrywide Home Loan Mortgage
                 Pass-Through Trust, Series 2003-37,
                 Class 2A2, VRN, 4.23%, 7/1/08(2)                      837,633
     10,770,588  Countrywide Home Loan Mortgage
                 Pass-Through Trust, Series 2007-16,
                 Class A1, 6.50%, 7/1/08(2)                         10,564,138
      2,500,000  Credit Suisse First Boston Mortgage
                 Securities Corp., Series 2000 C1, Class B,
                 VRN, 7.66%, 7/11/08(2)                              2,623,490
      2,000,000  Credit Suisse First Boston Mortgage
                 Securities Corp., Series 2001 CK3,
                 Class A4 SEQ, 6.53%, 6/15/34(2)                     2,057,084
      4,935,400  Credit Suisse First Boston Mortgage
                 Securities Corp., Series 2003 AR28,
                 Class 2A1, VRN, 4.41%, 7/1/08(2)                    4,930,657
      3,750,000  Credit Suisse Mortgage Capital
                 Certificates, Series 2007 TF2A, Class A1,
                 VRN, 2.65%, 7/15/08, resets monthly off
                 the 1-month LIBOR plus 0.18% with no caps
                 (Acquired 7/24/07, Cost $3,750,000)(2)(5)           3,594,026
      3,745,633  FHLMC, Series 2567, Class OD,
                 5.00%, 8/15/15(2)                                   3,787,873
      2,090,317  FHLMC, Series 2900, Class PA,
                 4.50%, 3/15/14(2)                                   2,096,822
      3,054,000  FHLMC, Series 2926, Class EW SEQ,
                 5.00%, 1/15/25(2)                                   2,953,548
      1,132,041  FHLMC, Series 2937, Class KA,
                 4.50%, 12/15/14(2)                                  1,135,683
     10,000,000  FHLMC, Series 3203, Class VN SEQ,
                 5.00%, 6/15/22(2)                                   9,440,110
         26,887  FNMA, Series 1989-35, Class G SEQ,
                 9.50%, 7/25/19(2)                                      29,556
      1,085,000  FNMA, Series 2003-92, Class PD,
                 4.50%, 3/25/17(2)                                   1,079,993

Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
------------------------------------------------------------------------------
    $ 6,687,409  GMAC Commercial Mortgage Securities, Inc.,
                 Series 2005 C1, Class A2 SEQ,
                 4.47%, 5/10/43(2)                               $   6,640,591
      4,150,000  Greenwich Capital Commercial Funding
                 Corp., Series 2005 GG3, Class A2 SEQ,
                 4.31%, 8/10/42(2)                                   4,121,784
        946,937  Greenwich Capital Commercial Funding
                 Corp., Series 2006 FL4A, Class A1, VRN,
                 2.54%, 7/5/08, resets monthly off the
                 1-month LIBOR plus 0.09% with no caps
                 (Acquired 12/14/06, Cost $946,937)(2)(5)              888,429
      1,079,044  GS Mortgage Securities Corp. II,
                 Series 2007 EOP, Class A1, VRN,
                 2.54%, 7/7/08, resets monthly off the
                 1-month LIBOR plus 0.09% with no caps
                 (Acquired 6/1/2007, cost $1,079,044)(2)(5)          1,010,610
      3,263,757  J.P. Morgan Mortgage Trust, Series 2005
                 A8, Class 6A2, VRN, 5.13%, 7/1/08(2)                3,209,556
      8,200,000  LB-UBS Commercial Mortgage Trust,
                 Series 2003 C3, Class A3 SEQ,
                 3.85%, 5/15/27(2)                                   7,880,462
      2,400,000  LB-UBS Commercial Mortgage Trust,
                 Series 2004 C1, Class A2 SEQ,
                 3.62%, 1/15/29(2)                                   2,381,162
      5,729,000  LB-UBS Commercial Mortgage Trust,
                 Series 2005 C3, Class A3 SEQ,
                 4.65%, 7/30/30(2)                                   5,590,576
      6,570,000  LB-UBS Commercial Mortgage Trust,
                 Series 2006 C1, Class A4 SEQ,
                 5.16%, 2/15/31(2)                                   6,194,583
          5,645  Lehman Brothers Commercial Conduit
                 Mortgage Trust, Series 1998 C1, Class C,
                 6.68%, 2/18/30(2)                                       5,635
        649,598  Lehman Brothers Floating Rate Commercial
                 Mortgage Trust, Series 2006 LLFA,
                 Class A1, VRN, 2.55%, 7/15/08, resets
                 monthly off the 1-month LIBOR plus 0.08%
                 with no caps (Acquired 8/7/06-9/25/06,
                 Cost $649,562)(2)(5)                                  618,318
        119,691  MASTR Alternative Loans Trust,
                 Series 2003-8, Class 4A1,
                 7.00%, 12/25/33(2)                                    117,368
      2,574,276  Merrill Lynch Floating Trust,
                 Series 2006-1, Class A1, VRN,
                 2.54%, 7/15/08, resets monthly off the
                 1-month LIBOR plus 0.07% with no caps
                 (Acquired 10/31/06, Cost $2,574,276)(2)(5)          2,422,352
      3,697,530  Morgan Stanley Capital I, Series 2004 HQ3,
                 Class A2 SEQ, 4.05%, 1/13/41(2)                     3,658,765
      2,435,012  Thornburg Mortgage Securities Trust,
                 Series 2006-5, Class A1, VRN,
                 2.60%, 7/25/08, resets monthly off the
                 1-month LIBOR plus 0.12% with no caps(2)            2,349,046
     10,000,000  Wachovia Bank Commercial Mortgage Trust,
                 Series 2006 C23, Class A4, VRN,
                 5.42%, 7/1/08(2)                                    9,566,870
      2,325,000  Washington Mutual Mortgage Pass-Through
                 Certificates, Series 2005 AR4, Class A3,
                 VRN, 4.59%, 7/1/08(2)                               2,306,084
      4,497,000  Washington Mutual Mortgage Pass-Through
                 Certificates, Series 2005 AR4, Class A4B,
                 VRN, 4.67%, 7/1/08(2)                               4,453,325
      5,435,636  Wells Fargo Mortgage Backed Securities
                 Trust, Series 2007-11, Class A19 SEQ,
                 6.00%, 8/25/37(2)                                   5,371,637
                                                                 -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $151,350,804)                                                148,936,166
                                                                 -------------
U.S. GOVERNMENT AGENCY SECURITIES - 4.0%
------------------------------------------------------------------------------
     20,000,000  FHLMC, 5.625%, 3/15/11(2)(4)                       21,099,040
      5,395,000  FHLMC, 4.875%, 6/13/18(2)(4)                        5,468,097
      5,461,000  FNMA, 4.375%, 7/17/13(2)                            5,518,433
                                                                 -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $32,017,808)                                                  32,085,570
                                                                 -------------
MUNICIPAL SECURITIES -- 4.0%
------------------------------------------------------------------------------
     10,200,000  Clark County School District GO,
                 Series 2004 D, (Building Bonds),
                 5.00%, 12/15/14, Prerefunded at 100% of
                 Par (MBIA)(2)(7)                                   11,057,820
     10,100,000  Clark County School District GO,
                 Series 2005 C, (Building Bonds),
                 5.00%, 12/15/15, Prerefunded at 100% of
                 Par (FSA)(2)(7)                                    10,975,569

Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
------------------------------------------------------------------------------
    $ 1,477,000  Illinois GO, (Taxable Pension),
                 5.10%, 6/1/33(2)                                $   1,396,341
      7,600,000  Massachusetts GO, Series 2005 C,
                 5.00%, 9/1/15, Prerefunded at 100% of
                 Par(2)(7)                                           8,250,712
                                                                 -------------
  TOTAL MUNICIPAL SECURITIES
  (Cost $31,581,172)                                                31,680,442
                                                                 -------------
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 2.9%
------------------------------------------------------------------------------
      4,676,925  FHLMC, 6.80%, 8/1/36(2)                             4,776,109
      6,057,689  FHLMC, 6.00%, 11/1/36(2)                            6,184,525
      3,596,860  FNMA, 6.49%, 5/1/36(2)                              3,685,515
      2,473,063  FNMA, 6.42%, 9/1/36(2)                              2,541,891
      2,909,356  FNMA, 6.45%, 9/1/36(2)                              2,999,462
      3,116,289  FNMA, 5.96%, 6/1/37(2)                              3,173,074
                                                                 -------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $23,306,004)                                                  23,360,576
                                                                 -------------
ASSET-BACKED SECURITIES(1) - 1.2%
------------------------------------------------------------------------------
        734,152  Accredited Mortgage Loan Trust,
                 Series 2006-2, Class A1, VRN,
                 2.52%, 7/25/08, resets monthly off the
                 1-month LIBOR plus 0.04% with no caps(2)              727,943
      2,400,000  CNH Equipment Trust, Series 2007 C,
                 Class A3A SEQ, 5.21%, 12/15/11(2)                   2,443,913
      1,164,000  Detroit Edison Securitization Funding LLC,
                 Series 2001-1, Class A4 SEQ,
                 6.19%, 3/1/13(2)                                    1,203,384
      1,049,931  Long Beach Mortgage Loan Trust,
                 Series 2006-6, Class 2A1, VRN,
                 2.52%, 7/25/08, resets monthly off the
                 1-month LIBOR plus 0.04% with no caps(2)            1,045,431
         12,071  Nomura Home Equity Loan, Inc., Series 2006
                 HE2, Class A1, VRN, 2.54%, 7/25/08, resets
                 monthly off the 1-month LIBOR plus 0.06%
                 with no caps(2)                                        12,001
      1,266,632  SLM Student Loan Trust, Series 2006-5,
                 Class A2, VRN, 2.91%, 7/25/08, resets
                 quarterly off the 3-month LIBOR minus
                 0.01% with no caps(2)                               1,262,161
        778,629  SLM Student Loan Trust, Series 2006-10,
                 Class A2, VRN, 2.93%, 7/25/08, resets
                 quarterly off the 3-month LIBOR plus 0.01%
                 with no caps(2)                                       777,102
      2,470,610  SLM Student Loan Trust, Series 2007-8,
                 Class A1, VRN, 3.15%, 7/25/08, resets
                 quarterly off the 3-month LIBOR plus 0.23%
                 with no caps(2)                                     2,455,712
         66,127  Soundview Home Equity Loan Trust,
                 Series 2006-3, Class A1, VRN,
                 2.52%, 7/25/08, resets monthly off the
                 1-month LIBOR plus 0.04% with no caps(2)               66,056
                                                                 -------------
TOTAL ASSET-BACKED SECURITIES
(Cost $9,941,998)                                                    9,993,703
                                                                 -------------
SOVEREIGN GOVERNMENTS & AGENCIES - 0.2%
------------------------------------------------------------------------------
        246,000  Hydro Quebec, 8.40%, 1/15/22(2)                       329,247
      1,305,000  Province of Quebec, 5.00%, 7/17/09(2)               1,328,488
                                                                 -------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $1,608,050)                                                    1,657,735
                                                                 -------------
TEMPORARY CASH INVESTMENTS - 6.9%
------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse First Boston, Inc.,
(collateralized by various U.S. Treasury obligations,
2.05%, 12/26/08, valued at $15,357,944), in a joint
trading account at 1.70%, dated 6/30/08, due 7/01/08
(Delivery value $15,059,711)(2)                                     15,059,000

Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
------------------------------------------------------------------------------
Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations,
3.875%, 1/15/09, valued at $40,600,646), in a joint
trading account at 1.70%, dated 6/30/08, due 7/01/08
(Delivery value $39,796,879)(2)                                  $  39,795,000
                                                                 -------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $54,854,000)                                                  54,854,000
                                                                 -------------
TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL(6) - 11.6%
------------------------------------------------------------------------------

    $ 6,000,071  Bancaja US Debt SAu, VRN, 2.76%, 7/10/08,
                 resets quarterly off the 3-month LIBOR
                 plus 0.05% with no caps (Acquired 7/9/07,
                 Cost $6,000,288)(5)                                 5,998,327

      4,999,883  BASF AG, VRN, 2.72%, 7/21/08, resets
                 quarterly off the 3-month LIBOR minus
                 0.01% with no caps (Acquired 6/27/07, Cost
                 $4,999,500)(5)                                      4,996,329

      5,998,212  K2 (USA) LLC, VRN, 2.09%, 7/1/08, resets
                 quarterly off the Federal Reserve Prime
                 Loan Rate minus 2.91% with no caps
                 (Acquired 6/15/07, Cost $5,996,400)(5)              5,887,945

      5,998,129  Links Finance LLC, VRN, 2.10%, 7/1/08,
                 resets quarterly off the Federal Reserve
                 Prime Loan Rate minus 2.91% with no caps
                 (Acquired 7/9/07, Cost $5,997,000)(5)               5,855,908

      5,000,000  Merrill Lynch & Co., Inc., VRN,
                 2.17%, 7/1/08, resets quarterly off the
                 Federal Reserve Prime Loan Rate minus
                 2.83% with no caps                                  4,893,930

      3,002,473  Nationwide Building Society, VRN,
                 2.80%, 9/8/08, resets quarterly off the
                 3-month LIBOR plus 0.13% with no caps               2,996,818

      4,998,195  Tango Finance Corp., VRN, 2.09%, 7/1/08,
                 resets quarterly off the Federal Reserve
                 Prime Loan Rate minus 2.91% with no caps
                 (Acquired 6/29/07, Cost $4,996,375)(5)              4,924,855

Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$10,000,694)                                                        10,000,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.45%, dated 6/30/08, due 7/1/08 (Delivery value
$10,000,681)                                                        10,000,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$10,000,694)                                                        10,000,000

Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.65%, dated 6/30/08, due 7/1/08 (Delivery value
$10,000,736)                                                        10,000,000

Repurchase Agreement, UBS Securities LLC, (collateralized
by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.65%, dated 6/30/08, due
7/1/08 (Delivery value $16,981,906)                                 16,980,656
                                                                 -------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL
(Cost $92,977,620)                                                  92,534,768
                                                                 -------------

TOTAL INVESTMENT SECURITIES -- 120.9%
(Cost $969,330,615)                                              $ 966,837,934
                                                                 -------------
OTHER ASSETS AND LIABILITIES -- (20.9)%                           (167,451,670)
                                                                 -------------
TOTAL NET ASSETS -- 100.0%                                       $ 799,386,264
                                                                 =============

Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------

FUTURES CONTRACTS

                                 Expiration      Underlying Face   Unrealized
     Contracts Purchased            Date         Amount at Value   Gain (Loss)
------------------------------------------------------------------------------
    1,348   U.S Treasury 2-Year
            Notes                September 2008    $ 284,701,813   $   249,717
                                                   ===========================

                                 Expiration      Underlying Face   Unrealized
      Contracts Sold               Date          Amount at Value   Gain (Loss)
------------------------------------------------------------------------------
      500   U.S. Long Bond       September 2008    $  57,796,875   $    26,219
                                                   ===========================

SWAP AGREEMENTS

   Notional                                                        Unrealized
    Amount       Description of Agreement        Expiration Date   Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
    $11,500,000  Pay quarterly a fixed rate         June 2012      $   494,260
                 equal to 0.35% multiplied by
                 the notional amount and
                 receive from Barclays Bank plc
                 upon each default event of one
                 of the issues of Dow Jones CDX
                 N.A. Investment Grade 8, par
                 value of the proportional
                 notional amount.

      3,000,000  Pay quarterly a fixed rate       September 2012       173,640
                 equal to 0.63% multiplied by
                 the notional amount and
                 receive from Deutsche Bank AG
                 upon each default event of
                 Morgan Stanley, par value of
                 the proportional notional
                 amount of Morgan Stanley,
                 6.60%, 4/1/12.

      1,370,000  Pay quarterly a fixed rate       December 2012         75,095
                 equal to 0.73% multiplied by
                 the notional amount and
                 receive from Barclays Bank plc
                 upon each default event of
                 American International Group,
                 Inc., par value of the
                 proportional notional amount
                 of American International
                 Group, Inc., 4.25%, 5/15/13.

      1,400,000  Pay quarterly a fixed rate       December 2012         24,814
                 equal to 2.45% multiplied by
                 the notional amount and
                 receive from Bank of America
                 N.A. upon each default event
                 of Toll Brothers, Inc., par
                 value of the proportional
                 notional amount of Toll
                 Brothers Finance Corp.,
                 6.875%, 11/15/12.

      1,400,000  Pay quarterly a fixed rate       December 2012          3,946
                 equal to 2.85% multiplied by
                 the notional amount and
                 receive from Barclays Bank plc
                 upon each default event of
                 Toll Brothers, Inc., par value
                 of the proportional notional
                 amount of Toll Brothers
                 Finance Corp., 6.875%,
                 11/15/12.

        550,000  Pay quarterly a fixed rate         March 2013           1,009
                 equal to 0.70% multiplied by
                 the notional amount and
                 receive from Barclays Bank plc
                 upon each default event of
                 Rohm & Haas Company, par value
                 of the proportional notional
                 amount of Rohm & Haas Company,
                 7.85%, 7/15/29.

      2,850,000  Pay quarterly a fixed rate         June 2013           14,257
                 equal to 0.60% multiplied by
                 the notional amount and
                 receive from Deutsche Bank AG
                 upon each default event of
                 Marsh & McLennan Companies,
                 Inc., par value of the
                 proportional notional amount
                 of Marsh & McLennan Companies,
                 Inc., 5.375%, 7/15/14.

      3,500,000  Pay quarterly a fixed rate         June 2013           (3,068)
                 equal to 1.28% multiplied by
                 the notional amount and
                 receive from Barclays Bank plc
                 upon each default event of
                 Staples, Inc., par value of
                 the proportional notional
                 amount of Staples, Inc.,
                 7.375%, 10/1/12.

      7,600,000  Pay quarterly a fixed rate         March 2017         158,698
                 equal to 0.12% multiplied by
                 the notional amount and
                 receive from Barclays Bank plc
                 upon each default event of
                 Pfizer Inc., par value of the
                 proportional notional amount
                 of Pfizer Inc., 4.65%, 3/1/18.

      3,010,000  Pay quarterly a fixed rate       September 2017       111,061
                 equal to 0.64% multiplied by
                 the notional amount and
                 receive from Deutsche Bank AG
                 upon each default event of
                 JPMorgan Chase & Co., par
                 value of the proportional
                 notional amount of JPMorgan
                 Chase & Co., 6.75%, 2/1/11.
                                                                   -----------
                                                                   $ 1,053,712
                                                                   ===========

Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------

Notes to Schedule of Investments
------------------------------------------------------------------------------

CDX      -  Credit Derivative Indexes

FHLMC    -  Federal Home Loan Mortgage Corporation

FNMA     -  Federal National Mortgage Association

FSA      -  Financial Security Assurance, Inc.

GMAC     -  General Motors Acceptance Corporation

GNMA     -  Government National Mortgage Association

GO       -  General Obligation

LB-UBS   -  Lehman Brothers Inc. -- UBS AG

LIBOR    -  London Interbank Offered Rate

MASTR    -  Mortgage Asset Securitization Transactions, Inc.

MBIA     -  MBIA Insurance Corporation

resets   -  The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ      -  Sequential Payer

STRIPS   -  Separate Trading of Registered Interest and Principal of Securities.

VRN      -  Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.

(1)   Final maturity indicated, unless otherwise noted.

(2)   Security, or portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.

(3)   Forward commitment.

(4)   Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $116,096,925.

(5)   Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2008, was
      $58,208,350, which represented 7.3% of total net assets.

(6)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. The total value of all collateral received at June 30, 2008 was $118,325,161.

(7)   Escrowed to maturity in U.S. government securities or state and local government securities.

Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                             Unrealized Gain
                                           Value of          (Loss) on Other
                                          Investment            Financial
          Valuation Inputs                Securities          Instruments*
-------------------------------------------------------------------------------
Level 1 - Quoted Prices                                -              $ 275,936
Level 2 - Other Significant
          Observable Inputs                 $966,837,934              1,053,712
Level 3 - Significant Unobservable
          Inputs                                       -                      -
                                       ----------------------------------------
                                            $966,837,934             $1,329,648
                                       ========================================

*Includes futures contracts and swap agreements.

3. Federal Tax Information

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $969,377,312
                                                        ============
Gross tax appreciation of investments                      6,349,847
Gross tax depreciation of investments                     (8,889,225)
                                                        ------------
Net tax appreciation (depreciation) of investments      $ (2,539,378)
                                                        ============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                                 High-Yield Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

High-Yield - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                    Value
--------------------------------------------------------------------------------

CORPORATE BONDS - 91.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.1%
$   400,000 DRS Technologies, Inc., 7.625%, 2/1/18(1)              $    425,000
    350,000 L-3 Communications Corp., 6.125%, 7/15/13(1)                332,500
    250,000 L-3 Communications Corp., 6.375%, 10/15/15(1)               235,000
                                                                   ------------
                                                                        992,500
                                                                   ------------

AUTO COMPONENTS - 0.5%
    500,000 Tenneco, Inc., 8.125%, 11/15/15 (Acquired
            11/1/07, Cost $500,000)(1)(2)                               455,000
                                                                   ------------

AUTOMOBILES - 1.2%
    500,000 Ford Motor Co., 7.45%, 7/16/31(1)(3)                        293,750
  1,300,000 General Motors Corp., 8.375%, 7/15/33(1)(3)                 776,750
                                                                   ------------
                                                                      1,070,500
                                                                   ------------

BUILDING PRODUCTS - 0.7%
    650,000 Nortek, Inc., 10.00%, 12/1/13 (Acquired
            5/13/08, Cost $643,221)(1)(2)                               624,000
                                                                   ------------

CHEMICALS - 1.2%
    750,000 Ineos Group Holdings plc, 8.50%, 2/15/16
            (Acquired 5/14/07, Cost $757,500)(1)(2)                     496,875
    750,000 Momentive Performance Materials, Inc.,
            9.75%, 12/1/14(1)                                           645,000
                                                                   ------------
                                                                      1,141,875
                                                                   ------------

COMMERCIAL BANKS - 0.8%
    500,000 KeyCorp, 6.50%, 5/14/13(1)                                  447,058
    300,000 Regions Bank, 7.50%, 5/15/18(1)                             299,370
                                                                   ------------
                                                                        746,428
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES - 3.6%
    750,000 Allied Waste North America, Inc.,
            6.375%, 4/15/11(1)                                          746,250
    750,000 Allied Waste North America, Inc.,
            7.875%, 4/15/13(1)                                          766,875
    750,000 ARAMARK Corp., 8.50%, 2/1/15(1)                             738,750
    500,000 Cenveo Corp., 7.875%, 12/1/13(1)                            420,000
    700,000 Corrections Corp of America,
            6.25%, 3/15/13(1)                                           677,250
                                                                   ------------
                                                                      3,349,125
                                                                   ------------

COMMUNICATIONS EQUIPMENT - 0.7%
    675,000 Nordic Telephone Co. Holdings ApS,
            8.875%, 5/1/16 (Acquired 4/26/06-5/5/06,
            Cost $693,594)(1)(2)                                        664,875
                                                                   ------------

CONTAINERS & PACKAGING - 3.2%
    500,000 Ball Corp., 6.875%, 12/15/12(1)                             501,250
    250,000 Ball Corp., 6.625%, 3/15/18(1)                              244,375
    250,000 Graham Packaging Co., Inc.,
            8.50%, 10/15/12(3)                                          238,125
  1,000,000 Graham Packaging Co., Inc., 9.875%, 10/15/14                890,000
    750,000 Rock-Tenn Co., 9.25%, 3/15/16 (Acquired
            2/28/08-3/14/08, Cost $758,250)(1)(2)                       798,750
    400,000 Smurfit-Stone Container Enterprises, Inc.,
            8.00%, 3/15/17                                              322,000
                                                                   ------------
                                                                      2,994,500
                                                                   ------------

DIVERSIFIED - 4.0%
  4,000,000 Dow Jones CDX N.A. High Yield Secured Note,
            Series 10-T, 8.875%, 6/29/13 (Acquired
            4/18/08, Cost $3,890,000)(1)(2)                           3,715,000
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - 4.7%
  1,600,000 Ford Motor Credit Co. LLC,
            7.375%, 10/28/09(1)                                       1,457,794
  1,100,000 Ford Motor Credit Co. LLC, 7.25%, 10/25/11(1)               853,273
  1,000,000 GMAC LLC, 6.875%, 9/15/11(1)(3)                             719,232
    750,000 GMAC LLC, 6.75%, 12/1/14(1)                                 496,468

High-Yield - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                    Value
--------------------------------------------------------------------------------
$ 1,000,000 KAR Holdings, Inc., 8.75%, 5/1/14(1)                   $    875,000
                                                                   ------------
                                                                      4,401,767
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 5.3%
    325,000 Citizens Communications Co.,
            6.25%, 1/15/13(1)                                           303,063
    500,000 Embarq Corp., 7.08%, 6/1/16(1)                              475,972
    200,000 Intelsat Jackson Holdings Ltd.,
            9.25%, 6/15/16(1)                                           202,500
    525,000 Level 3 Financing, Inc., 9.25%, 11/1/14                     480,375
  1,000,000 MetroPCS Wireless, Inc., 9.25%, 11/1/14(1)                  966,500
    550,000 Qwest Communications International, Inc.,
            7.50%, 2/15/14(1)                                           525,250
    550,000 Qwest Corp., 7.875%, 9/1/11(1)                              552,750
    750,000 Qwest Corp., 7.50%, 10/1/14(1)                              725,625
    750,000 Sprint Capital Corp., 8.375%, 3/15/12(1)                    743,080
                                                                   ------------
                                                                      4,975,115
                                                                   ------------

ELECTRIC UTILITIES - 1.7%
    500,000 Edison Mission Energy, 7.00%, 5/15/17(1)                    470,000
  1,100,000 Energy Future Holdings Corp.,
            10.875%, 11/1/17 (Acquired 10/24/07-4/2/08,
            Cost $1,118,750)(2)                                       1,116,500
                                                                   ------------
                                                                      1,586,500
                                                                   ------------

ELECTRICAL EQUIPMENT - 0.5%
    500,000 Baldor Electric Co., 8.625%, 2/15/17(1)                     505,000
                                                                   ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.1%
  1,500,000 Celestica, Inc., 7.625%, 7/1/13(1)                        1,447,500
    500,000 Flextronics International Ltd.,
            6.50%, 5/15/13(1)                                           480,000
                                                                   ------------
                                                                      1,927,500
                                                                   ------------

FOOD & STAPLES RETAILING - 2.1%
    500,000 Ingles Markets, Inc., 8.875%, 12/1/11(1)                    508,750
    750,000 Rite Aid Corp., 7.50%, 3/1/17(1)                            609,373
    550,000 SUPERVALU, Inc., 7.50%, 11/15/14(1)                         553,438
    250,000 Susser Holdings LLC, 10.625%, 12/15/13(1)                   255,000
                                                                   ------------
                                                                      1,926,561
                                                                   ------------

FOOD PRODUCTS - 0.7%
    750,000 Smithfield Foods, Inc., 7.75%, 7/1/17(1)                    626,250
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 2.1%
    650,000 Bausch & Lomb, Inc., 9.875%, 11/1/15
            (Acquired 10/16/07, Cost $659,375)(1)(2)(3)                 654,875
    600,000 Biomet, Inc., 10.00%, 10/15/17 (Acquired
            10/5/07, Cost $616,500)(1)(2)                               643,500
    600,000 Biomet, Inc., 11.625%, 10/15/17 (Acquired
            5/7/08, Cost $637,500)(1)(2)                                639,000
                                                                   ------------
                                                                      1,937,375
                                                                   ------------

HEALTH CARE PROVIDERS & SERVICES - 4.6%
  1,400,000 Community Health Systems, Inc.,
            8.875%, 7/15/15(1)(3)                                     1,415,750
    750,000 HCA, Inc., 6.50%, 2/15/16(1)                                628,125
  1,250,000 HCA, Inc., 9.25%, 11/15/16(1)                             1,290,625
    250,000 Omnicare, Inc., 6.875%, 12/15/15(1)                         232,500
    750,000 Sun Healthcare Group, Inc., 9.125%, 4/15/15                 753,750
                                                                   ------------
                                                                      4,320,750
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE - 5.6%
    600,000 Majestic Star Casino LLC/Majestic Star
            Casino Capital Corp., 9.50%, 10/15/10(1)(3)                 501,000
     34,000 Mandalay Resort Group, 9.375%, 2/15/10(1)                    34,170
  1,000,000 MGM Mirage, 8.50%, 9/15/10(1)                               992,500
    300,000 MGM Mirage, 6.75%, 9/1/12(1)                                270,750

High-Yield - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                    Value
--------------------------------------------------------------------------------
$   500,000 Pinnacle Entertainment, Inc.,
            8.25%, 3/15/12(1)                                      $    493,750
    750,000 Pinnacle Entertainment, Inc.,
            7.50%, 6/15/15(1)                                           577,500
    300,000 Royal Caribbean Cruises Ltd.,
            7.00%, 6/15/13(1)                                           267,000
    300,000 Royal Caribbean Cruises Ltd.,
            6.875%, 12/1/13(1)                                          262,500
    575,000 Six Flags Operations, Inc., 12.25%, 7/15/16
            (Acquired 6/12/08, Cost $518,750)(1)(2)(3)                  533,313
    500,000 Station Casinos, Inc., 6.875%, 3/1/16(1)                    275,625
    750,000 Station Casinos, Inc., 7.75%, 8/15/16(1)(3)                 577,500
    500,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital
            Corp., 6.625%, 12/1/14(1)                                   460,000
                                                                   ------------
                                                                      5,245,608
                                                                   ------------

HOUSEHOLD DURABLES - 2.5%
    500,000 KB Home, 6.375%, 8/15/11(1)                                 462,500
    500,000 Meritage Homes Corp., 7.00%, 5/1/14(1)                      407,500
    800,000 Pulte Homes, Inc., 7.875%, 8/1/11(1)                        792,000
    750,000 Sealy Mattress Co., 8.25%, 6/15/14(1)                       618,750
                                                                   ------------
                                                                      2,280,750
                                                                   ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.8%
    409,000 AES Corp. (The), 8.75%, 5/15/13 (Acquired
            5/1/03, Cost $409,000)(1)(2)                                426,383
    750,000 AES Corp. (The), 8.00%, 10/15/17(1)                         738,750
    750,000 NRG Energy, Inc., 7.375%, 2/1/16(1)                         707,812
    750,000 Reliant Energy, Inc., 7.625%, 6/15/14(1)                    735,000
                                                                   ------------
                                                                      2,607,945
                                                                   ------------

INSURANCE - 0.7%
    675,000 Fairfax Financial Holdings Ltd.,
            7.75%, 6/15/17(1)(3)                                        631,125
                                                                   ------------

IT SERVICES - 0.9%
    450,000 SunGard Data Systems, Inc.,
            9.125%, 8/15/13(1)                                          456,750
    350,000 SunGard Data Systems, Inc.,
            10.25%, 8/15/15(1)                                          353,500
                                                                   ------------
                                                                        810,250
                                                                   ------------

MACHINERY - 1.8%
    500,000 RBS Global, Inc./Rexnord LLC,
            9.50%, 8/1/14(1)                                            485,000
    600,000 Rental Service Corp., 9.50%, 12/1/14(1)                     504,000
    650,000 SPX Corp., 7.625%, 12/15/14 (Acquired
            12/10/07, Cost $650,000)(1)(2)                              660,562
                                                                   ------------
                                                                      1,649,562
                                                                   ------------

MEDIA - 10.7%
    700,000 Cablevision Systems Corp., 8.00%, 4/15/12(1)                665,000
    350,000 Cadmus Communications Corp.,
            8.375%, 6/15/14(1)                                          294,000
  1,298,000 CCH I, LLC/CCH I Capital Corp.,
            11.00%, 10/1/15(3)                                          968,633
  1,000,000 Cinemark, Inc., VRN, 0.00%, 3/15/14(1)(3)(4)                955,000
    500,000 CSC Holdings, Inc., 8.125%, 8/15/09(1)                      505,000
    250,000 CSC Holdings, Inc., 6.75%, 4/15/12(1)                       236,250
    500,000 Dex Media, Inc., 8.00%, 11/15/13(1)                         367,500
    500,000 DIRECTV Holdings LLC/DIRECTV Financing Co.,
            8.375%, 3/15/13(1)                                          517,500
    500,000 EchoStar DBS Corp., 6.375%, 10/1/11(1)                      483,750
  1,000,000 EchoStar DBS Corp., 7.00%, 10/1/13(1)(3)                    957,500
    250,000 Harland Clarke Holdings Corp., VRN,
            7.43%, 8/15/08, resets quarterly off the
            3-month LIBOR plus 4.75% with no caps(1)                    186,250
    750,000 Harland Clarke Holdings Corp.,
            9.50%, 5/15/15(1)                                           618,750
    700,000 Idearc, Inc., 8.00%, 11/15/16(1)                            443,625
    500,000 Mediacom LLC/Mediacom Capital Corp.,
            9.50%, 1/15/13(1)                                           473,750
    599,000 R.H. Donnelley, Inc., 11.75%, 5/15/15
            (Acquired 6/25/08, Cost $599,000)(1)(2)(3)                  545,090
  1,055,000 Valassis Communications, Inc.,
            8.25%, 3/1/15(1)(3)                                         962,687

High-Yield - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                    Value
--------------------------------------------------------------------------------
$   750,000 Videotron Ltee, 9.125%, 4/15/18 (Acquired
            4/7/08-4/8/08, Cost $758,580)(1)(2)                    $    787,500
                                                                   ------------
                                                                      9,967,785
                                                                   ------------

METALS & MINING - 2.2%
    300,000 Freeport-McMoRan Copper & Gold, Inc.,
            8.25%, 4/1/15(1)                                            315,783
    950,000 Freeport-McMoRan Copper & Gold, Inc.,
            8.375%, 4/1/17(1)                                         1,003,808
    775,000 Tube City IMS Corp., 9.75%, 2/1/15(1)                       718,812
                                                                   ------------
                                                                      2,038,403
                                                                   ------------

MULTILINE RETAIL - 0.4%
    500,000 Bon-Ton Department Stores, Inc. (The),
            10.25%, 3/15/14(1)(3)                                       330,625
                                                                   ------------

MULTI-UTILITIES - 0.6%
    500,000 CMS Energy Corp., 7.75%, 8/1/10(1)                          524,382
                                                                   ------------

OIL, GAS & CONSUMABLE FUELS - 9.6%
    500,000 Chesapeake Energy Corp., 7.625%, 7/15/13(1)                 503,750
    600,000 Chesapeake Energy Corp., 7.50%, 6/15/14(1)                  598,500
    750,000 Cimarex Energy Co., 7.125%, 5/1/17(1)                       740,625
    650,000 Forest Oil Corp., 7.75%, 5/1/14(1)(3)                       656,500
    400,000 Massey Energy Co., 6.625%, 11/15/10(1)                      402,000
    750,000 Massey Energy Co., 6.875%, 12/15/13(1)                      735,000
    800,000 OPTI Canada, Inc., 7.875%, 12/15/14(1)                      794,000
    520,000 Pacific Energy Partners LP/Pacific Energy
            Finance Corp., 7.125%, 6/15/14(1)                           525,148
    500,000 Peabody Energy Corp., 7.375%, 11/1/16(1)                    501,250
    800,000 Petrohawk Energy Corp., 7.875%, 6/1/15
            (Acquired 5/9/08, Cost $800,000)(1)(2)                      785,000
    500,000 Range Resources Corp., 7.375%, 7/15/13(1)                   501,250
    750,000 Sabine Pass LNG LP, 7.50%, 11/30/16(1)                      678,750
    700,000 Southwestern Energy Co., 7.50%, 2/1/18
            (Acquired 1/11/08, Cost $700,000)(1)(2)                     724,424
    250,000 Tesoro Corp., 6.25%, 11/1/12(1)                             238,750
    500,000 Williams Cos., Inc. (The), 8.125%, 3/15/12(1)               527,500
                                                                   ------------
                                                                      8,912,447
                                                                   ------------

PAPER & FOREST PRODUCTS - 2.5%
    149,000 Boise Cascade LLC, 7.125%, 10/15/14(1)                      119,945
    500,000 Georgia-Pacific LLC, 7.70%, 6/15/15(1)(3)                   475,000
    150,000 Georgia-Pacific LLC, 7.125%, 1/15/17
            (Acquired 12/13/06, Cost $150,000)(1)(2)                    141,750
    521,000 Jefferson Smurfit Corp., 8.25%, 10/1/12(1)                  457,178
    650,000 NewPage Corp., 10.00%, 5/1/12(1)                            661,375
    500,000 Verso Paper Holdings LLC/Verso Paper, Inc.,
            9.125%, 8/1/14(1)                                           491,250
                                                                   ------------
                                                                      2,346,498
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.6%
    400,000 Host Hotels & Resorts LP, 7.00%, 8/15/12(1)                 380,000
    250,000 Host Hotels & Resorts LP, 6.75%, 6/1/16(1)                  223,125
                                                                   ------------
                                                                        603,125
                                                                   ------------

ROAD & RAIL - 1.0%
    550,000 Hertz Corp. (The), 8.875%, 1/1/14(1)                        506,000
    500,000 Hertz Corp. (The), 10.50%, 1/1/16(1)(3)                     457,500
                                                                   ------------
                                                                        963,500
                                                                   ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
    750,000 Amkor Technology, Inc., 9.25%, 6/1/16(1)                    718,125
                                                                   ------------

SPECIALTY RETAIL - 2.8%
    250,000 Asbury Automotive Group, Inc.,
            8.00%, 3/15/14(1)                                           217,500
    650,000 Asbury Automotive Group, Inc.,
            7.625%, 3/15/17(1)                                          526,500
    600,000 Couche-Tard US LP/Couche-Tard Finance Corp.,
            7.50%, 12/15/13(1)                                          595,500
    650,000 GSC Holdings Corp., 8.00%, 10/1/12(1)                       666,250

High-Yield - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                    Value
--------------------------------------------------------------------------------
$   425,000 Michaels Stores, Inc., 10.00%, 11/1/14(1)(3)           $    370,281
    350,000 Toys "R" Us, Inc., 7.375%, 10/15/18(1)                      260,750
                                                                   ------------
                                                                      2,636,781
                                                                   ------------

TEXTILES, APPAREL & LUXURY GOODS - 1.7%
    850,000 Hanesbrands, Inc., VRN, 6.51%, 12/15/08,
            resets semiannually off the 6-month LIBOR
            plus 3.375% with no caps(1)                                 794,750
    875,000 Perry Ellis International, Inc.,
            8.875%, 9/15/13(1)                                          826,875
                                                                   ------------
                                                                      1,621,625
                                                                   ------------

TRADING COMPANIES & DISTRIBUTORS - 1.3%
    675,000 Ashtead Capital, Inc., 9.00%, 8/15/16
            (Acquired 8/1/06-10/5/06, Cost
            $690,500)(1)(2)(3)                                          597,375
    400,000 United Rentals North America, Inc.,
            6.50%, 2/15/12(1)                                           362,000
    271,000 United Rentals North America, Inc.,
            7.75%, 11/15/13(1)                                          216,800
                                                                   ------------
                                                                      1,176,175
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES - 1.8%
    600,000 Alltel Corp., 7.00%, 7/1/12(1)                              615,000
    525,000 Cricket Communications, Inc.,
            9.375%, 11/1/14(1)                                          507,938
    300,000 Rural Cellular Corp., 9.875%, 2/1/10(1)                     306,750
    300,000 Syniverse Technologies, Inc.,
            7.75%, 8/15/13(1)                                           283,500
                                                                   ------------
                                                                      1,713,188
                                                                   ------------
TOTAL CORPORATE BONDS
(Cost $90,734,289)                                                   84,738,520
                                                                   ------------
TEMPORARY CASH INVESTMENTS - 7.4%
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America Securities, LLC,
(collateralized by various U.S. Treasury obligations,
3.375%-3.875%, 1/15/09-1/15/12, valued at $2,284,225),
in a joint trading account at 1.47%, dated 6/30/08, due
7/1/08 (Delivery value $2,239,091)(1)                                 2,239,000

Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
6.00%, 2/15/26, valued at $4,740,337), in a joint
trading account at 1.65%, dated 6/30/08, due 7/1/08
(Delivery value $4,657,213)(1)                                        4,657,000
                                                                   ------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $6,896,000)                                                     6,896,000
                                                                   ------------

TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL(5) - 10.1%
--------------------------------------------------------------------------------
 1,000,012  Bancaja US Debt SAu, VRN, 2.76%, 7/10/08, resets quarterly off the 3-month LIBOR plus 0.05% with no
            caps (Acquired 7/9/07, Cost $1,000,048)(2)                  999,726

   999,977  BASF AG, VRN, 2.72%, 7/21/08, resets quarterly off the 3-month LIBOR minus 0.01% with no caps (Acquired
            6/27/07, Cost $999,900)(2)                                  999,249

   999,702  K2 (USA) LLC, VRN, 2.09%, 7/1/08, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91%
            with no caps (Acquired 6/15/07, Cost $999,400)(2)           981,238

   999,688  Links Finance LLC, VRN, 2.10%, 7/1/08, resets
            quarterly off the Federal Reserve Prime Loan Rate
            minus 2.91% with no caps (Acquired 7/9/07,
            Cost $999,500)(2)                                           975,960

 1,000,000  Merrill Lynch & Co., Inc., VRN,
            2.17%, 7/1/08, resets quarterly off the
            Federal Reserve Prime Loan Rate minus 2.83%
            with no caps                                                978,786

 1,000,824  Nationwide Building Society, VRN,
            2.80%, 9/8/08, resets quarterly off the
            3-month LIBOR plus 0.13% with no caps                       999,232

   999,639  Tango Finance Corp., VRN, 2.09%, 7/1/08,
            resets quarterly off the Federal Reserve
            Prime Loan Rate minus 2.91% with no caps
            (Acquired 6/29/07, Cost $999,275)(2)                        984,854

High-Yield - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
                                                                      Value
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$700,049)                                                          $    700,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.45%, dated 6/30/08, due 7/1/08 (Delivery value
$700,048)                                                               700,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$700,049)                                                               700,000

Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.65%, dated 6/30/08, due 7/1/08
(Delivery value $382,985)                                               382,957
                                                                   ------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL
(Cost $9,482,873)                                                     9,402,002
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 108.6%
(Cost $107,113,162)                                                 101,036,522
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (8.6)%                               (8,014,376)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $ 93,022,146
                                                                   ============

FUTURES CONTRACTS

                                                    Underlying Face   Unrealized
     Contracts Purchased          Expiration Date   Amount at Value  Gain (Loss)
--------------------------------------------------------------------------------
140  U.S. Treasury 2-Year Notes   September 2008     $ 29,568,438     $  25,935
                                                     ==========================

                                                    Underlying Face   Unrealized
       Contracts Sold             Expiration Date   Amount at Value  Gain (Loss)
--------------------------------------------------------------------------------
 14  U.S. Long Bond               September 2008     $  1,618,313     $     734
 45  U.S Treasury 10-Year Notes   September 2008        5,126,484       (31,900)
                                                     --------------------------
                                                     $  6,744,797     $ (31,166)
                                                     ==========================

High-Yield - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SWAP AGREEMENTS

                                                                      Unrealized
 Notional                                               Expiration       Gain
  Amount    Description of Agreement                       Date         (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$3,400,000  Pay semiannually a fixed rate equal           June 2012   $ 121,653
            to 1.25% multiplied by the notional
            amount and receive from Barclays Bank
            plc upon each default event of one of
            the issues of Dow Jones CDX Emerging
            Markets 7, par value of the proportional
            notional amount.

   250,000  Pay quarterly a fixed rate equal to         December 2012     4,244
            2.45% multiplied by the notional amount
            and receive from Bank of America N.A. upon
            each default event of Toll Brothers, Inc.,
            par value of the proportional notional
            amount of Toll Brothers Finance Corp.,
            6.875%, 11/15/12.

   500,000  Pay quarterly a fixed rate equal            December 2012       974
            to 2.85% multiplied by the notional
            amount and receive from Barclays Bank plc
            upon each default event of Toll Brothers,
            Inc., par value of the proportional
            notional amount of Toll Brothers Finance
            Corp., 6.875%, 11/15/12.

   500,000  Pay quarterly a fixed rate equal to           June 2013        (912)
            1.28% multiplied by the notional amount and
            receive from Barclays Bank plc upon each
            default event of Staples, Inc., par value
            of the proportional notional amount of
            Staples, Inc., 7.375%, 10/1/12.
                                                                      ---------
                                                                      $ 125,959
                                                                      =========

Notes to Schedule of Investments
--------------------------------------------------------------------------------
CDX    -  Credit Derivative Indexes
GMAC   -  General Motors Acceptance Corporation
LIBOR  -  London Interbank Offered Rate
resets -  The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN    -  Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.

(1)   Security, or portion thereof, has been segregated for futures contracts and/or swap agreements.

(2)   Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2008, was
      $19,950,799, which represented 21.4% of total net assets. None of the restricted securities were considered illiquid.

(3)   Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $9,533,184.

(4)   Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective June 30, 2008.

(5)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

High-Yield - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange
(the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of
Trustees or its designee, in accordance with procedures adopted by the Board of
Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default;
trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                                 Unrealized Gain
                                                  Value of         (Loss) on
                                                 Investment      Other Financial
                 Valuation Inputs                Securities        Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                    -         $   (5,231)
Level 2 - Other Significant Observable Inputs   $101,036,522            125,959
Level 3 - Significant Unobservable Inputs                  -                  -
                                                -------------------------------
                                                $101,036,522         $  120,728
                                                ===============================

*Includes futures contracts and swap agreements.

3. Federal Tax Information

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $  107,113,162
                                                        ==============
Gross tax appreciation of investments                   $      542,711
Gross tax depreciation of investments                       (6,619,351)
                                                        --------------
Net tax appreciation (depreciation) of investments      $   (6,076,640)
                                                        ==============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                            Premium Money Market Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Premium Money Market - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
COMMERCIAL PAPER(1) - 38.0%
--------------------------------------------------------------------------------
$   1,000,000 Allied Irish Banks N.A., 2.67%, 8/21/08            $      996,218
    1,500,000 Allied Irish Banks N.A., 2.67%, 9/8/08
              (Acquired 3/12/08, Cost $1,479,975)(2)                  1,492,324
    4,700,000 Allied Irish Banks N.A., 2.65%, 10/9/08
              (Acquired 5/20/08, Cost $4,650,872)(2)                  4,665,403
    9,300,000 Amsterdam Funding Corp., 2.59%, 8/4/08
              (Acquired 6/6/08, Cost $9,260,524)(2)                   9,277,251
   18,500,000 Amsterdam Funding Corp., 2.70%, 9/2/08
              (Acquired 6/11/08, Cost $18,384,838)(2)                18,412,588
   15,000,000 Australia and New Zealand Banking Group
              Ltd. (New York), 2.94%, 12/19/08
              (Acquired 6/18/08, Cost $14,775,825)(2)                14,790,525
   20,000,000 Barclays U.S. Funding LLC, 2.87%, 8/7/08               19,941,109
    6,500,000 Canadian Imperial Holdings,
              2.89%, 11/26/08                                         6,422,773
   10,000,000 Cedar Springs Capital Co.,
              4.10%, 7/14/08 (Acquired 1/16/08, Cost
              $9,795,000)(2)                                          9,985,195
    9,000,000 Cedar Springs Capital Co.,
              3.30%, 8/11/08 (Acquired 5/28/08-6/2/08,
              Cost $8,952,431)(2)                                     8,973,590
    4,100,000 Chariot Funding LLC, 2.60%, 7/1/08
              (Acquired 6/30/08, Cost $4,099,704)(2)                  4,100,000
   16,700,000 Chariot Funding LLC, 2.85%, 7/22/08
              (Acquired 4/24/08, Cost $16,582,335)(2)                16,672,236
   25,000,000 Charta LLC, 2.75%, 7/10/08 (Acquired
              4/9/08, Cost $24,824,306)(2)                           24,982,813
   10,000,000 Charta LLC, 2.78%, 9/19/08 (Acquired
              4/7/08, Cost $9,927,431)(2)                             9,992,361
   20,000,000 Citibank Credit Card Issuance Trust,
              2.70%, 8/8/08 (Acquired 6/9/08, Cost
              $19,911,500)(2)                                        19,943,000
   10,000,000 Citibank Credit Card Issuance Trust,
              2.85%, 9/15/08 (Acquired 6/17/08, Cost
              $9,928,750)(2)                                          9,939,833
   10,000,000 CRC Funding LLC, 2.75%, 7/1/08 (Acquired
              4/9/08, Cost $9,936,597)(2)                            10,000,000
   20,000,000 CRC Funding LLC, 2.70%, 9/2/08 (Acquired
              4/7/08, Cost $19,854,861)(2)                           19,984,722
    1,000,000 Crown Point Capital Co., 2.70%, 7/9/08
              (Acquired 5/20/08, Cost $996,250)(2)                      999,400
   10,000,000 Crown Point Capital Co., 2.68%, 8/4/08
              (Acquired 3/14/08, Cost $9,852,378)(2)                  9,940,789
   14,000,000 Crown Point Capital Co., 2.77%, 9/2/08
              (Acquired 6/5/08, Cost $13,904,127)(2)                 13,932,135
    3,950,000 Danske Corp., 2.625%, 8/1/08 (Acquired
              5/16/08-5/19/08, Cost $3,928,258)(2)                    3,941,072
    5,000,000 Dexia Delaware LLC, 2.64%, 8/6/08                       4,986,800
    3,000,000 Falcon Asset Securities Co. LLC,
              2.85%, 7/15/08                                          2,996,675
   15,000,000 Fortis Funding LLC, 2.67%, 9/30/08
              (Acquired 3/27/08, Cost $14,796,794)(2)                14,898,952
   10,440,000 Govco LLC, 2.90%, 11/3/08 (Acquired
              6/16/08-6/26/08, Cost $10,326,652)(2)                  10,334,951
   10,000,000 Govco LLC, 3.02%, 12/17/08 (Acquired
              6/19/08, Cost $9,848,161)(2)                            9,858,228
    8,500,000 ING (U.S.) Funding LLC, 2.62%, 8/6/08                   8,477,772
   15,000,000 ING (U.S.) Funding LLC, 2.60%, 9/5/08                  14,928,500
   10,000,000 Legacy Capital LLC, 3.82%, 7/11/08
              (Acquired 1/18/08, Cost $9,814,306)(2)                  9,989,389
   12,000,000 Legacy Capital LLC, 3.15%, 8/1/08
              (Acquired 2/4/08, Cost $11,812,050)(2)                 11,967,450
   13,500,000 Lexington Parker Capital, 3.00%, 7/17/08
              (Acquired 4/22/08, Cost $13,403,250)(2)                13,482,000
    6,000,000 Lexington Parker Capital , 2.93%, 9/8/08
              (Acquired 6/12/08-6/20/08, Cost
              $5,959,200)(2)                                          5,966,478
    3,140,000 Ranger Funding Co. LLC, 2.80%, 9/18/08
              (Acquired 6/20/08, Cost $3,118,020)(2)                  3,120,706
    7,000,000 Stadshypotek Delaware, Inc.,
              2.61%, 8/12/08 (Acquired 5/20/08, Cost
              $6,957,370)(2)                                          6,978,685
    5,600,000 Toronto Dominion Holdings,
              3.55%, 7/17/08 (Acquired 1/17/08, Cost
              $5,499,496)(2)                                          5,591,164
   12,000,000 Tulip Funding Corp., 2.57%, 7/7/08
              (Acquired 6/6/08, Cost $11,973,443)(2)                 11,994,860

Premium Money Market - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$   7,976,000 Tulip Funding Corp., 2.75%, 7/15/08
              (Acquired 4/16/08, Cost $7,921,165)(2)             $    7,967,470
   15,000,000 Tulip Funding Corp., 2.60%, 7/24/08
              (Acquired 5/8/08, Cost $14,916,583)(2)                 14,975,083
    4,000,000 Windmill Funding Corp., 2.75%, 7/1/08
              (Acquired 6/30/08, Cost $3,999,694)(2)                  4,000,000
   15,000,000 Windmill Funding Corp., 2.64%, 8/4/08
              (Acquired 5/7/08, Cost $14,902,100)(2)                 14,962,600
    8,500,000 Windmill Funding Corp., 2.67%, 8/18/08
              (Acquired 6/11/08, Cost $8,457,132)(2)                  8,469,740
   22,100,000 Yorktown Capital LLC, 2.67%, 8/4/08
              (Acquired 5/6/08, Cost $21,952,483)(2)                 22,044,271
                                                                 --------------

TOTAL COMMERCIAL PAPER                                              447,377,111
                                                                 --------------

CORPORATE BONDS - 28.5%
--------------------------------------------------------------------------------
   12,700,000 American Honda Finance Corp., VRN,
              2.77%, 8/5/08, resets quarterly off the
              3-month LIBOR minus 0.01% with no caps
              (Acquired 2/7/08, Cost $12,696,698)(2)                 12,699,340
   10,000,000 American Honda Finance Corp.,
              3.85%, 11/6/08 (Acquired 6/23/08, Cost
              $10,030,000)(2)                                        10,029,091
    3,500,000 Astin Redevelopment LP, VRN,
              2.53%, 7/3/08                                           3,500,000
   10,000,000 Bank of Scotland plc, 3.75%, 9/30/08
              (Acquired 11/2/07, Cost $9,922,400)(2)                  9,978,741
    5,000,000 Bank of Scotland plc (New York), VRN,
              2.81%, 7/9/08, resets quarterly off the
              3-month LIBOR plus 0.10% with no caps                   5,000,000
   15,000,000 Bank of Scotland plc (New York), VRN,
              2.99%, 8/6/08, resets quarterly off the
              3-month LIBOR plus 0.21% with no caps                  15,000,000
   20,000,000 Bank of the West, VRN, 2.78%, 7/25/08,
              resets monthly off the 1-month LIBOR
              plus 0.30% with no caps                                20,001,327
   25,000,000 Barclays Bank plc (New York), VRN,
              2.74%, 7/7/08, resets monthly off the
              1-month LIBOR plus 0.29% with no caps                  25,000,000
    5,000,000 Berkshire Hathaway Finance Corp.,
              3.375%, 10/15/08                                        5,013,989
   11,500,000 BNP Paribas, VRN, 2.76%, 8/7/08, resets
              quarterly off the 3-month LIBOR minus
              0.03% with no caps                                     11,498,788
      430,000 Board of Trustees of Morgan County
              Memorial Hospital Rev., (Johnson
              County), VRDN, 2.65%, 7/3/08 (LOC: Fifth
              Third Bank)                                               430,000
    3,000,000 Castleton United Methodist Church, Inc.,
              VRN, 2.53%, 7/2/08 (LOC: U.S. Bank N.A.)                3,000,000
    3,420,000 Christopher Place, Inc., VRN,
              2.58%, 7/3/08 (LOC: Fifth Third Bank)                   3,420,000
    4,465,000 Crosspoint Community Church, VRN,
              2.73%, 7/3/08, resets monthly off the
              1-month LIBOR plus 0.10% with no caps
              (LOC: AmSouth Bank)                                     4,465,000
    6,650,000 Cunat Capital Corp., VRN, 2.51%, 7/3/08                 6,650,000
   16,750,000 Cunat Sheffield Heights LLC, VRN,
              2.51%, 7/3/08                                          16,750,000
    6,135,000 Delos LLC, VRN, 2.53%, 7/3/08 (LOC:
              Fifth Third Bank)                                       6,135,000
              Dexia Credit Local (New York), VRN,
   15,000,000 2.78%, 7/21/08, resets quarterly off the
              3-month LIBOR minus 0.04% with no caps                 14,988,924
   13,100,000 Dexia Credit Local (New York), VRN,
              2.43%, 7/28/08, resets monthly off the
              1-month T-Bill minus 0.05% with no caps                13,092,255
    5,000,000 First Baptist Church of Opelika, VRN,
              2.53%, 7/3/08 (LOC: FHLB)                               5,000,000
    7,000,000 Fortis Bank (New York), VRN,
              2.75%, 9/30/08, resets quarterly off the
              3-month LIBOR minus 0.05% with no caps                  6,994,167
    1,565,000 Gastroenterology Associates LLC, VRN,
              2.68%, 7/3/08 (Acquired 7/16/07, Cost
              $1,565,000)(2)                                          1,565,000
    5,000,000 General Electric Capital Corp., VRN,
              3.01%, 7/28/08, resets quarterly off the
              3-month LIBOR plus 0.10% with no caps                   5,001,055
    1,000,000 General Electric Capital Corp.,
              3.125%, 4/1/09                                            998,228

Premium Money Market - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$   2,070,000 Grace Community Church of Amarillo, VRN,
              2.53%, 7/3/08 (LOC: Wells Fargo Bank
              N.A.)                                              $    2,070,000
    1,215,000 Indiana Finance Authority, Series 2007
              B, (Golden Years Homestead and Great
              Lakes Christian Homes), VRN,
              2.56%, 7/3/08 (LOC: Keybank N.A.)                       1,215,000
      375,000 Lakeshore Crossing Apartments Ltd., VRN,
              2.68%, 7/3/08 (LOC: Wachovia Bank N.A.)                   375,000
   13,000,000 MetLife Insurance Co. of Connecticut,
              VRN, 2.87%, 7/1/08, resets quarterly off
              the 3-month LIBOR plus 0.05% with no caps
              (Acquired 10/01/07, Cost $13,000,000)(2)               13,000,000
    7,000,000 MetLife Insurance Co. of Connecticut,
              VRN, 3.25%, 8/15/08, resets quarterly off
              the 3-month LIBOR plus 0.18% with no caps
              (Acquired 2/14/08, Cost $7,000,000)(2)                  7,000,000
    2,400,000 Multimetco, Inc., VRN, 2.73%, 7/3/08,
              resets monthly off the 1-month LIBOR
              plus 0.10% with no caps (LOC: AmSouth
              Bank)                                                   2,400,000
    4,400,000 Pfizer, Inc., 3.30%, 3/2/09                             4,423,996
    3,000,000 Relay Relay LLC, VRN, 2.98%, 7/3/08
              (LOC: FHLB)                                             3,000,000
    5,000,000 Royal Bank of Canada, 3.875%, 5/4/09                    5,037,500
   10,000,000 Royal Bank of Canada (New York), VRN,
              2.58%, 7/14/08, resets monthly off the
              1-month LIBOR plus 0.05% with no caps                  10,000,000
   10,000,000 Royal Bank of Scotland plc (The), VRN,
              2.87%, 7/21/08, resets quarterly off the
              3-month T-Bill plus 0.05% with no caps
              (Acquired 2/8/08, Cost $10,014,580)(2)                 10,001,834
    6,000,000 Rupert E. Phillips, VRN, 2.53%, 7/3/08
              (LOC: FHLB)                                             6,000,000
    7,500,000 Salvation Army, Series 2003 A, VRN,
              2.48%, 7/3/08 (LOC: Bank of New York)                   7,500,000
    2,000,000 Salvation Army, Series 2004 A, VRN,
              2.48%, 7/3/08 (LOC: Bank of New York)                   2,000,000
    1,705,000 St. Mary's Congregation, VRN,
              2.63%, 7/3/08 (LOC: M&I Marshall &
              Ilsley Bank)                                            1,705,000
    9,000,000 Travelers Insurance Co. Group, VRN,
              2.95%, 8/1/08, resets quarterly off the
              3-month LIBOR plus 0.06% with no caps
              (Acquired 8/7/03, Cost $9,000,000)(2)                   9,000,000
    1,220,000 U.S. Bank N.A., 6.30%, 7/15/08                          1,220,767
   19,750,000 Wachovia Bank N.A., VRN, 2.65%, 7/3/08,
              resets quarterly off the 3-month T-Bill
              minus 0.03% with no caps                               19,753,527
    4,675,000 Wachovia Bank N.A., 4.375%, 8/15/08                     4,683,220
    2,324,000 Wachovia Corp., 6.25%, 8/4/08                           2,330,316
    2,000,000 Wachovia Corp., 3.50%, 8/15/08                          1,999,906
   15,000,000 Wells Fargo Bank N.A., VRN,
              2.63%, 7/31/08                                         15,000,000
                                                                 --------------

TOTAL CORPORATE BONDS                                               335,926,971
                                                                 --------------

MUNICIPAL SECURITIES -- 20.7%
--------------------------------------------------------------------------------
    1,680,000 Alameda County Industrial Development
              Auth. Rev., Series 2005 B, (Ettore
              Products Co.), VRDN, 2.48%, 7/3/08 (LOC:
              Comerica Bank)                                          1,680,000
    5,100,000 Albany-Dougherty Inner City Auth.
              Economic Development Rev., (Albany
              Hilton Garden Inn and Conference
              Center), VRDN, 2.53%, 7/3/08 (LOC:
              SunTrust Bank)                                          5,100,000
    3,300,000 California Enterprise Development Auth.
              Rev., Series 2008 B, (Sconza Candy),
              2.58%, 7/3/08 (LOC: Wells Fargo Bank
              N.A.)                                                   3,300,000
    1,160,000 California Infrastructure & Economic
              Development Bank Rev., Series 2000 B,
              (Metrotile Manufacturing), VRDN,
              2.58%, 7/3/08 (LOC: Comerica Bank)                      1,160,000
    1,050,000 California Infrastructure & Economic
              Development Bank Rev., Series 2007 B,
              (Tobinworld), VRDN, 2.58%, 7/3/08 (LOC:
              Comerica Bank)                                          1,050,000
   17,000,000 Catholic Health Initiatives Rev.,
              Series 2008 B, 2.96%, 7/2/08                           17,000,000
    9,950,000 Catholic Health Initiatives Rev.,
              Series 2008 B, 2.84%, 9/30/08                           9,950,000

Premium Money Market - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$   1,840,000 City of Houston Higher Education Finance
              Corp. Housing Rev., Series 2003 C,
              (Tierwester Oaks & Richfield Manor),
              VRDN, 2.55%, 7/1/08 (LOC: Bank of New
              York)                                              $    1,840,000
    1,325,000 City of Salinas Economic Development
              Rev., Series 2007 B, (Monterey County
              Public Building), VRDN, 2.53%, 7/3/08
              (LOC: Bank of New York)                                 1,325,000
      335,000 Colorado Housing & Finance Auth.
              Economic Development Rev., Series 2004
              B, (Corey Building), VRDN, 2.58%, 7/3/08
              (LOC: Wells Fargo Bank N.A.)                              335,000
      385,000 Colorado Housing & Finance Auth.
              Economic Development Rev., Series 2004
              B, (Taxable POPIEL Properties), VRDN,
              2.56%, 7/3/08 (LOC: Guaranty Bank &
              Trust and Wells Fargo Bank N.A.)                          385,000
    1,080,000 Colorado Housing & Finance Auth.
              Economic Development Rev., Series 2005
              B, (Closet Factory), VRDN, 2.58%, 7/3/08
              (LOC: Colorado Business Bank and Bank of
              New York)                                               1,080,000
    1,040,000 Colorado Housing & Finance Auth.
              Economic Development Rev., Series 2007
              B, (Monaco LLC), VRDN, 2.58%, 7/3/08
              (LOC: JPMorgan Chase Bank)                              1,040,000
    3,500,000 Connecticut Health & Educational
              Facility Auth. Rev., Series 2007 D,
              (Griffin Hospital), VRDN, 2.62%, 7/3/08
              (RADIAN) (LOC: Wachovia Bank N.A.)                      3,500,000
    8,500,000 Cook County GO, Series 2004 D, (Public
              Improvements), VRDN, 2.73%, 7/2/08
              (SBBPA: Depfa Bank plc)                                 8,500,000
    5,105,000 Cook County Industrial Development Rev.,
              Series 1999 B, (Devorahco LLC), VRDN,
              2.50%, 7/3/08 (LOC: LaSalle Bank N.A.)                  5,105,000
      320,000 Crawford Education Facilities Corp.
              Rev., Series 2004 B, (Refunding Taxable
              University Package), VRDN, 2.58%, 7/3/08
              (LOC: BNP Paribas)                                        320,000
    3,000,000 Denver City & County School District No.
              1 COP, Series 2008 B2, VRDN,
              2.70%, 7/2/08 (FSA) (SBBPA: Dexia Credit
              Local)                                                  3,000,000
    2,800,000 Fairfield Rev., Series 2005 A2,
              2.48%, 7/3/08 (LOC: Landesbank
              Hessen-Thuringen Girozentrale)                          2,800,000
   12,500,000 Florida Housing Finance Corp.
              Multifamily Mortgage Rev., Series 2007
              G2, (Northbridge Apartments), VRDN,
              2.56%, 7/2/08 (LOC: Keybank N.A.)                      12,500,000
      400,000 Greenville Memorial Auditorium District
              COP, Series 1996 C, (BI-LO Center),
              VRDN, 2.75%, 7/2/08 (LOC: Bank of
              America N.A.)                                             400,000
    9,725,000 Kansas City Financing Commission Tax
              Increment Rev., Series 2006 B,
              (Briarcliff West), VRDN, 2.50%, 7/3/08
              (LOC: M&I Marshall & Ilsley Bank)                       9,725,000
    3,000,000 Kentucky Housing Corp. Rev., Series 2008
              B, VRDN, 2.71%, 7/3/08 (SBBPA: Lloyds
              TSB Bank plc)                                           3,000,000
    4,000,000 Lower Colorado River Auth. Rev.,
              Series 2008 A, 2.70%, 9/4/08                            4,000,000
    8,100,000 Lower Colorado River Auth. Rev.,
              Series 2008 A, 2.80%, 9/4/08                            8,100,000
   12,500,000 Mississippi Business Finance Corp. Rev.,
              (Aurora Flight Sciences Corp.), VRDN,
              2.53%, 7/3/08 (LOC: Branch Banking &
              Trust)                                                 12,500,000
    7,500,000 Mississippi Business Finance Corp. Rev.,
              (Future Pipe Industries, Inc.), VRDN,
              2.53%, 7/3/08 (LOC: Mashreqbank and Bank
              of New York)                                            7,500,000
    9,835,000 Mississippi Business Finance Corp. Rev.,
              Series 2006 R1, (Brown Bottling Group,
              Inc.), VRDN, 2.53%, 7/3/08 (LOC:
              Trustmark National Bank and FHLB)                       9,835,000
    2,120,000 Mississippi Business Finance Corp. Rev.,
              Series 2007 B, (Drury Inns, Inc.), VRDN,
              2.68%, 7/2/08 (LOC: Regions Bank)                       2,120,000
    2,845,000 Mobile Airport Auth. Rev., VRDN,
              2.68%, 7/3/08 (LOC: Regions Bank)                       2,845,000
    7,065,000 Montebello COP, VRDN, 2.53%, 7/2/08
              (LOC: Union Bank of California N.A. and
              California State Teacher's Retirement
              System)                                                 7,065,000
   13,800,000 Morgan Hill Redevelopment Agency Tax
              Allocation Rev., Series 2008 B, (Ojo de
              Agua Redevelopment Area), VRDN,
              2.48%, 7/3/08 (LOC: Scotiabank)                        13,800,000
    1,350,000 New Jersey Economic Development Auth.
              Rev., Series 2006 B, (Accurate Box Co.,
              Inc.), VRDN, 2.48%, 9/2/08 (LOC: Sun
              Bank N.A. and Wells Fargo Bank N.A.)                    1,350,000
              New York GO, Series 2008 J13, VRDN,
   10,000,000 2.50%, 7/2/08 (SBBPA: Lloyds TSB Bank
              plc)                                                   10,000,000
    8,600,000 New York Housing Finance Agency Rev.,
              Series 2005 B, (55 West 25th Street
              Housing), VRDN, 2.50%, 7/3/08 (LOC: FNMA)               8,600,000

Premium Money Market - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$   1,765,000 North Carolina Medical Care Commission
              Health Care Facilities Rev., Series 2007
              B, VRDN, 3.18%, 7/3/08 (LOC: RBS
              Citizens Bank N.A.)                                $    1,765,000
   10,000,000 North Texas Higher Education Auth., Inc.
              Student Loan Rev., Series 2007 B, VRDN,
              3.50%, 7/2/08 (Guaranteed Student Loans)
              (LOC: Bank of America N.A. and Lloyds
              TSB Bank plc)                                          10,000,000
    2,900,000 Ogden City Redevelopment Agency Rev.,
              Series 2005 C1, VRDN, 2.58%, 7/1/08
              (LOC: Bank of New York)                                 2,900,000
    1,200,000 Ontario County Industrial Development
              Agency Rev., Series 2005 B, (Friends of
              the Finger Lakes Performing Arts Center,
              Inc. Civic Facility), VRDN,
              3.00%, 7/1/08 (LOC: RBS Citizens Bank
              N.A.)                                                   1,200,000
      315,000 Ontario County Industrial Development
              Agency Rev., Series 2006 B, (CHF -
              Finger Lakes, LLC Civic Facility), VRDN,
              2.70%, 7/3/08 (LOC: RBS Citizens Bank
              N.A.)                                                     315,000
    1,300,000 Oregon Facilities Auth. Rev., Series
              2002-1, (Hazelden Springbrook), VRDN,
              2.90%, 7/3/08 (LOC: Allied Irish Bank
              plc)                                                    1,300,000
    1,900,000 Osceola County Housing Finance Auth.
              Rev., Series 2002 B, (Regatta Bay
              Apartments), 2.80%, 7/2/08 (LOC: FNMA)                  1,900,000
      400,000 Pasadena COP, (Los Robles Avenue Parking
              Facilities), VRDN, 2.48%, 7/1/08 (LOC:
              Bank of New York and California State
              Teacher's Retirement System)                              400,000
   10,000,000 Pennsylvania Housing Finance Agency
              Single Family Mortgage Rev.,
              Series 2007-97D, VRDN, 2.50%, 7/2/08
              (SBBPA: Dexia Credit Local)                            10,000,000
    3,330,000 Putnam Hospital Center Rev., VRDN,
              2.68%, 7/2/08 (LOC: JPMorgan Chase Bank)                3,330,000
    2,500,000 Southeast Industrial Development Agency
              Rev., (Powers Fasteners, Inc.), VRDN,
              2.58%, 7/3/08 (LOC: Bank of New York)                   2,500,000
    2,290,000 Southeast Industrial Development Agency
              Rev., (Powers Fasteners, Inc.), VRDN,
              2.58%, 7/3/08 (LOC: JPMorgan Chase Bank)                2,290,000
      245,000 St. Louis County Industrial Development
              Auth. Rev., Series 2005 B, (C.R. Metal
              Products), VRDN, 2.66%, 7/3/08 (LOC: M&I
              Marshall & Ilsley Bank)                                   245,000
    9,000,000 Utah Telecommunication Open
              Infrastructure Agency Advanced
              Communications Rev., 2.75%, 7/3/08 (LOC:
              Keybank N.A.)                                           9,000,000
              Washington Economic Development Finance
    1,840,000 Auth. Rev., Series 2006 G, (Wesmar
              Company, Inc.), VRDN, 2.56%, 7/3/08
              (LOC: U.S. Bank N.A.)                                   1,840,000
    7,665,000 Washington Economic Development Finance
              Auth. Rev., Series 2007 B, (Delta Marine
              Industires, Inc.), VRDN, 2.58%, 7/3/08
              (LOC: Keybank N.A.)                                     7,665,000
    2,750,000 Washington Economic Development Finance
              Auth. Rev., Series 2007 K, (Ocean Gold
              Seafoods, Inc.), VRDN, 2.55%, 7/3/08
              (LOC: Wells Fargo Bank N.A.)                            2,750,000
    2,500,000 West Covina Public Financing Auth. Tax
              Allocation Rev., Series 1999,
              (Redevelopment Agency & Sub-Lien), VRDN,
              2.56%, 7/3/08 (LOC: Allied Irish Bank
              plc)                                                    2,500,000
                                                                 --------------
  TOTAL MUNICIPAL SECURITIES                                        243,710,000
                                                                 --------------

CERTIFICATES OF DEPOSIT - 12.2%
--------------------------------------------------------------------------------
   15,600,000 ABN Amro Bank NV, 3.03%, 10/24/08                      15,601,423
   10,000,000 Allied Irish Banks N.A., 3.04%, 10/24/08               10,003,455
   15,000,000 American Express Centurion Bank,
              2.75%, 7/2/08                                          15,000,000
   20,000,000 American Express Centurion Bank,
              2.74%, 8/8/08                                          20,000,000
   20,000,000 Canadian Imperial Bank of Commerce (New
              York), 2.93%, 12/1/08                                  20,000,000
    9,000,000 Depfa Bank plc (New York), 2.62%, 8/19/08               9,000,000
   20,000,000 Natixis (New York), 2.90%, 7/3/08                      20,000,000
   10,000,000 Royal Bank of Scotland plc (New York),
              3.24%, 12/12/08                                        10,000,000
   15,000,000 Royal Bank of Scotland plc (New York),
              3.75%, 7/18/08                                         15,000,000

Premium Money Market - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$  10,000,000 Svenska Handelsbanken (New York),                  $   10,000,000
              5.00%, 7/9/08                                      --------------

TOTAL CERTIFICATES OF DEPOSIT
                                                                    144,604,878
                                                                 --------------

U.S. GOVERNMENT AGENCY SECURITIES - 1.3%
-------------------------------------------------------------------------------
   15,000,000 FHLB, 2.75%, 2/20/09
                                                                     15,000,000
                                                                 --------------
TOTAL INVESTMENT SECURITIES -- 100.7%                             1,186,618,960
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- (0.7)%                               (8,147,864)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,178,471,096
                                                                 ==============

--------------------------------------------------------------------------------
Notes to Schedule of Investments
--------------------------------------------------------------------------------
COP    - Certificates of Participation
FHLB   - Federal Home Loan Bank
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assurance, Inc.
GO     - General Obligation
LIBOR  - London Interbank Offered Rate
LOC    - Letter of Credit
RADIAN - Radian Asset Assurance, Inc.
resets - The frequency with which a security's coupon changes,  based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SBBPA  - Standby Bond Purchase Agreement
VRDN   - Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.
VRN    - Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.

(1)   The rate indicated is the yield to maturity at purchase.

(2)   Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2008 was $461,901,270 which represented 39.2% of total net assets. Restricted securities considered illiquid represent 2.5% of total net assets.

Premium Money Market - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are generally valued at amortized cost, which approximates current market value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of June 30, 2008:

                 Valuation Inputs                 Value of Investment Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                        -
Level 2 - Other Significant Observable Inputs                     $1,186,618,960
Level 3 - Significant Unobservable Inputs                                      -
                                                                  --------------
                                                                  $1,186,618,960
                                                                  ==============

3. Federal Tax Information

As of June 30, 2008, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                         $ 1,186,618,960
                                                        ===============

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

AMERICAN CENTURY INVESTMENTS®
QUARTERLY PORTFOLIO HOLDINGS
INFLATION PROTECTION BOND FUND
JUNE 30, 2008

[american century investments logo and text logo ®]

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 97.0%
     $   5,497,798  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25(1)                       $  5,767,536
         6,276,412  U.S. Treasury Inflation Indexed
                    Bonds, 2.00%, 1/15/26(1)                           6,224,927
         4,755,404  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/27(1)                          4,986,859
        10,175,309  U.S. Treasury Inflation Indexed
                    Bonds, 1.75%, 1/15/28(1)                           9,684,034
         2,775,374  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28                             3,464,233
         2,103,465  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                             2,734,012
         1,107,177  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32                             1,393,573
         1,685,099  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                              1,807,796
         3,656,279  U.S. Treasury Inflation Indexed
                    Notes, 0.875%, 4/15/10                             3,720,553
           493,620  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11(1)                             537,506
         5,004,666  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 4/15/11(1)                          5,304,556
         3,265,893  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12(1)                          3,606,261
         9,314,272  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 4/15/12(1)                           9,829,472
        13,151,996  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12(1)                          14,447,678
         4,166,215  U.S. Treasury Inflation Indexed
                    Notes, 0.625%, 4/15/13                             4,152,221
         7,221,107  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13(1)                          7,636,328
         7,206,818  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14                              7,653,309
         4,329,872  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                              4,599,476
         5,174,172  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15                             5,345,163
         5,134,577  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/15                             5,378,068
         7,033,910  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16                              7,410,885
         3,691,478  U.S. Treasury Inflation Indexed
                    Notes, 2.50%, 7/15/16                              4,034,671
         2,689,226  U.S. Treasury Inflation Indexed
                    Notes, 2.375%, 1/15/17                             2,911,719
         5,000,148  U.S. Treasury Inflation Indexed
                    Notes, 2.625%, 7/15/17                             5,524,383
         3,870,206  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/18                             3,932,794
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       132,088,013
(Cost $131,162,255)                                              ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(2) - 0.7%
           500,000  Credit Suisse Mortgage Capital
                    Certificates, Series 2007 TF2A,
                    Class A1, VRN, 2.65%, 7/15/08,
                    resets monthly off the 1-month
                    LIBOR plus 0.18% with
                    no caps (Acquired 7/24/07,
                    Cost $500,000)(3)                                    479,204
           447,296  Lehman Brothers Floating Rate
                    Commercial Mortgage Trust,
                    Series 2007 LLFA, Class A1, VRN,
                    2.771%, 7/15/08, resets monthly
                    off the 1-month LIBOR plus
                    0.30% with no caps (Acquired
                    8/6/07, Cost $500,000)(3)                            426,662
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                     905,866
(Cost $947,296)                                                  ---------------

COMMERCIAL PAPER - 0.6%
           798,000  Legacy Capital LLC, 3.05%,
                    7/1/08 (Acquired 6/30/08,
                    Cost $798,000)(3)(4)                                 798,000
                                                                 ---------------
(Cost $798,000)

CORPORATE BONDS - 0.3%
           200,000  ArcelorMittal, 6.125%,
                    6/1/18 (Acquired 5/19/08,
                    Cost $199,142)(3)                                    195,809

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
PRINCIPAL AMOUNT                                                        VALUE
--------------------------------------------------------------------------------
           200,000  Pulte Homes Inc., 7.875%, 8/1/11                     198,000
                                                                 ---------------
TOTAL CORPORATE BONDS                                                    393,809
(Cost $398,182)                                                  ---------------

ASSET-BACKED SECURITIES(2) - 0.3%
           350,000  Public Service New Hampshire
                    Funding LLC, Series 2001-1,
                    Class A3 SEQ, 6.48%, 5/1/15                          368,307
                                                                 ---------------
(Cost $363,911)

TOTAL INVESTMENT SECURITIES - 98.9%                                  134,553,995
                                                                 ---------------
(Cost $133,669,644)

OTHER ASSETS AND LIABILITIES - 1.1%                                    1,489,944
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $136,043,939
                                                                 ===============

FUTURES CONTRACTS
                                   Expiration     Underlying Face    Unrealized
Contracts Purchased                   Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
203  U.S. Treasury 2-Year Notes  September 2008     $42,874,234       $109,262
 40  U.S. Treasury 5-Year Notes  September 2008       4,422,188        (21,027)
                                                  ------------------------------
                                                    $47,296,422       $ 88,235
                                                  ==============================

                                   Expiration     Underlying Face    Unrealized
Contracts Sold                        Date        Amount at Value    Gain (Loss)
--------------------------------------------------------------------------------
76  U.S. Treasury 10-Year Notes  September 2008      $8,658,063       $(53,875)
                                                  ==============================

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SWAP AGREEMENTS
Notional                                                             Unrealized
Amount        Description of Agreement            Expiration Date    Gain (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
$   60,000    Pay quarterly a fixed rate equal    December 2012       $  3,276
              to 0.73% multiplied by the
              notional amount and receive from
              Barclays Bank plc upon each
              default event of American
              International Group, Inc., par
              value of the proportional
              notional amount of American
              International Group, Inc.,
              4.25%, 5/15/13.
   250,000    Pay quarterly a fixed rate equal    December 2012          4,244
              to 2.45% multiplied by the
              notional amount and receive from
              Bank of America N.A. upon each
              default event of Toll Brothers,
              Inc., par value of the
              proportional notional amount of
              Toll Brothers Finance Corp.,
              6.875%, 11/15/12.
   600,000    Pay quarterly a fixed rate equal    June 2013             (1,102)
              to 1.28% multiplied by the
              notional amount and receive from
              Barclays Bank plc upon each
              default event of Staples, Inc.,
              par value of the proportional
              notional amount of Staples, Inc.,
              7.375%, 10/1/12.
   400,000    Pay quarterly a fixed rate equal    September 2017        13,226
              to 0.69% multiplied by the
              notional amount and receive from
              Barclays Bank plc upon each
              default event of JPMorgan Chase
              & Co., par value of the
              proportional notional amount
              of JPMorgan Chase & Co.,
              6.75%, 2/1/11.
--------------------------------------------------------------------------------
TOTAL RETURN
--------------------------------------------------------------------------------
   800,000    Pay a fixed rate equal to 1.13%     January 2012          42,823
              and receive the return of the
              U.S. CPI Urban Consumers NSA
              Index upon the termination date
              with Barclays Bank plc.
 1,000,000    Pay a fixed rate equal to 1.31%     April 2017            28,861
              and receive the return of the
              U.S. CPI Urban Consumers NSA
              Index upon the termination date
              with Barclays Bank plc.
 5,000,000    Pay a fixed rate equal to 2.77%     April 2018            96,506
              and receive the return of the
              U.S. CPI Urban Consumers NSA
              Index upon the termination date
              with Barclays Bank plc.
 1,900,000    Pay a fixed rate equal to           December 2027             33
              2.895% and receive the return
              of the U.S. CPI Urban Consumers
              NSA Index upon the termination
              date with Barclays Bank plc.
                                                                     -----------
                                                                      $187,867
                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS
CPI = Consumer Price Index
LIBOR = London Interbank Offered Rate
NSA = Not Seasonally Adjusted
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.
(1) Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements.
(2) Final maturity indicated, unless otherwise noted.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2008, was $1,899,675, which represented 1.4% of total net assets.
(4) The rate indicated is the yield to maturity at purchase.

INFLATION PROTECTION BOND - SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. SECURITY VALUATIONS

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:
   * Level 1 valuation inputs consist of actual quoted prices based on an active market;
   * Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   * Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.
The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                                UNREALIZED GAIN
                                                   VALUE OF     (LOSS) ON OTHER
                                                  INVESTMENT       FINANCIAL
              VALUATION INPUTS                    SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                     -       $ 34,360
Level 2 - Other Significant Observable Inputs    $134,553,995        187,867
Level 3 - Significant Unobservable Inputs                   -              -
                                                --------------------------------
                                                 $134,553,995       $222,227
                                                ================================
*Includes futures contracts and swap agreements.

3. FEDERAL TAX INFORMATION

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $133,861,535
                                                                 ===============
Gross tax appreciation of investments                              $  1,286,851
Gross tax depreciation of investments                                  (594,391)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $    692,460
                                                                 ===============

The difference between book-basis and tax-basis cost and appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
INVESTMENTS ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO
REFLECT SUBSEQUENT CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST
RECENT ANNUAL OR SEMIANNUAL SHAREHOLDER REPORT.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                 American Century-Mason Street Select Bond Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Select Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
 Principal Amount                                                    Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(1) - 36.0%
--------------------------------------------------------------------------------
   $  1,290,000  FHLMC, 6.00%, settlement date 7/14/08(3)          $  1,303,101
        610,439  FHLMC, 4.50%, 5/1/19(2)                                595,446
        282,723  FHLMC, 5.00%, 10/1/19(2)                               281,401
        776,153  FHLMC, 5.00%, 11/1/19(2)                               772,523
         59,656  FHLMC, 5.50%, 11/1/19(2)                                60,440
         74,556  FHLMC, 5.50%, 11/1/19(2)                                75,536
         78,855  FHLMC, 5.50%, 11/1/19(2)                                79,891
         89,092  FHLMC, 5.50%, 11/1/19(2)                                90,262
        111,752  FHLMC, 5.50%, 11/1/19(2)                               113,220
         75,578  FHLMC, 5.50%, 12/1/19(2)                                76,570
         25,100  FHLMC, 5.00%, 2/1/20(2)                                 24,919
         51,213  FHLMC, 5.00%, 2/1/20(2)                                 50,846
        107,457  FHLMC, 5.50%, 3/1/20(2)                                108,599
        146,812  FHLMC, 5.50%, 3/1/20(2)                                148,373
        310,983  FHLMC, 5.50%, 3/1/20(2)                                314,290
         27,072  FHLMC, 5.00%, 5/1/20(2)                                 26,878
         83,605  FHLMC, 5.00%, 5/1/20(2)                                 83,005
        162,797  FHLMC, 5.00%, 5/1/20(2)                                161,629
        128,347  FHLMC, 4.00%, 10/1/20(2)                               120,863
        492,187  FHLMC, 5.50%, 6/1/35(2)                                486,342
      1,861,140  FHLMC, 5.00%, 11/1/35(2)                             1,789,929
        308,322  FNMA, 5.32%, 4/1/14(2)                                 311,072
        253,000  FNMA, 5.38%, 1/1/17(2)                                 257,385
        130,864  FNMA, 4.00%, 6/1/19                                    124,051
        960,299  FNMA, 4.50%, 6/1/19(2)                                 937,012
        816,760  FNMA, 4.50%, 8/1/19(2)                                 796,953
         87,972  FNMA, 6.00%, 10/1/19(2)                                 90,306
        105,414  FNMA, 4.50%, 12/1/19(2)                                102,858
        168,097  FNMA, 5.00%, 3/1/20(2)                                 167,071
        174,125  FNMA, 5.00%, 3/1/20(2)                                 173,497
        133,377  FNMA, 5.00%, 4/1/20(2)                                 132,563
         41,650  FNMA, 5.00%, 5/1/20(2)                                  41,396
        193,232  FNMA, 5.00%, 5/1/20(2)                                 192,053
        325,202  FNMA, 5.00%, 5/1/20(2)                                 323,217
        468,687  FNMA, 4.50%, 7/1/20(2)                                 456,149
        405,417  FNMA, 5.50%, 9/1/34(2)                                 401,292
        725,293  FNMA, 6.00%, 10/1/34(2)                                734,685
        517,323  FNMA, 6.00%, 11/1/34(2)                                524,022
         39,759  FNMA, 5.50%, 3/1/35(2)                                  39,318
         58,264  FNMA, 5.50%, 3/1/35(2)                                  57,616
         86,519  FNMA, 5.50%, 3/1/35(2)                                  85,557
        282,831  FNMA, 5.50%, 3/1/35(2)                                 279,688
        318,781  FNMA, 5.50%, 3/1/35(2)                                 315,239
        389,324  FNMA, 5.00%, 4/1/35(2)                                 374,549
         40,328  FNMA, 6.00%, 5/1/35(2)                                  40,787
          8,721  FNMA, 6.00%, 6/1/35(2)                                   8,820
         41,372  FNMA, 6.00%, 6/1/35(2)                                  41,843
      1,302,309  FNMA, 5.00%, 7/1/35(2)                               1,252,887
        256,447  FNMA, 5.50%, 7/1/35(2)                                 253,597

Select Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
 Principal Amount                                                    Value
--------------------------------------------------------------------------------
   $    233,769  FNMA, 6.00%, 7/1/35(2)                            $    236,431
        398,882  FNMA, 5.50%, 8/1/35(2)                                 394,449
        118,049  FNMA, 5.50%, 9/1/35(2)                                 116,738
        274,203  FNMA, 5.50%, 9/1/35(2)                                 271,156
        285,458  FNMA, 5.50%, 9/1/35(2)                                 282,286
        499,728  FNMA, 5.50%, 9/1/35(2)                                 494,174
        571,843  FNMA, 5.50%, 9/1/35(2)                                 565,488
        461,307  FNMA, 5.00%, 10/1/35(2)                                443,801
      1,148,768  FNMA, 5.50%, 10/1/35(2)                              1,136,002
        188,347  FNMA, 6.00%, 10/1/35(2)                                190,492
        442,615  FNMA, 5.50%, 11/1/35(2)                                437,696
      1,713,571  FNMA, 5.50%, 11/1/35(2)                              1,694,528
        215,273  FNMA, 6.50%, 11/1/35(2)                                222,164
        181,415  FNMA, 6.50%, 4/1/36(2)                                 187,053
        414,172  FNMA, 6.00%, 9/1/36(2)                                 418,500
        493,969  FNMA, 6.50%, 7/1/37(2)                                 509,214
        583,858  FNMA, 6.50%, 8/1/37(2)                                 601,877
        892,964  FNMA, 6.50%, 8/1/37(2)                                 920,522
      1,325,345  FNMA, 6.50%, 8/1/37(2)                               1,366,248
        778,748  FNMA, 5.50%, 2/1/38(2)                                 768,711
      2,311,812  FNMA, 5.50%, 2/1/38(2)                               2,281,786
      3,962,664  FNMA , 5.50%, 4/1/38(2)                              3,911,197
      1,128,001  FNMA , 6.00%, 6/1/38(2)                              1,139,436
        188,783  GNMA, 5.50%, 2/15/32(2)                                188,748
        113,121  GNMA , 5.50%, 2/15/32(2)                               113,100
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $34,383,032)                                                   34,171,343
                                                                   ------------
CORPORATE BONDS - 29.9%
-------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 1.5%
         20,000  BAE Systems Holdings, Inc., 5.20%, 8/15/15
                 (Acquired 4/2/08-4/15/08, Cost $19,668)(2)(4)           19,232
        313,000  Boeing Capital Corp., 4.75%, 8/25/08(2)                314,203
        119,000  General Dynamics Corp., 4.25%, 5/15/13(2)              117,938
        370,000  L-3 Communications Corp., 6.375%, 10/15/15(2)          347,800
         75,000  Lockheed Martin Corp., 6.15%, 9/1/36(2)                 74,545
        462,000  Raytheon Co., 5.50%, 11/15/12(2)                       474,390
         50,000  United Technologies Corp., 6.35%, 3/1/11(2)             52,657
                                                                   ------------
                                                                      1,400,765
                                                                   ------------

AUTO COMPONENTS - 0.2%
        104,000  Johnson Controls, Inc., 5.50%, 1/15/16(2)              100,073
         63,000  Johnson Controls, Inc., 6.00%, 1/15/36(2)               57,894
                                                                   ------------
                                                                        157,967
                                                                   ------------

AUTOMOBILES - 0.4%
        315,000  Daimler Finance N.A. LLC, 5.75%, 5/18/09(2)            319,166
         25,000  Daimler Finance N.A. LLC, 8.50%, 1/18/31(2)             29,015
                                                                   ------------
                                                                        348,181
                                                                   ------------

BEVERAGES - 0.9%
         25,000  Anheuser-Busch Cos., Inc., 5.75%, 4/1/36(2)             21,754
         50,000  Bottling Group LLC, 4.625%, 11/15/12(2)                 50,628
         85,000  Coca-Cola Co. (The), 5.35%, 11/15/17(2)                 85,962

Select Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
 Principal Amount                                                    Value
--------------------------------------------------------------------------------
   $    160,000  Constellation Brands, Inc., 7.25%, 9/1/16(2)      $    151,200
         60,000  Dr. Pepper Snapple Group, Inc.,
                 6.82%, 5/1/18 (Acquired 4/25/08-5/7/08, Cost
                 $60,780)(2)(4)                                          60,440
         15,000  Dr. Pepper Snapple Group, Inc.,
                 7.45%, 5/1/38 (Acquired 4/25/08-5/7/08, Cost
                 $15,263)(2)(4)                                          15,809
         78,000  Fortune Brands, Inc., 5.375%, 1/15/16(2)                73,265
         45,000  PepsiCo, Inc., 4.65%, 2/15/13(2)                        45,734
         15,000  PepsiCo, Inc., 5.00%, 6/1/18(2)                         14,686
        285,000  SABMiller plc, 6.20%, 7/1/11 (Acquired
                 6/27/06, Cost $284,798)(2)(4)                          292,607
                                                                   ------------
                                                                        812,085
                                                                   ------------

CAPITAL MARKETS - 2.0%
        115,000  Bank of New York Mellon Corp. (The),
                 4.95%, 11/1/12(2)                                      114,820
         45,000  Bear Stearns Cos., Inc. (The),
                 7.25%, 2/1/18(2)                                        47,106
          5,000  Credit Suisse (Guernsey) Ltd., VRN,
                 5.86%, 5/15/17(2)                                        4,179
        210,000  Credit Suisse (New York), 5.00%, 5/15/13(2)            204,669
         20,000  Credit Suisse (New York), 5.75%, 2/15/18(2)             19,321
         10,000  Eaton Vance Corp., 6.50%, 10/2/17(2)                    10,119
        387,000  Goldman Sachs Group, Inc. (The),
                 5.15%, 1/15/14(2)                                      375,323
         65,000  Goldman Sachs Group, Inc. (The),
                 6.75%, 10/1/37(2)                                       59,710
         25,000  Lehman Brothers Holdings, Inc.,
                 4.80%, 3/13/14(2)                                       22,492
         35,000  Lehman Brothers Holdings, Inc.,
                 6.50%, 7/19/17(2)                                       32,476
        110,000  Lehman Brothers Holdings, Inc.,
                 5.875%, 11/15/17(2)                                     96,630
         40,000  Lehman Brothers Holdings, Inc.,
                 6.875%, 5/2/18(2)                                       38,846
         75,000  Lehman Brothers Holdings, Inc.,
                 7.00%, 9/27/27(2)                                       69,592
        220,000  Merrill Lynch & Co., Inc., 6.40%, 8/28/17(2)           204,477
         20,000  Merrill Lynch & Co., Inc., 6.22%, 9/15/26(2)            16,616
         90,000  Morgan Stanley, 6.625%, 4/1/18(2)                       85,546
         90,000  Morgan Stanley, 6.25%, 8/9/26(2)                        79,466
         80,000  Northern Trust Corp., 5.30%, 8/29/11(2)                 82,026
        250,000  State Street Bank & Trust Co.,
                 5.30%, 1/15/16(2)                                      241,227
        100,000  UBS AG (Stamford Branch), 5.75%, 4/25/18(2)             95,737
                                                                   ------------
                                                                      1,900,378
                                                                   ------------

CHEMICALS(5)
         10,000  Dow Chemical Co. (The), 5.70%, 5/15/18                   9,716
         10,000  Monsanto Co., 5.125%, 4/15/18(2)                         9,841
                                                                   ------------
                                                                         19,557
                                                                   ------------

COMMERCIAL BANKS - 2.1%
        422,000  Bank One Corp., 5.25%, 1/30/13(2)                      415,577
        114,000  Deutsche Bank Capital Funding Trust VII,
                 VRN, 5.63%, 1/19/16 (Acquired
                 5/9/06-9/21/07, Cost $107,331)(2)(4)                    96,276
         45,000  Fifth Third Bancorp, 8.25%, 3/1/38(2)                   36,576
        250,000  M&I Marshall & Ilsley Bank, 5.15%, 2/22/12(2)          244,412
        195,000  PNC Financial Services Group, Inc., VRN,
                 8.25%, 5/21/13                                         194,861
         60,000  PNC Funding Corp., 5.625%, 2/1/17(2)                    56,118
         93,000  UnionBanCal Corp., 5.25%, 12/16/13(2)                   87,816
         75,000  U.S. Bank N.A., 4.80%, 4/15/15(2)                       72,541
        380,000  Wachovia Corp., 5.35%, 3/15/11(2)                      372,127
        200,000  Wells Fargo Capital XIII, VRN,
                 7.70%, 3/26/13(2)                                      199,088
        279,000  Zions Bancorp., 5.50%, 11/16/15(2)                     222,870
                                                                   ------------
                                                                      1,998,262
                                                                   ------------

COMPUTERS & PERIPHERALS - 0.1%
         70,000  Seagate Technology HDD Holdings,
                 6.80%, 10/1/16(2)                                       64,225
                                                                   ------------

Select Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
 Principal Amount                                                    Value
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS - 0.1%
   $     75,000  CRH America, Inc., 6.00%, 9/30/16(2)              $     69,754
                                                                   ------------

CONSUMER FINANCE - 0.3%
        285,000  SLM Corp., 5.45%, 4/25/11(2)                           260,512
         10,000  SLM Corp., 5.375%, 1/15/13(2)                            8,820
         50,000  SLM Corp., 5.375%, 5/15/14(2)                           44,010
                                                                   ------------
                                                                        313,342
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - 1.1%
         30,000  Bank of America Corp., VRN, 8.00%, 1/30/18(2)           28,177
         20,000  Capmark Financial Group, Inc.,
                 6.30%, 5/10/17(2)                                       12,963
         20,000  Citigroup Capital XXI, VRN,
                 8.30%, 12/21/37(2)                                      18,970
        140,000  Citigroup, Inc., 5.125%, 5/5/14(2)                     133,981
        115,000  Citigroup, Inc., 6.125%, 5/15/18(2)                    110,411
         15,000  General Electric Capital Corp.,
                 5.875%, 1/14/38(2)                                      13,657
        195,000  GMAC LLC, 6.00%, 12/15/11(2)                           134,321
        425,000  HSBC Finance Corp., 4.125%, 11/16/09(2)                422,365
        276,000  International Lease Finance Corp.,
                 4.75%, 1/13/12(2)                                      243,444
                                                                   ------------
                                                                      1,118,289
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 2.4%
        159,000  AT&T Corp., 7.30%, 11/15/11(2)                         169,530
        224,000  AT&T Corp., 8.00%, 11/15/31(2)                         258,379
         45,000  British Telecommunications plc,
                 9.125%, 12/15/30(2)                                     54,334
         85,000  Deutsche Telekom International Finance BV,
                 5.75%, 3/23/16(2)                                       83,134
        105,000  Embarq Corp., 6.74%, 6/1/13(2)                         101,462
         80,000  Embarq Corp., 7.08%, 6/1/16(2)                          76,156
         15,000  Embarq Corp., 8.00%, 3/1/36(2)                          14,254
        125,000  France Telecom SA, 8.50%, 3/1/31(2)                    152,010
         20,000  Rogers Communications, Inc.,
                 6.25%, 6/15/13(2)                                       20,468
         65,000  Rogers Communications, Inc.,
                 6.375%, 3/1/14(2)                                       65,195
        345,000  Rogers Communications, Inc.,
                 5.50%, 3/15/14(2)                                      332,732
        210,000  Sprint Capital Corp., 8.375%, 3/15/12(2)               208,062
         62,000  Sprint Capital Corp., 8.75%, 3/15/32(2)                 59,198
        146,000  Telecom Italia Capital SA, 4.00%, 1/15/10(2)           144,107
        175,000  Telecom Italia Capital SA, 6.20%, 7/18/11(2)           178,628
        175,000  Verizon Communications, Inc.,
                 6.10%, 4/15/18(2)                                      174,230
        175,000  Verizon Communications, Inc.,
                 5.85%, 9/15/35(2)                                      155,067
                                                                   ------------
                                                                      2,246,946
                                                                   ------------

ELECTRIC UTILITIES - 5.1%
         45,000  Bruce Mansfield Units 1&2, 6.85%, 6/1/34(2)             45,291
         60,000  Carolina Power & Light Co., 6.50%, 7/15/12(2)           63,026
         35,000  Carolina Power & Light Co., 5.15%, 4/1/15(2)            34,979
         10,000  Commonwealth Edison Co., 6.45%, 1/15/38(2)               9,792
         15,000  Connecticut Light & Power Co.,
                 5.65%, 5/1/18(2)                                        14,844
        634,000  DTE Energy Co., 7.05%, 6/1/11(2)                       657,476
        148,000  Duquesne Light Holdings, Inc.,
                 5.50%, 8/15/15(2)                                      137,755
        153,000  Entergy Mississippi, Inc., 6.25%, 4/1/34(2)            139,833
         45,000  Exelon Generation Co. LLC, 6.20%, 10/1/17(2)            43,948
         20,000  Florida Power & Light Co., 5.625%, 4/1/34(2)            18,993
        469,000  Florida Power Corp., 4.50%, 6/1/10(2)                  474,059
        339,000  Indiana Michigan Power Co.,
                 5.05%, 11/15/14(2)                                     320,613
        140,297  Kiowa Power Partners LLC, 4.81%, 12/30/13
                 (Acquired 11/19/04, Cost $136,972)(2)(4)               137,299

Select Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
 Principal Amount                                                    Value
--------------------------------------------------------------------------------
   $    123,000  Kiowa Power Partners LLC, 5.74%, 3/30/21
                 (Acquired 11/19/04, Cost $123,000)(2)(4)          $    116,904
         30,000  MidAmerican Energy Holdings Co.,
                 5.95%, 5/15/37(2)                                       28,302
         80,000  Monongahela Power Co., 5.70%, 3/15/17
                 (Acquired 9/13/06, Cost $79,708)(2)(4)                  79,242
        292,000  Nevada Power Co., 5.875%, 1/15/15(2)                   293,155
         10,000  Nevada Power Co., 5.95%, 3/15/16(2)                      9,980
         90,000  Nevada Power Co., 6.50%, 5/18/18(2)                     92,319
        160,000  Oncor Electric Delivery Co.,
                 6.375%, 1/15/15(2)                                     158,201
        110,000  Oncor Electric Delivery Co., 7.00%, 9/1/22(2)          107,661
        371,000  PacifiCorp, 5.45%, 9/15/13(2)                          379,384
         75,000  PacifiCorp, 5.75%, 4/1/37(2)                            70,100
         15,000  Potomac Electric Power Co.,
                 6.50%, 11/15/37(2)                                      14,727
        373,000  PPL Electric Utilities Corp.,
                 4.30%, 6/1/13(2)                                       360,165
         30,000  PPL Energy Supply LLC, 6.50%, 5/1/18(2)                 29,382
         40,000  PPL Energy Supply LLC, 6.00%, 12/15/36(2)               34,910
         45,000  Sierra Pacific Power Co., 6.75%, 7/1/37(2)              44,295
         25,000  South Carolina Electric & Gas Co.,
                 6.05%, 1/15/38                                          24,524
        155,000  Southern California Edison Co.,
                 5.00%, 1/15/16(2)                                      153,094
         15,000  Southern California Edison Co.,
                 5.55%, 1/15/37(2)                                       14,100
        200,000  Tampa Electric Co., 6.10%, 5/15/18(2)                  200,144
         65,000  Tampa Electric Co., 6.55%, 5/15/36(2)                   64,084
         25,000  Tampa Electric Co., 6.15%, 5/15/37(2)                   23,369
        115,000  Toledo Edison Co., 6.15%, 5/15/37(2)                   100,256
         15,000  Union Electric Co., 6.40%, 6/15/17(2)                   15,010
         15,000  Union Electric Co., 6.70%, 2/1/19(2)                    15,238
        335,000  Virginia Electric & Power Co.,
                 5.25%, 12/15/15(2)                                     326,159
                                                                   ------------
                                                                      4,852,613
                                                                   ------------

ENERGY EQUIPMENT & SERVICES - 0.3%
        268,000  Consolidated Natural Gas Co.,
                 5.00%, 12/1/14(2)                                      256,103
         65,000  Pride International, Inc., 7.375%, 7/15/14(2)           65,163
         10,000  Southern Natural Gas Co., 5.90%, 4/1/17
                 (Acquired 3/14/07, Cost $9,983)(2)(4)                    9,612
                                                                   ------------
                                                                        330,878
                                                                   ------------

FOOD & STAPLES RETAILING - 0.3%
         20,000  Costco Wholesale Corp., 5.30%, 3/15/12(2)               20,710
        113,000  CVS Caremark Corp., 4.875%, 9/15/14(2)                 109,955
         40,000  CVS Caremark Corp., 6.125%, 8/15/16(2)                  40,455
         20,000  Delhaize Group, 6.50%, 6/15/17(2)                       20,235
         35,000  Kroger Co. (The), 7.00%, 5/1/18(2)                      37,259
         10,000  Kroger Co. (The), 6.80%, 12/15/18(2)                    10,468
         15,000  Kroger Co. (The), 6.15%, 1/15/20(2)                     14,896
                                                                   ------------
                                                                        253,978
                                                                   ------------

FOOD PRODUCTS - 0.8%
         85,000  General Mills, Inc., 5.70%, 2/15/17(2)                  84,509
        473,000  Kellogg Co., 6.60%, 4/1/11(2)                          498,079
         68,000  Kraft Foods, Inc., 6.25%, 6/1/12(2)                     69,552
         40,000  Kraft Foods, Inc., 6.50%, 8/11/17(2)                    40,174
         35,000  Kraft Foods, Inc., 6.875%, 1/26/39(2)                   34,115
         85,000  Smithfield Foods, Inc., 7.75%, 5/15/13(2)               75,437
                                                                   ------------
                                                                        801,866
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE - 0.5%
         10,000  Darden Restaurants, Inc., 6.20%, 10/15/17(2)             9,308
         60,000  Darden Restaurants, Inc., 6.80%, 10/15/37(2)            51,331

Select Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
 Principal Amount                                                    Value
--------------------------------------------------------------------------------
   $     40,000  Harrah's Operating Co., Inc.,
                 5.75%, 10/1/17(2)                                 $     21,200
        170,000  Royal Caribbean Cruises Ltd.,
                 7.00%, 6/15/13(2)                                      151,300
        215,000  Wynn Las Vegas LLC/Wynn Las Vegas Capital
                 Corp., 6.625%, 12/1/14(2)                              197,800
         75,000  Yum! Brands, Inc., 6.875%, 11/15/37(2)                  69,502
                                                                   ------------
                                                                        500,441
                                                                   ------------

HOUSEHOLD DURABLES - 0.3%
         45,000  Centex Corp., 7.875%, 2/1/11(2)                         43,537
         15,000  D.R. Horton, Inc., 7.875%, 8/15/11(2)                   14,325
         65,000  D.R. Horton, Inc., 5.375%, 6/15/12(2)                   55,575
        145,000  KB Home, 7.75%, 2/1/10(2)                              147,980
                                                                   ------------
                                                                        261,417
                                                                   ------------

HOUSEHOLD PRODUCTS - 0.1%
         55,000  Procter & Gamble Co. (The), 5.55%, 3/5/37(2)            53,122
                                                                   ------------

INSURANCE(5)
         25,000  Progressive Corp. (The), VRN,
                 6.70%, 6/15/17(2)                                       21,977
         15,000  Prudential Financial, Inc.,
                 5.70%, 12/14/36(2)                                      12,778
                                                                   ------------
                                                                         34,755
                                                                   ------------

IT SERVICES - 0.2%
         95,000  Fiserv, Inc., 6.125%, 11/20/12(2)                       95,607
         95,000  Fiserv, Inc., 6.80%, 11/20/17(2)                        96,403
                                                                   ------------
                                                                        192,010
                                                                   ------------

MACHINERY - 0.2%
        160,000  Case Corp., 7.25%, 1/15/16(2)                          156,800
                                                                   ------------

MEDIA - 0.7%
         55,000  CBS Corp., 6.625%, 5/15/11(2)                           56,371
        145,000  Comcast Corp., 5.90%, 3/15/16(2)                       142,015
         15,000  Comcast Corp., 6.50%, 11/15/35(2)                       14,334
         75,000  News America, Inc., 6.40%, 12/15/35(2)                  71,285
        125,000  TCI Communications, Inc., 8.75%, 8/1/15(2)             141,708
        105,000  Time Warner Entertainment Co. LP,
                 8.375%, 3/15/23(2)                                     113,559
         15,000  Time Warner, Inc., 6.875%, 6/15/18(2)                   14,931
         50,000  Time Warner, Inc., 6.625%, 5/15/29(2)                   45,705
         90,000  Viacom, Inc., 5.75%, 4/30/11(2)                         90,293
                                                                   ------------
                                                                        690,201
                                                                   ------------

METALS & MINING - 0.3%
        100,000  Alcoa, Inc., 5.72%, 2/23/19(2)                          93,087
         85,000  Alcoa, Inc., 5.90%, 2/1/27(2)                           75,721
         60,000  Freeport-McMoRan Copper & Gold, Inc.,
                 8.375%, 4/1/17(2)                                       63,398
         25,000  Rio Tinto Finance USA Ltd., 6.50%, 7/15/18(2)           25,147
                                                                   ------------
                                                                        257,353
                                                                   ------------

MULTILINE RETAIL - 0.7%
         63,000  J.C. Penney Corp., Inc., 6.875%, 10/15/15(2)            60,889
         30,000  J.C. Penney Corp., Inc., 7.95%, 4/1/17(2)               30,781
         10,000  J.C. Penney Corp., Inc., 5.75%, 2/15/18(2)               8,951
         20,000  J.C. Penney Corp., Inc., 6.375%, 10/15/36(2)            16,773
         30,000  Kohl's Corp., 6.25%, 12/15/17(2)                        28,691
         20,000  Kohl's Corp., 6.875%, 12/15/37(2)                       18,098
        302,000  Macys Retail Holdings, Inc., 6.30%, 4/1/09(2)          300,869
         65,000  Macys Retail Holdings, Inc.,
                 7.875%, 7/15/15(2)                                      65,667
          5,000  Macys Retail Holdings, Inc.,
                 6.65%, 7/15/24(2)                                        4,061
         15,000  Macys Retail Holdings, Inc.,
                 7.00%, 2/15/28(2)                                       12,786

Select Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
 Principal Amount                                                    Value
--------------------------------------------------------------------------------
   $     25,000  Nordstrom, Inc., 7.00%, 1/15/38(2)                $     23,964
         50,000  Target Corp., 5.375%, 5/1/17(2)                         49,090
         20,000  Target Corp., 6.50%, 10/15/37(2)                        19,326
                                                                   ------------
                                                                        639,946
                                                                   ------------

MULTI-UTILITIES - 2.5%
         25,000  CenterPoint Energy Houston Electric LLC,
                 5.70%, 3/15/13(2)                                       25,151
         30,000  CenterPoint Energy Houston Electric LLC,
                 6.95%, 3/15/33(2)                                       30,204
         10,000  CenterPoint Energy Resources Corp.,
                 6.125%, 11/1/17(2)                                       9,768
        313,000  CenterPoint Energy Transition Bond Co. II,
                 LLC, 5.17%, 8/1/19(2)                                  305,778
         35,000  CenterPoint Energy, Inc., 6.50%, 5/1/18(2)              34,279
        110,000  CMS Energy Corp., 6.875%, 12/15/15(2)                  109,044
         25,000  Consolidated Edison Co. of New York, Inc.,
                 Series 2005 C, 5.375%, 12/15/15(2)                      24,902
         55,000  Consolidated Edison Co. of New York, Inc.,
                 Series 2006 C, 5.50%, 9/15/16(2)                        54,677
        834,000  Consumers Energy Co., 4.80%, 2/17/09(2)                836,560
         15,000  Dominion Resources, Inc., 6.40%, 6/15/18(2)             15,176
         80,000  NiSource Finance Corp., 5.40%, 7/15/14(2)               75,011
         22,000  NiSource Finance Corp., 5.25%, 9/15/17(2)               19,573
         15,000  NiSource Finance Corp., 6.40%, 3/15/18(2)               14,523
         30,000  NiSource Finance Corp., 6.80%, 1/15/19(2)               29,518
         25,000  Northern States Power Co., 5.25%, 10/1/18(2)            24,630
         45,000  Pacific Gas & Electric Co., 6.05%, 3/1/34(2)            43,623
         20,000  Pacific Gas & Electric Co., 5.80%, 3/1/37(2)            18,752
        115,000  Public Service Co. of Colorado,
                 5.50%, 4/1/14(2)                                       117,204
        224,000  Public Service Electric & Gas Co.,
                 5.00%, 1/1/13(2)                                       225,342
        145,000  Public Service Electric & Gas Co.,
                 5.70%, 12/1/36(2)                                      138,315
         50,000  Puget Sound Energy, Inc., 6.27%, 3/15/37(2)             47,047
         20,000  San Diego Gas & Electric Co.,
                 5.30%, 11/15/15(2)                                      20,170
         15,000  San Diego Gas & Electric Co.,
                 6.125%, 9/15/37(2)                                      15,088
         25,000  SCANA Corp., 6.25%, 4/1/20(2)                           24,917
         85,000  Xcel Energy, Inc., 6.50%, 7/1/36(2)                     85,646
                                                                   ------------
                                                                      2,344,898
                                                                   ------------

OIL, GAS & CONSUMABLE FUELS - 2.2%
         95,000  Anadarko Finance Co., 7.50%, 5/1/31(2)                 102,236
         35,000  Canadian Natural Resources Ltd.,
                 5.70%, 5/15/17(2)                                       34,380
         30,000  Canadian Natural Resources Ltd.,
                 6.45%, 6/30/33(2)                                       29,377
          5,000  Canadian Natural Resources Ltd.,
                 5.85%, 2/1/35(2)                                         4,526
         45,000  Canadian Natural Resources Ltd.,
                 6.25%, 3/15/38(2)                                       42,448
         25,000  Devon Energy Corp., 7.95%, 4/15/32(2)                   29,784
         40,000  El Paso Corp., 7.00%, 6/15/17(2)                        39,383
          5,000  EnCana Corp., 6.625%, 8/15/37(2)                         5,015
         30,000  EnCana Corp., 6.50%, 2/1/38(2)                          29,838
        105,000  EnCana Holdings Finance Corp.,
                 5.80%, 5/1/14(2)                                       106,340
         35,000  Hess Corp., 7.125%, 3/15/33(2)                          38,378
        125,000  Kinder Morgan Energy Partners LP,
                 7.30%, 8/15/33(2)                                      128,417
        300,000  Kinder Morgan Finance Co. ULC,
                 5.35%, 1/5/11(2)                                       291,000
         10,000  Marathon Oil Corp., 6.60%, 10/1/37(2)                    9,903
        118,000  Nexen, Inc., 5.875%, 3/10/35(2)                        105,946
         10,000  Nexen, Inc., 6.40%, 5/15/37(2)                           9,519
         20,000  Pemex Project Funding Master Trust,
                 6.625%, 6/15/35 (Acquired 10/17/07, Cost
                 $20,739)(2)(4)                                          19,874
        100,000  Petro-Canada, 5.95%, 5/15/35(2)                         88,326
        210,000  Pioneer Natural Resources Co.,
                 6.875%, 5/1/18(2)                                      198,348

Select Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
 Principal Amount                                                    Value
--------------------------------------------------------------------------------
   $     25,000  Rockies Express Pipeline LLC, 6.85%, 7/15/18
                 (Acquired 6/24/08, Cost $24,965)(2)(4)            $     25,387
         35,000  Suncor Energy, Inc., 6.50%, 6/15/38(2)                  34,138
         30,000  Suncor Energy, Inc., 6.85%, 6/1/39(2)                   30,709
         75,000  Sunoco, Inc., 5.75%, 1/15/17(2)                         71,523
        107,000  Talisman Energy, Inc., 5.85%, 2/1/37(2)                 92,686
        220,000  Tesoro Corp., 6.25%, 11/1/12(2)                        210,100
        200,000  Tesoro Corp., 6.50%, 6/1/17(2)                         180,500
         20,000  Valero Energy Corp., 6.125%, 6/15/17(2)                 19,375
        105,000  Valero Energy Corp., 6.625%, 6/15/37(2)                 96,680
         30,000  XTO Energy, Inc., 5.30%, 6/30/15(2)                     29,359
         15,000  XTO Energy, Inc., 6.75%, 8/1/37(2)                      15,278
                                                                   ------------
                                                                      2,118,773
                                                                   ------------

PAPER & FOREST PRODUCTS - 0.1%
         30,000  International Paper Co., 7.95%, 6/15/18(2)              29,924
         20,000  Weyerhaeuser Co., 6.875%, 12/15/33(2)                   18,645
                                                                   ------------
                                                                         48,569
                                                                   ------------

PHARMACEUTICALS - 0.2%
          5,000  Bristol-Myers Squibb Co., 5.875%, 11/15/36(2)            4,686
         40,000  Bristol-Myers Squibb Co., 6.125%, 5/1/38(2)             38,981
         45,000  GlaxoSmithKline Capital, Inc.,
                 5.65%, 5/15/18(2)                                       44,979
         90,000  Wyeth, 5.50%, 2/1/14(2)                                 90,904
         60,000  Wyeth, 5.95%, 4/1/37(2)                                 58,188
                                                                   ------------
                                                                        237,738
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.0%
         50,000  AvalonBay Communities, Inc.,
                 5.50%, 1/15/12(2)                                       49,426
         35,000  BRE Properties, Inc., 5.50%, 3/15/17(2)                 30,930
        231,000  Developers Diversified Realty Corp.,
                 5.375%, 10/15/12(2)                                    216,994
         80,000  Duke Realty LP, 5.95%, 2/15/17(2)                       74,104
         35,000  HCP, Inc., 6.00%, 1/30/17(2)                            30,208
         15,000  HCP, Inc., 6.70%, 1/30/18(2)                            13,527
        242,000  iStar Financial, Inc., 5.15%, 3/1/12(2)                199,808
         20,000  iStar Financial, Inc., 8.625%, 6/1/13(2)                18,318
        241,000  ProLogis, 5.50%, 3/1/13(2)                             233,559
        150,000  ProLogis, 5.75%, 4/1/16(2)                             141,679
        440,000  Rouse Co. LP/TRC Co-Issuer, Inc.,
                 6.75%, 5/1/13 (Acquired 5/2/06, Cost
                 $438,627)(2)(4)                                        398,920
        255,000  Simon Property Group LP, 5.375%, 6/1/11(2)             251,505
         85,000  Simon Property Group LP, 5.60%, 9/1/11(2)               84,148
        190,000  Simon Property Group LP, 6.10%, 5/1/16(2)              186,444
                                                                   ------------
                                                                      1,929,570
                                                                   ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
         35,000  Colonial Realty LP, 6.05%, 9/1/16(2)                    30,729
         91,000  ERP Operating LP, 5.25%, 9/15/14(2)                     84,785
         40,000  ERP Operating LP, 5.75%, 6/15/17(2)                     37,035
                                                                   ------------
                                                                        152,549
                                                                   ------------

ROAD & RAIL - 0.9%
         10,000  Burlington Northern Santa Fe Corp.,
                 6.15%, 5/1/37(2)                                         9,465
         15,000  Canadian National Railway Co.,
                 5.85%, 11/15/17(2)                                      15,216
         10,000  Canadian Pacific Railway Co.,
                 5.95%, 5/15/37(2)                                        8,341
         30,000  CSX Corp., 5.60%, 5/1/17(2)                             27,758
         55,000  CSX Corp., 6.25%, 3/15/18(2)                            53,116

Select Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
 Principal Amount                                                    Value
--------------------------------------------------------------------------------
   $    671,000  Union Pacific Corp., 7.375%, 9/15/09(2)           $    687,646
         55,000  Union Pacific Corp., 5.65%, 5/1/17(2)                   53,660
         25,000  Union Pacific Corp., 5.75%, 11/15/17(2)                 24,669
                                                                   ------------
                                                                        879,871
                                                                   ------------

SPECIALTY RETAIL - 0.1%
        165,000  Home Depot, Inc. (The), 5.875%, 12/16/36(2)            135,374
                                                                   ------------

THRIFTS & MORTGAGE FINANCE - 0.2%
         55,000  Countrywide Financial Corp., 5.80%, 6/7/12(2)           52,082
         20,000  Countrywide Home Loans, Inc.,
                 4.125%, 9/15/09(2)                                      19,108
         90,000  Countrywide Home Loans, Inc.,
                 4.00%, 3/22/11(2)                                       82,006
         72,000  Residential Capital LLC, 9.625%, 5/15/15
                 (Acquired 6/5/08, Cost $45,450)(2)(4)                   35,280
                                                                   ------------
                                                                        188,476
                                                                   ------------

TOBACCO - 0.3%
         65,000  Philip Morris International, Inc.,
                 5.65%, 5/16/18(2)                                       63,389
         30,000  Philip Morris International, Inc.,
                 6.375%, 5/16/38(2)                                      29,370
        190,000  Reynolds American, Inc., 7.625%, 6/1/16(2)             199,059
         20,000  Reynolds American, Inc., 6.75%, 6/15/17(2)              20,014
         20,000  Reynolds American, Inc., 7.25%, 6/15/37(2)              19,823
                                                                   ------------
                                                                        331,655
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES - 0.6%
        160,000  AT&T Mobility LLC, 7.125%, 12/15/31(2)                 163,376
         20,000  Sprint Nextel Corp., 6.00%, 12/1/16(2)                  17,227
        350,000  Vodafone Group plc, 5.50%, 6/15/11(2)                  353,779
                                                                   ------------
                                                                        534,382
                                                                   ------------

TOTAL CORPORATE BONDS
(Cost $29,396,933)                                                   28,376,986
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 14.4%
-------------------------------------------------------------------------------
      6,436,320  Asset Securitization Corp. STRIPS-COUPON,
                 Series 1997 D5, Class PS1, VRN,
                 1.43%, 7/11/08(2)                                      239,972
        158,469  Banc of America Alternative Loan Trust,
                 Series 2006-3, Class 1CB1, 6.00%, 4/25/36(2)           144,285
        183,616  Banc of America Alternative Loan Trust,
                 Series 2006-4, Class 4CB1, 6.50%, 5/25/46(2)           172,810
        225,000  Banc of America Commercial Mortgage, Inc.
                 STRIPS-COUPON, Series 2007-3, Class A4, VRN,
                 5.84%, 7/1/08(2)                                       213,160
        563,000  Banc of America Mortgage Securities, Inc.,
                 Series 2004 G, Class 2A6, VRN,
                 4.65%, 7/1/08(2)                                       562,834
      1,417,000  Bear Stearns Adjustable Rate Mortgage Trust,
                 Series 2004-4, Class A6, VRN,
                 3.51%, 7/1/08(2)                                     1,404,875
         45,304  Chase Manhattan Auto Owner Trust,
                 Series 2005 A, Class A3 SEQ,
                 3.87%, 6/15/09(2)                                       45,351
        500,000  Citigroup Commercial Mortgage Trust
                 STRIPS-COUPON, Series 2007 C6, Class A4,
                 VRN, 5.89%, 7/1/08(2)                                  476,171
         73,610  Citigroup Mortgage Loan Trust, Inc.,
                 Series 2004 NCM2, Class 2CB1 SEQ,
                 5.50%, 8/25/34(2)                                       69,734
        112,275  Citigroup Mortgage Loan Trust, Inc.,
                 Series 2005-1, Class 3A1 SEQ,
                 6.50%, 4/25/35(2)                                      109,022
        182,867  Credit Suisse Mortgage Capital Certificates,
                 Series 2007-5, Class 3A9, 6.00%, 8/25/37(2)            171,637
        232,316  Credit Suisse Mortgage Capital Certificates,
                 Series 2007-5, Class 3A19, 6.00%, 8/25/37(2)           225,322
        304,347  Criimi Mae Commercial Mortgage Trust,
                 Series 1998 C1, Class B, 7.00%, 6/2/33
                 (Acquired 3/9/99, Cost $241,147)(2)(4)                 302,494

Select Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
 Principal Amount                                                    Value
--------------------------------------------------------------------------------
   $  2,550,414  DLJ Commercial Mortgage Corp. STRIPS-COUPON,
                 Series 1998 CF1, Class S, VRN,
                 0.73%, 7/1/08(2)                                  $     86,309
      2,366,234  DLJ Mortgage Acceptance Corp. STRIPS-COUPON,
                 Series 1997 CF2, Class S, VRN, 0.62%, 7/1/08
                 (Acquired 1/22/98-2/25/98, Cost
                 $64,031)(2)(4)                                          66,228
        238,141  FHLMC, Series 3065, Class TN,
                 4.50%, 10/15/33(2)                                     235,986
        844,378  FHLMC, Series K001, Class A2, VRN,
                 5.65%, 7/1/08(2)                                       853,739
        390,153  First Horizon Alternative Mortgage
                 Securities, Series 2004 FA1, Class 1A1 SEQ,
                 6.25%, 10/25/34(2)                                     364,643
      1,254,000  FNMA, Alternative Credit Enhancement
                 Structures, Series 2006 M1, Class C SEQ,
                 VRN, 5.36%, 7/1/08(2)                                1,255,929
        573,096  FNMA, Final Maturity Amortizing Notes,
                 Series 2004-1, Class 1, 4.45%, 8/25/12(2)              557,663
        737,088  FNMA, Series 2002 W4, Class A4 SEQ,
                 6.25%, 5/25/42(2)                                      767,905
        112,674  Greenwich Capital Commercial Funding Corp.,
                 Series 2006 FL4A, Class A1, VRN,
                 2.54%, 7/5/08, resets monthly off the
                 1-month LIBOR plus 0.09% with no caps
                 (Acquired 12/15/06, Cost $112,674)(2)(4)               105,712
        795,000  Honda Auto Receivables Owner Trust,
                 Series 2007-2, Class A3 SEQ,
                 5.46%, 5/23/11(2)                                      810,706
        347,332  Merrill Lynch Alternative Note Asset,
                 Series 2007 A1, Class A2A, VRN,
                 2.55%, 7/25/08, resets monthly off the
                 1-month LIBOR plus 0.07% with no caps(2)               252,328
        218,000  Merrill Lynch/Countrywide Commercial
                 Mortgage Trust, Series 2007-7, Class A4 SEQ,
                 VRN, 5.75%, 7/1/08(2)                                  207,433
         94,839  RMF Commercial Mortgage Pass-Through
                 Certificates, Series 1997-1, Class F,
                 7.47%, 1/15/19 (Acquired 11/24/97, Cost
                 $92,808)(4)                                             53,365
        278,847  TBW Mortgage Backed Pass-Through
                 Certificates, Series 2007-1, Class A1, VRN,
                 2.57%, 7/25/08, resets monthly off the
                 1-month LIBOR plus 0.09% with no caps(2)               255,668
        744,180  Thornburg Mortgage Securities Trust,
                 Series 2006-1, Class A3, VRN,
                 2.65%, 7/25/08, resets monthly off the
                 1-month LIBOR plus 0.17% with a cap of
                 11.00%(2)                                              735,502
        270,716  Thornburg Mortgage Securities Trust,
                 Series 2006-5, Class A1, VRN,
                 2.60%, 7/25/08, resets monthly off the
                 1-month LIBOR plus 0.12% with no caps(2)               261,159
        196,232  Thornburg Mortgage Securities Trust,
                 Series 2007-1, Class A1, VRN,
                 2.59%, 7/25/08, resets monthly off the
                 1-month LIBOR plus 0.11% with no caps(2)               186,768
        322,826  Thornburg Mortgage Securities Trust,
                 Series 2007-2, Class A3A, VRN,
                 2.61%, 7/25/08, resets monthly off the
                 1-month LIBOR plus 0.13% with no caps(2)               308,657
        257,296  Washington Mutual Commercial Mortgage
                 Securities Trust, Series 2003 C1A, Class A
                 SEQ, 3.83%, 1/25/35 (Acquired 2/3/06, Cost
                 $249,245)(2)(4)                                        252,760
        301,000  Washington Mutual Mortgage Pass-Through
                 Certificates, Series 2003 AR10, Class A6,
                 VRN, 4.08%, 7/1/08(2)                                  300,778
        135,596  Washington Mutual Mortgage Pass-Through
                 Certificates, Series 2006-6, Class 4A, VRN,
                 6.70%, 7/1/08(2)                                       127,472
        829,000  Wells Fargo Mortgage Backed Securities
                 Trust, Series 2004 N, Class A6, VRN,
                 4.00%, 7/1/08(2)                                       813,017
        323,441  Wells Fargo Mortgage Backed Securities
                 Trust, Series 2005-7, Class A1,
                 5.25%, 9/25/35(2)                                      304,733
        347,156  Wells Fargo Mortgage Backed Securities
                 Trust, Series 2005-11, Class 1A1,
                 5.50%, 11/25/35(2)                                     330,557
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $13,875,662)                                                   13,632,684
                                                                   ------------

Select Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
 Principal Amount                                                    Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 12.6%
-------------------------------------------------------------------------------
   $  1,245,000  U.S. Treasury Bonds, 5.50%, 8/15/28(2)            $  1,392,261
        350,000  U.S. Treasury Bonds, 4.75%, 2/15/37(2)                 362,469
        420,000  U.S. Treasury Bonds, 5.00%, 5/15/37(2)                 452,714
      2,041,731  U.S. Treasury Inflation Indexed Notes,
                 2.00%, 4/15/12(2)                                    2,154,985
        497,424  U.S. Treasury Inflation Indexed Notes,
                 2.625%, 7/15/17(2)                                     549,576
      2,577,403  U.S. Treasury Inflation Indexed Notes,
                 1.625%, 1/15/18(2)                                   2,620,899
      1,025,000  U.S. Treasury Notes, 2.625%, 5/31/10(2)              1,026,282
      3,230,000  U.S. Treasury Notes, 3.50%, 5/31/13(2)               3,257,255
        135,000  U.S. Treasury Notes, 3.875%, 5/15/18(2)                134,062
                                                                   ------------
TOTAL U.S. TREASURY SECURITIES
(Cost $11,874,649)                                                   11,950,503
                                                                   ------------
ASSET-BACKED SECURITIES(1) - 3.3%
-------------------------------------------------------------------------------
      2,242,000  AEP Texas Central Transition Funding LLC,
                 Series 2006 A, Class A5 SEQ,
                 5.31%, 6/14/19(2)                                    2,140,204
        269,003  Banc of America Funding Corp.,
                 Series 2007-1, Class TA1A , VRN,
                 2.54%, 7/25/08, resets monthly off the
                 1-month LIBOR plus 0.06% with no caps(2)               251,689
        339,932  Banc of America Funding Corp.,
                 Series 2007-4, Class TA1A SEQ, VRN,
                 2.57%, 7/25/08, resets monthly off the
                 1-month LIBOR plus 0.09% with no caps(2)               293,878
        123,639  Countrywide Home Loans Mortgage Pass-Through
                 Trust, Series 2005-31, Class 2A1, VRN,
                 5.49%, 7/25/08(2)                                      121,623
        184,487  Massachusetts RRB Special Purpose Trust
                 WMECO-1, Series 2001-1, Class A,
                 6.53%, 6/1/15(2)                                       194,068
        152,635  Mid-State Trust, Series 1997-6, Class A3
                 SEQ, 7.54%, 7/1/35(2)                                  150,015
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
(Cost $3,326,914)                                                     3,151,477
                                                                   ------------
COMMERCIAL PAPER(7) - 2.3%
-------------------------------------------------------------------------------
      1,000,000  Lehman Brothers Holdings, Inc.,
                 2.80%, 7/1/08 (Acquired 6/30/08, Cost
                 $999,922)(2)(4)                                        999,916
      1,200,000  New Center Asset Trust, 3.05%, 7/1/08(2)             1,199,899
                                                                   ------------

TOTAL COMMERCIAL PAPER
  (Cost $2,200,000)                                                   2,199,815
                                                                   ------------
U.S. GOVERNMENT AGENCY SECURITIES - 1.3%
-------------------------------------------------------------------------------
        559,000  Housing Urban Development, 6.08%, 8/1/13               595,897
        745,000  TVA STRIPS-PRINCIPAL, VRN, 0.00%, 4/15/12(6)           664,211
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $1,217,984)                                                     1,260,108
                                                                   ------------
SOVEREIGN GOVERNMENTS & AGENCIES - 0.8%
-------------------------------------------------------------------------------
        424,157  Overseas Private Investment Corp.,
                 4.10%, 11/15/14                                        420,654
        260,000  United Mexican States, 5.625%, 1/15/17(2)              263,380
         40,000  United Mexican States, 6.05%, 1/11/40(2)                38,660
                                                                   ------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $721,016)                                                         722,694
                                                                   ------------

Select Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
 Principal Amount                                                    Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.2%
-------------------------------------------------------------------------------
      $ 200,000   FHLMC Discount Notes, 2.01%, 8/11/08(2)(7)
(Cost $199,541)                                                    $    199,498
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 100.8%
(Cost $97,195,731)                                                   95,665,108
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (0.8)%                                 (742,825)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $ 94,922,283
                                                                   ============

FUTURES CONTRACTS

                                    Expiration     Underlying Face   Unrealized
     Contracts Purchased               Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
134  U.S. Treasury 2-Year Notes   September 2008    $ 28,301,219      $ 62,745
 98  U.S. Treasury 5-Year Notes   September 2008      10,834,359         9,521
                                                    ---------------------------
                                                    $ 39,135,578      $ 72,266
                                                    ===========================

                                    Expiration     Underlying Face   Unrealized
       Contracts Sold                  Date        Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
101  U.S. Treasury 10-Year Notes  September 2008    $ 11,506,109     $ (106,435)
                                                    ===========================

Notes to Schedule of Investments
--------------------------------------------------------------------------------
FHLMC    -  Federal Home Loan Mortgage Corporation
FNMA     -  Federal National Mortgage Association
GMAC     -  General Motors Acceptance Corporation
GNMA     -  Government National Mortgage Association
LIBOR    -  London Interbank Offered Rate
resets   -  The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ      -  Sequential Payer
STRIPS   -  Separate Trading of Registered Interest and Principal of Securities.
TVA      -  Tennessee Valley Authority
VRN      -  Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.

(1)   Final maturity indicated, unless otherwise noted.

(2)   Security, or portion thereof, has been segregated for forward commitments and futures contracts.

(3)   Forward commitment.

(4)   Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2008 was $3,087,357 which represented 3.3% of total net assets.

(5)   Industry is less than 0.05% of total net assets.

(6)   Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective June 30, 2008.

(7)   The rate indicated is the yield to maturity at purchase.

Select Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                             Unrealized Gain
                                           Value of          (Loss) on Other
                                          Investment            Financial
          Valuation Inputs                Securities          Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                -              $(34,169)
Level 2 - Other Significant
          Observable Inputs                  $95,665,108                     -
Level 3 - Significant Unobservable
          Inputs                                       -                     -
                                       ----------------------------------------
                                             $95,665,108              $(34,169)
                                       ========================================
*Includes futures contracts.

3. Federal Tax Information

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $  97,203,658
                                                        =============
Gross tax appreciation of investments                   $     418,845
Gross tax depreciation of investments                      (1,957,395)
                                                        -------------
Net tax appreciation (depreciation) of investments      $  (1,538,550)
                                                        =============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

               American Century-Mason Street High-Yield Bond Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

High-Yield Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
CORPORATE BONDS - 91.4%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE - 2.0%
$   361,000 BE Aerospace, Inc., 8.50%, 7/1/18                      $     364,159
    382,000 Bombardier, Inc., 8.00%, 11/15/14 (Acquired
            11/10/06-7/30/07, Cost $378,250)(1)                          393,460
    360,000 DRS Technologies, Inc., 7.625%, 2/1/18                       382,500
    655,000 L-3 Communications Corp., 7.625%, 6/15/12                    663,187
  1,085,000 L-3 Communications Corp., 6.375%, 10/15/15                 1,019,900
                                                                   -------------
                                                                       2,823,206
                                                                   -------------

AUTO COMPONENTS - 1.3%
    240,000 American Axle & Manufacturing, Inc.,
            7.875%, 3/1/17                                               176,400
    360,000 Cooper Tire & Rubber Co., 8.00%, 12/15/19                    315,000
    480,000 Lear Corp., 8.75%, 12/1/16                                   376,800
    400,000 TRW Automotive, Inc., 7.25%, 3/15/17
            (Acquired 3/14/07, Cost $393,080)(1)                         338,000
    223,000 Visteon Corp., 8.25%, 8/1/10                                 199,585
    574,000 Visteon Corp., 12.25%, 12/31/16 (Acquired
            6/18/08, Cost $526,015)(1)                                   462,070
                                                                   -------------
                                                                       1,867,855
                                                                   -------------

AUTOMOBILES - 1.0%
  1,090,000 Ford Motor Co., 7.45%, 7/16/31                               640,375
    385,000 General Motors Corp., 7.20%, 1/15/11                         297,412
    940,000 General Motors Corp., 8.375%, 7/15/33                        561,650
                                                                   -------------
                                                                       1,499,437
                                                                   -------------

BEVERAGES - 0.8%
    230,000 Constellation Brands, Inc., 8.375%, 12/15/14                 234,025
    560,000 Constellation Brands, Inc., 7.25%, 9/1/16                    529,200
    450,000 Constellation Brands, Inc., 7.25%, 5/15/17                   423,000
                                                                   -------------
                                                                       1,186,225
                                                                   -------------

CAPITAL MARKETS - 1.0%
    315,000 E*TRADE Financial Corp., 8.00%, 6/15/11                      291,375
     25,000 E*TRADE Financial Corp., 7.375%, 9/15/13                      21,625
    320,000 E*TRADE Financial Corp., 7.875%, 12/1/15                     276,800
    413,000 LaBranche & Co., Inc., 11.00%, 5/15/12                       426,423
    420,000 Nuveen Investments, Inc., 10.50%, 11/15/15
            (Acquired 10/31/07, Cost $420,000)(1)                        389,550
                                                                   -------------
                                                                       1,405,773
                                                                   -------------

CHEMICALS - 2.3%
    305,000 Berry Plastics Holding Corp.,
            8.875%, 9/15/14                                              265,350
    640,000 FMC Finance III SA, 6.875%, 7/15/17                          632,000
  1,072,000 Hexion US Finance Corp./Hexion Nova Scotia
            Finance ULC, 9.75%, 11/15/14                                 975,520
    385,000 Huntsman International LLC, 7.375%, 1/1/15                   338,800
    432,000 Huntsman LLC, 11.50%, 7/15/12                                450,360
    245,000 Momentive Performance Materials, Inc.,
            9.75%, 12/1/14                                               210,700
    306,000 Momentive Performance Materials, Inc.,
            10.125%, 12/1/14                                             257,040
    184,000 Mosaic Co. (The), 7.375%, 12/1/14 (Acquired
            11/16/06, Cost $184,000)(1)                                  193,200
                                                                   -------------
                                                                       3,322,970
                                                                   -------------

COMMERCIAL BANKS - 0.4%
    575,000 Wachovia Corp., VRN, 7.98%, 3/15/18                          529,604
                                                                   -------------

COMMERCIAL SERVICES & SUPPLIES - 1.1%
    689,000 Allied Waste North America, Inc.,
            7.25%, 3/15/15                                               690,723
    430,000 Allied Waste North America, Inc.,
            6.875%, 6/1/17                                               422,459

High-Yield Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$   495,000 WCA Waste Corp., 9.25%, 6/15/14                        $     498,712
                                                                   -------------
                                                                       1,611,894
                                                                   -------------

CONSTRUCTION MATERIALS - 0.9%
  1,105,000 FMG Finance Pty Ltd., 10.625%, 9/1/16
            (Acquired 8/11/06-2/7/07, Cost
            $1,135,000)(1)                                             1,292,850
                                                                   -------------

CONSUMER FINANCE - 0.4%
    630,000 SLM Corp., 4.00%, 1/15/10                                    587,162
                                                                   -------------

CONTAINERS & PACKAGING - 1.9%
    290,000 Berry Plastics Corp., VRN, 7.57%, 7/15/08                    279,125
    252,000 Cascades, Inc., 7.25%, 2/15/13                               220,500
    263,000 Crown Americas LLC/Crown Americas Capital
            Corp., 7.625%, 11/15/13                                      263,657
    415,000 Crown Americas LLC/Crown Americas Capital
            Corp., 7.75%, 11/15/15                                       417,075
    547,000 Graphic Packaging International Corp.,
            9.50%, 8/15/13                                               525,120
    375,000 Norampac, Inc., 6.75%, 6/1/13                                316,875
    530,000 Smurfit-Stone Container Enterprises, Inc.,
            8.375%, 7/1/12                                               467,725
    360,000 Smurfit-Stone Container Enterprises, Inc.,
            8.00%, 3/15/17                                               289,800
                                                                   -------------
                                                                       2,779,877
                                                                   -------------

DIVERSIFIED CONSUMER SERVICES - 1.2%
    815,000 Education Management LLC/Education
            Management Finance Corp., 10.25%, 6/1/16                     753,875
    100,000 Service Corp. International, 7.375%, 10/1/14                 100,500
    445,000 Service Corp. International, 6.75%, 4/1/15                   426,088
    380,000 Service Corp. International, 6.75%, 4/1/16                   361,950
                                                                   -------------
                                                                       1,642,413
                                                                   -------------

DIVERSIFIED FINANCIAL SERVICES - 6.0%
    285,000 Arch Western Finance LLC, 6.75%, 7/1/13                      280,725
    575,000 Bank of America Corp., VRN, 8.125%, 5/15/18                  544,243
    575,000 Citigroup, Inc., VRN, 8.40%, 4/30/18                         547,319
    430,000 Ford Motor Credit Co. LLC, 8.625%, 11/1/10                   365,024
  1,510,000 Ford Motor Credit Co. LLC, 9.875%, 8/10/11                 1,273,394
    630,000 Ford Motor Credit Co. LLC, 8.00%, 12/15/16                   458,995
    285,000 GMAC LLC, 7.75%, 1/19/10                                     243,828
    830,000 GMAC LLC, 7.25%, 3/2/11                                      610,531
  1,880,000 GMAC LLC, 8.00%, 11/1/31                                   1,226,476
    214,000 Hawker Beechcraft Acquisition Co.
            LLC/Hawker Beechcraft Notes Co.,
            8.50%, 4/1/15                                                216,675
    474,000 Hawker Beechcraft Acquisition Co.
            LLC/Hawker Beechcraft Notes Co.,
            8.875%, 4/1/15                                               478,740
    135,000 Hawker Beechcraft Acquisition Co.
            LLC/Hawker Beechcraft Notes Co.,
            9.75%, 4/1/17                                                135,675
    575,000 JPMorgan Chase & Co., VRN, 7.90%, 4/30/18                    540,747
    504,000 NSG Holdings LLC/NSG Holdings, Inc.,
            7.75%, 12/15/25 (Acquired 3/6/07, Cost
            $504,000)(1)                                                 498,960
    275,000 NXP BV/NXP Funding LLC, 9.50%, 10/15/15                      239,938
    355,000 Pinnacle Foods Finance LLC/Pinnacle Foods
            Finance Corp., 9.25%, 4/1/15                                 314,175
    715,000 Pinnacle Foods Finance LLC/Pinnacle Foods
            Finance Corp., 10.625%, 4/1/17                               575,575
                                                                   -------------
                                                                       8,551,020
                                                                   -------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 4.9%
  1,060,000 Citizens Communications Co., 9.25%, 5/15/11                1,102,400
  1,085,000 Citizens Communications Co., 9.00%, 8/15/31                  981,925
    940,000 Embarq Corp., 7.08%, 6/1/16                                  894,828
    255,000 Qwest Capital Funding, Inc., 7.90%, 8/15/10                  255,638

High-Yield Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$   275,000 Qwest Communications International, Inc.,
            7.50%, 11/1/08                                         $     275,344
    471,000 Qwest Corp., 7.875%, 9/1/11                                  473,355
    124,000 Qwest Corp., 7.50%, 10/1/14                                  119,970
    385,000 Qwest Corp., 7.625%, 6/15/15                                 372,488
    530,000 Qwest Corp., 6.50%, 6/1/17                                   475,675
    542,000 Rogers Communications, Inc., 8.00%, 12/15/12                 562,325
    565,000 Windstream Corp., 8.125%, 8/1/13                             566,412
    620,000 Windstream Corp., 8.625%, 8/1/16                             621,550
    360,000 Windstream Corp., 7.00%, 3/15/19                             328,500
                                                                   -------------
                                                                       7,030,410
                                                                   -------------

ELECTRIC UTILITIES - 4.2%
    815,000 Edison Mission Energy, 7.00%, 5/15/17                        766,100
    949,000 Edison Mission Energy, 7.20%, 5/15/19                        889,687
    572,276 Elwood Energy LLC, 8.16%, 7/5/26                             555,193
    560,000 Energy Future Holdings Corp.,
            10.875%, 11/1/17 (Acquired 10/24/07, Cost
            $560,000)(1)                                                 568,400
    560,000 Intergen NV, 9.00%, 6/30/17 (Acquired
            7/23/07, Cost $555,458)(1)                                   582,400
    235,000 IPALCO Enterprises, Inc., 7.25%, 4/1/16
            (Acquired 4/2/08, Cost $231,536)(1)                          232,650
    202,000 Sierra Pacific Resources, 8.625%, 3/15/14                    212,787
    575,000 Texas Competitive Electric Holdings Co.
            LLC, 10.25%, 11/1/15 (Acquired 6/4/08, Cost
            $577,156)(1)                                                 566,375
  1,720,000 Texas Competitive Electric Holdings Co.
            LLC, 10.25%, 11/1/15 (Acquired 1/29/08,
            Cost $1,698,500)(1)                                        1,694,200
                                                                   -------------
                                                                       6,067,792
                                                                   -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
    570,000 Flextronics International Ltd.,
            6.50%, 5/15/13                                               547,200
     94,000 Flextronics International Ltd.,
            6.25%, 11/15/14                                               88,360
                                                                   -------------
                                                                         635,560
                                                                   -------------

ENERGY EQUIPMENT & SERVICES - 2.4%
    595,000 Basic Energy Services, Inc., 7.125%, 4/15/16                 581,612
    216,000 Compagnie Generale de Geophysique-Veritas,
            7.50%, 5/15/15                                               216,540
    360,000 Compagnie Generale de Geophysique-Veritas,
            7.75%, 5/15/17                                               362,250
    444,000 Complete Production Services, Inc.,
            8.00%, 12/15/16                                              445,665
    555,000 Helix Energy Solutions Group, Inc.,
            9.50%, 1/15/16 (Acquired 12/18/07, Cost
            $555,000)(1)                                                 571,650
    560,000 Key Energy Services, Inc., 8.375%, 12/1/14
            (Acquired 11/14/07, Cost $560,000)(1)                        574,000
    665,000 SESI LLC, 6.875%, 6/1/14                                     638,400
                                                                   -------------
                                                                       3,390,117
                                                                   -------------

FOOD & STAPLES RETAILING - 1.4%
    480,000 Albertson's, Inc., 7.25%, 5/1/13                             490,134
    180,000 Rite Aid Corp., 8.625%, 3/1/15                               120,150
    275,000 Rite Aid Corp., 9.375%, 12/15/15                             185,625
    240,000 Rite Aid Corp., 10.375%, 7/15/16                             217,411
    540,000 Rite Aid Corp., 7.50%, 3/1/17                                438,750
    612,000 SUPERVALU, Inc., 7.50%, 11/15/14                             615,825
                                                                   -------------
                                                                       2,067,895
                                                                   -------------

FOOD PRODUCTS - 1.4%
    583,000 Dole Food Co., Inc., 8.625%, 5/1/09                          558,223
    453,000 Pilgrim's Pride Corp., 7.625%, 5/1/15                        374,857
    217,000 Pilgrim's Pride Corp., 8.375%, 5/1/17                        160,580
    626,000 Smithfield Foods, Inc., 7.75%, 5/15/13                       555,575

High-Yield Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$   385,000 Smithfield Foods, Inc., 7.75%, 7/1/17                  $     321,475
                                                                   -------------
                                                                       1,970,710
                                                                   -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
    521,000 Catalent Pharma Solutions, Inc.,
            9.50%, 4/15/15                                               468,900
                                                                   -------------

HEALTH CARE PROVIDERS & SERVICES - 3.5%
  1,120,000 Community Health Systems, Inc.,
            8.875%, 7/15/15                                            1,132,600
    255,000 Fresenius Medical Care Capital Trust IV,
            7.875%, 6/15/11                                              265,200
    480,000 HCA, Inc., 6.75%, 7/15/13                                    423,600
    429,000 HCA, Inc., 9.125%, 11/15/14                                  439,725
  1,634,000 HCA, Inc., 9.25%, 11/15/16                                 1,687,105
    644,000 HCA, Inc., 9.625%, 11/15/16                                  664,930
    485,000 Tenet Healthcare Corp., 7.375%, 2/1/13                       458,325
                                                                   -------------
                                                                       5,071,485
                                                                   -------------

HOTELS, RESTAURANTS & LEISURE - 7.4%
    670,000 Boyd Gaming Corp., 7.75%, 12/15/12                           581,225
    375,000 Caesars Entertainment, Inc., 7.875%, 3/15/10                 343,125
    980,000 Caesars Entertainment, Inc., 8.125%, 5/15/11                 788,900
    385,000 Harrah's Operating Co., Inc., 5.50%, 7/1/10                  346,019
    975,000 Harrah's Operating Co., Inc.,
            10.75%, 2/1/16 (Acquired 3/26/08-4/22/08,
            Cost $821,888)(1)                                            814,125
    940,000 Las Vegas Sands Corp., 6.375%, 2/15/15                       803,700
    370,000 Mandalay Resort Group, 9.375%, 2/15/10                       371,850
    700,000 Mashantucket Western Pequot Tribe,
            8.50%, 11/15/15 (Acquired 11/8/07, Cost
            $700,000)(1)                                                 621,250
    285,000 MGM Mirage, 8.375%, 2/1/11                                   276,450
    930,000 MGM Mirage, 6.75%, 9/1/12                                    839,325
    915,000 MGM Mirage, 7.50%, 6/1/16                                    757,163
    190,000 Mohegan Tribal Gaming Authority,
            8.00%, 4/1/12                                                174,800
    555,000 Mohegan Tribal Gaming Authority,
            6.875%, 2/15/15                                              441,225
    500,000 Royal Caribbean Cruises Ltd., 7.00%, 6/15/13                 445,000
    290,000 Seminole Hard Rock Entertainment, Inc./Hard
            Rock International LLC, VRN, 5.28%, 9/15/08,
            resets quarterly off the 3-month T-Bill plus 2.50%
            with no caps (Acquired 2/27/07, Cost $290,000)(1)            245,050
    750,000 Station Casinos, Inc., 6.00%, 4/1/12                         600,000
    310,000 Station Casinos, Inc., 6.875%, 3/1/16                        170,887
    365,000 Station Casinos, Inc., 6.625%, 3/15/18                       197,100
    418,000 Universal City Development Partners,
            11.75%, 4/1/10                                               430,540
    256,000 Universal City Florida Holding Co. I/II,
            8.375%, 5/1/10                                               254,720
    718,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital
            Corp., 6.625%, 12/1/14                                       660,560
    485,000 Wynn Las Vegas LLC/Wynn Las Vegas Capital
            Corp., 6.625%, 12/1/14                                       446,200
                                                                   -------------
                                                                      10,609,214
                                                                   -------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 3.9%
    420,000 AES Corp. (The), 8.00%, 10/15/17                             413,700
    385,000 AES Corp. (The), 8.00%, 6/1/20 (Acquired
            6/13/08, Cost $376,819)(1)                                   373,450
    660,000 Dynegy Holdings, Inc., 7.50%, 6/1/15                         612,150
    815,000 Dynegy Holdings, Inc., 8.375%, 5/1/16                        794,625
    415,000 Dynegy Holdings, Inc., 7.75%, 6/1/19                         379,725
    870,000 Indiantown Cogeneration LP, 9.77%, 12/15/20                  956,826
    385,000 Mirant Americas Generation LLC,
            8.50%, 10/1/21                                               360,938
    480,000 NRG Energy, Inc., 7.25%, 2/1/14                              459,600
    375,000 NRG Energy, Inc., 7.375%, 2/1/16                             353,906
    798,000 NRG Energy, Inc., 7.375%, 1/15/17                            756,105

High-Yield Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$   180,000 Reliant Energy, Inc., 7.625%, 6/15/14                  $     176,400
                                                                   -------------
                                                                       5,637,425
                                                                   -------------

INDUSTRIAL CONGLOMERATES - 1.2%
    640,000 Icahn Enterprises LP/Icahn Enterprises
            Finance Corp., 7.125%, 2/15/13                               584,000
  1,185,000 Stena AB, 7.50%, 11/1/13                                   1,174,631
                                                                   -------------
                                                                       1,758,631
                                                                   -------------

INSURANCE - 0.6%
    398,000 Crum & Forster Holdings Corp., 7.75%, 5/1/17                 371,135
    420,000 UnumProvident Finance Co. plc,
            6.85%, 11/15/15 (Acquired 11/8/05, Cost
            $419,631)(1)                                                 417,824
                                                                   -------------
                                                                         788,959
                                                                   -------------

INTERNET & CATALOG RETAIL - 0.3%
    480,000 Expedia, Inc., 8.50%, 7/1/16 (Acquired
            6/19/08, Cost $473,146)(1)                                   471,600
                                                                   -------------

IT SERVICES - 1.8%
    655,000 First Data Corp., 9.875%, 9/24/15 (Acquired
            10/16/07, Cost $622,885)(1)                                  570,669
    575,000 Iron Mountain, Inc., 8.00%, 6/15/20                          569,250
    475,000 Sabre Holdings Corp., 8.35%, 3/15/16                         362,187
    710,000 SunGard Data Systems, Inc., 9.125%, 8/15/13                  720,650
    480,000 Unisys Corp., 8.00%, 10/15/12                                415,200
                                                                   -------------
                                                                       2,637,956
                                                                   -------------

LEISURE EQUIPMENT & PRODUCTS - 0.6%
    495,000 Da-Lite Screen Co., Inc., 9.50%, 5/15/11                     477,675
    495,000 Travelport LLC, 11.875%, 9/1/16                              408,375
                                                                   -------------

                                                                         886,050
                                                                   -------------
MACHINERY - 1.6%
    360,000 American Railcar Industries, Inc.,
            7.50%, 3/1/14                                                336,600
    555,000 Case New Holland, Inc., 7.125%, 3/1/14                       546,675
    554,000 Rental Service Corp., 9.50%, 12/1/14                         465,360
    415,000 SPX Corp., 7.625%, 12/15/14 (Acquired
            12/10/07, Cost $415,000)(1)                                  421,744
    560,000 Terex Corp., 8.00%, 11/15/17                                 558,600
                                                                   -------------
                                                                       2,328,979
                                                                   -------------

MEDIA - 9.5%
    717,000 AMC Entertainment Inc., 11.00%, 2/1/16                       713,415
    565,000 CCH II, LLC/CCH II Capital Corp.,
            10.25%, 9/15/10                                              548,050
  1,020,000 Charter Communications Holdings, LLC/CCH I
            Holdings, LLC, 11.75%, 5/15/14                               627,300
    370,000 Charter Communications Holdings, LLC/CCH I,
            LLC, 11.00%, 10/1/15                                         273,800
    380,000 Clear Channel Communications, Inc.,
            6.25%, 3/15/11                                               322,241
    810,000 CSC Holdings, Inc., 7.625%, 4/1/11                           797,850
  1,296,000 CSC Holdings, Inc., 7.875%, 2/15/18                        1,211,760
  1,580,000 DirecTV Holdings LLC/DirecTV Financing Co.,
            7.625%, 5/15/16 (Acquired 5/7/08, Cost
            $1,581,444)(1)                                             1,564,200
    740,000 EchoStar DBS Corp., 7.00%, 10/1/13                           708,550
    715,000 EchoStar DBS Corp., 7.75%, 5/31/15
            (Acquired 5/20/08, Cost $713,213)(1)                         698,912
    255,000 EchoStar DBS Corp., 7.125%, 2/1/16                           236,512
    974,000 Idearc, Inc., 8.00%, 11/15/16                                617,272
    685,000 Kabel Deutschland GmbH, 10.625%, 7/1/14                      703,838
    780,000 Lamar Media Corp., 6.625%, 8/15/15                           713,700
    140,000 Lamar Media Corp., 6.625%, 8/15/15                           128,100
    540,000 Mediacom Broadband LLC/Mediacom Broadband
            Corp., 8.50%, 10/15/15                                       485,325
    265,000 Mediacom LLC/Mediacom Capital Corp.,
            7.875%, 2/15/11                                              245,788
    560,000 Quebecor Media, Inc., 7.75%, 3/15/16                         523,600

High-Yield Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$   750,000 R.H. Donnelley Corp., 6.875%, 1/15/13                  $     450,000
    310,000 R.H. Donnelley Corp., 6.875%, 1/15/13                        186,000
  1,090,000 R.H. Donnelley Corp., 6.875%, 1/15/13                        654,000
    190,000 R.H. Donnelley Corp., 8.875%, 10/15/17
            (Acquired 9/19/07-10/2/07, Cost $190,000)(1)                 114,000
    595,000 Univision Communications, Inc.,
            9.75%, 3/15/15 (Acquired 3/1/07, Cost
            $595,000)(1)                                                 440,300
    425,000 Videotron Ltee, 6.875%, 1/15/14                              412,250
    235,000 Videotron Ltee, 6.375%, 12/15/15                             219,138
     95,000 Videotron Ltee, 9.125%, 4/15/18 (Acquired
            4/7/08, Cost $93,510)(1)                                      99,750
                                                                   -------------
                                                                      13,695,651
                                                                   -------------

METALS & MINING - 2.1%
    715,000 Freeport-McMoRan Copper & Gold, Inc.,
            8.25%, 4/1/15                                                752,616
  1,110,000 Freeport-McMoRan Copper & Gold, Inc.,
            8.375%, 4/1/17                                             1,172,871
  1,084,000 Novelis, Inc., 7.25%, 2/15/15                              1,029,800
                                                                   -------------
                                                                       2,955,287
                                                                   -------------

MULTI-UTILITIES - 0.3%
     41,000 Aquila, Inc., 9.95%, 2/1/11                                   42,349
    385,000 Aquila, Inc., 14.875%, 7/1/12                                449,487
                                                                   -------------
                                                                         491,836
                                                                   -------------

OIL, GAS & CONSUMABLE FUELS - 11.9%
    605,000 Chaparral Energy, Inc., 8.875%, 2/1/17                       527,863
    375,000 Chesapeake Energy Corp., 7.625%, 7/15/13                     377,812
    235,000 Chesapeake Energy Corp., 7.50%, 9/15/13                      236,175
    383,000 Chesapeake Energy Corp., 6.375%, 6/15/15                     363,850
    862,000 Chesapeake Energy Corp., 6.625%, 1/15/16                     831,830
    380,000 Chesapeake Energy Corp., 7.25%, 12/15/18                     371,450
    520,000 Cimarex Energy Co., 7.125%, 5/1/17                           513,500
    375,000 Connacher Oil and Gas Ltd.,
            10.25%, 12/15/15 (Acquired 11/16/07, Cost
            $369,964)(1)                                                 397,500
    430,000 Denbury Resources, Inc., 7.50%, 12/15/15                     430,000
    600,000 El Paso Corp., 7.25%, 6/1/18                                 594,000
    560,000 El Paso Corp., 7.75%, 1/15/32                                564,827
    330,000 Forest Oil Corp., 7.25%, 6/15/19                             318,450
    230,000 Forest Oil Corp., 7.25%, 6/15/19 (Acquired
            5/19/08, Cost $230,575)(1)                                   221,950
     50,000 Inergy LP/Inergy Finance Corp.,
            8.25%, 3/1/16 (Acquired 4/24/08, Cost
            $50,991)(1)                                                   49,500
    365,000 Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16                 326,675
    360,000 Linn Energy LLC, 9.875%, 7/1/18 (Acquired
            6/24/08, Cost $351,662)(1)                                   358,200
    370,000 Mariner Energy, Inc., 8.00%, 5/15/17                         359,825
    445,000 Massey Energy Co., 6.625%, 11/15/10                          447,225
    110,000 Newfield Exploration Co., 6.625%, 9/1/14                     103,950
    525,000 Newfield Exploration Co., 6.625%, 4/15/16                    484,313
    290,000 Newfield Exploration Co., 7.125%, 5/15/18                    276,225
    875,000 OPTI Canada, Inc., 8.25%, 12/15/14                           875,000
    135,000 Peabody Energy Corp., 7.375%, 11/1/16                        135,338
    560,000 Peabody Energy Corp., 7.875%, 11/1/26                        565,600
    871,000 Petrohawk Energy Corp., 9.125%, 7/15/13                      897,130
    480,000 Petrohawk Energy Corp., 7.875%, 6/1/15
            (Acquired 5/9/08, Cost $480,000)(1)                          471,000
    327,000 Petroplus Finance Ltd., 6.75%, 5/1/14
            (Acquired 4/25/07, Cost $327,000)(1)                         297,570
    272,000 Petroplus Finance Ltd., 7.00%, 5/1/17
            (Acquired 4/25/07, Cost $272,000)(1)                         241,400
    455,000 Plains Exploration & Production Co.,
            7.75%, 6/15/15                                               460,688

High-Yield Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$   360,000 Plains Exploration & Production Co.,
            7.00%, 3/15/17                                         $     347,400
    240,000 Plains Exploration & Production Co.,
            7.625%, 6/1/18                                               241,200
    594,000 Range Resources Corp., 6.375%, 3/15/15                       570,240
    130,000 Range Resources Corp., 7.50%, 5/15/16                        130,162
     75,000 Range Resources Corp., 7.25%, 5/1/18                          74,812
    240,000 SandRidge Energy, Inc., 8.00%, 6/1/18
            (Acquired 5/15/08, Cost $240,000)(1)                         242,400
    160,000 Sonat, Inc., 7.625%, 7/15/11                                 162,349
    420,000 Southwestern Energy Co., 7.50%, 2/1/18
            (Acquired 1/11/08, Cost $420,000)(1)                         434,654
    290,000 Targa Resources Partners LP, 8.25%, 7/1/16
            (Acquired 6/12/08, Cost $290,000)(1)                         281,300
    235,000 Tesoro Corp., 6.25%, 11/1/12                                 224,425
  1,230,000 Tesoro Corp., 6.625%, 11/1/15                              1,140,825
    530,000 W&T Offshore, Inc., 8.25%, 6/15/14
            (Acquired 6/8/07, Cost $530,000)(1)                          514,100
    668,000 Whiting Petroleum Corp., 7.25%, 5/1/13                       666,330
                                                                   -------------
                                                                      17,129,043
                                                                   -------------

PAPER & FOREST PRODUCTS - 1.5%
    498,000 Abitibi-Consolidated Co. of Canada,
            7.75%, 6/15/11                                               253,980
    740,000 Abitibi-Consolidated Co. of Canada,
            8.375%, 4/1/15                                               336,700
    180,000 Catalyst Paper Corp., 8.625%, 6/15/11                        153,900
    879,000 Georgia-Pacific LLC, 7.00%, 1/15/15
            (Acquired 12/13/06, Cost $879,000)(1)                        830,655
    284,000 Georgia-Pacific LLC, 7.125%, 1/15/17
            (Acquired 12/13/06, Cost $284,000)(1)                        268,380
    290,000 International Paper Co., 7.95%, 6/15/18                      289,267
                                                                   -------------
                                                                       2,132,882
                                                                   -------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.9%
    612,000 FelCor Lodging LP, 8.50%, 6/1/11                             601,290
  1,515,000 Host Hotels & Resorts LP, 7.125%, 11/1/13                  1,416,525
    375,000 iStar Financial, Inc., 6.00%, 12/15/10                       319,860
    345,000 iStar Financial, Inc., 8.625%, 6/1/13                        315,980
    665,000 Rouse Co. LP (The), 7.20%, 9/15/12                           613,536
    384,000 Senior Housing Properties Trust,
            8.625%, 1/15/12                                              401,280
    400,000 Ventas Realty LP/Ventas Capital Corp.,
            9.00%, 5/1/12                                                421,000
     35,000 Ventas Realty LP/Ventas Capital Corp.,
            6.50%, 6/1/16                                                 33,600
                                                                   -------------
                                                                       4,123,071
                                                                   -------------

ROAD & RAIL - 0.3%
    450,000 Hertz Corp. (The), 8.875%, 1/1/14                            414,000
                                                                   -------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
    490,000 Freescale Semiconductor, Inc.,
            8.875%, 12/15/14                                             400,575
    735,000 Freescale Semiconductor, Inc.,
            9.125%, 12/15/14                                             575,138
    184,000 Freescale Semiconductor, Inc.,
            10.125%, 12/15/16                                            141,220
    342,000 STATS ChipPAC Ltd., 6.75%, 11/15/11                          362,520
                                                                   -------------
                                                                       1,479,453
                                                                   -------------

SPECIALTY RETAIL - 1.0%
    310,000 Claire's Stores, Inc., 10.50%, 6/1/17                        127,875
    560,000 GSC Holdings Corp., 8.00%, 10/1/12                           574,000
    375,000 Michaels Stores, Inc., 11.375%, 11/1/16                      300,000
    395,000 Warnaco, Inc., 8.875%, 6/15/13                               411,787
                                                                   -------------
                                                                       1,413,662
                                                                   -------------

TEXTILES, APPAREL & LUXURY GOODS - 1.4%
    520,000 Invista, 9.25%, 5/1/12 (Acquired 7/14/04,
            Cost $526,739)(1)                                            534,300
    605,000 Levi Strauss & Co., 8.875%, 4/1/16                           591,388
    922,000 Oxford Industries, Inc., 8.875%, 6/1/11                      894,340
                                                                   -------------
                                                                       2,020,028
                                                                   -------------

High-Yield Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 0.6%
$   575,000 Countrywide Home Loans, Inc., 6.25%, 4/15/09           $     566,527
    452,000 Residential Capital LLC, 9.625%, 5/15/15
            (Acquired 6/5/08, Cost $285,325)(1)                          221,480
                                                                   -------------
                                                                         788,007
                                                                   -------------

TRADING COMPANIES & DISTRIBUTORS - 0.8%
    305,000 Ashtead Capital, Inc., 9.00%, 8/15/16
            (Acquired 8/1/06, Cost $305,000)(1)                          269,925
    893,000 United Rentals North America, Inc.,
            6.50%, 2/15/12                                               808,165
                                                                   -------------
                                                                       1,078,090
                                                                   -------------

TRANSPORTATION INFRASTRUCTURE - 0.6%
     83,000 Kansas City Southern de Mexico SA de CV,
            9.375%, 5/1/12                                                86,735
    257,000 Kansas City Southern de Mexico SA de CV,
            7.625%, 12/1/13                                              250,575
    585,000 Kansas City Southern de Mexico SA de CV,
            7.375%, 6/1/14                                               570,375
                                                                   -------------
                                                                         907,685
                                                                   -------------

WIRELESS TELECOMMUNICATION SERVICES - 1.3%
    560,000 Alltel Communications, Inc.,
            10.375%, 12/1/17 (Acquired 11/16/07, Cost
            $512,400)(1)                                                 649,600
    420,000 American Tower Corp., 7.00%, 10/15/17
            (Acquired 9/24/07, Cost $420,000)(1)                         417,900
    240,000 Cricket Communications, Inc.,
            10.00%, 7/15/15 (Acquired 6/19/08, Cost
            $240,000)(1)                                                 236,400
    575,000 Sprint Nextel Corp., 6.00%, 12/1/16                          495,280
                                                                   -------------
                                                                       1,799,180
                                                                   -------------
TOTAL CORPORATE BONDS
(Cost $140,510,259)                                                  131,349,844
                                                                   -------------
COMMERCIAL PAPER(2) - 6.7%
--------------------------------------------------------------------------------
  2,500,000 DaimlerChrysler N.A. Holding Corp.,
            2.60%, 7/2/08                                              2,499,585
  1,000,000 Kraft Foods, Inc., 2.85%, 7/1/08                             999,916
  1,200,000 Lehman Brothers Holdings, Inc.,
            2.80%, 7/1/08 (Acquired 6/30/08, Cost
            $1,199,907)(1)                                             1,199,899
  2,500,000 New Center Asset Trust, 2.82%, 7/8/08                      2,498,340
  2,500,000 Windmill Funding Corp., 2.65%, 7/21/08                     2,495,728
                                                                   -------------
TOTAL COMMERCIAL PAPER
(Cost $9,694,768)                                                      9,693,468
                                                                   -------------

TOTAL INVESTMENT SECURITIES -- 98.1%
(Cost $150,205,027)                                                  141,043,312
                                                                   -------------
OTHER ASSETS AND LIABILITIES -- 1.9%                                   2,672,919
                                                                   -------------
TOTAL NET ASSETS -- 100.0%                                         $ 143,716,231
                                                                   =============

Notes to Schedule of Investments
--------------------------------------------------------------------------------
GMAC   - General Motors Acceptance Corporation
resets - The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN    - Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.

(1)   Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2008, was
      $23,348,752, which represented 16.2% of total net assets. None of the restricted securities were considered illiquid.

(2)   The rate indicated is the yield to maturity at purchase.

High-Yield Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of June 30, 2008:

                                                             Value of Investment
                 Valuation Inputs                                 Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                        -
Level 2 - Other Significant Observable Inputs                       $141,043,312
Level 3 - Significant Unobservable Inputs                                      -
                                                                    ------------
                                                                    $141,043,312
                                                                    ============

3. Federal Tax Information

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $  150,504,219
                                                        ==============
Gross tax appreciation of investments                   $    1,023,804
Gross tax depreciation of investments                      (10,484,711)
                                                        --------------
Net tax appreciation (depreciation) of investments      $   (9,460,907)
                                                        ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                            NT Diversified Bond Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

NT Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 29.4%
--------------------------------------------------------------------------------
$  4,700,000 U.S. Treasury Bonds, 10.625%, 8/15/15(1)             $   6,727,613
   1,160,000 U.S. Treasury Bonds, 8.125%, 8/15/21(1)                  1,586,844
     800,000 U.S. Treasury Bonds, 4.75%, 2/15/37(1)                     828,501
   4,792,680 U.S. Treasury Inflation Indexed Bonds,
             2.375%, 1/15/27(1)                                       5,019,211
   5,375,475 U.S. Treasury Inflation Indexed Notes,
             3.00%, 7/15/12(1)                                        5,905,884
   3,952,126 U.S. Treasury Inflation Indexed Notes,
             2.00%, 1/15/14(1)                                        4,198,826
   3,280,704 U.S. Treasury Inflation Indexed Notes,
             1.625%, 1/15/18(1)(2)                                    3,336,069
  10,000,000 U.S. Treasury Notes, 2.875%, 6/30/10                    10,053,910
   1,500,000 U.S. Treasury Notes, 4.75%, 5/31/12(1)(2)                1,587,540
  12,205,000 U.S. Treasury Notes, 3.50%, 5/31/13(1)(2)               12,307,986
   1,907,000 U.S. Treasury Notes, 4.75%, 8/15/17(1)(2)                2,022,762
                                                                  -------------
TOTAL U.S. TREASURY SECURITIES
(Cost $53,301,677)                                                   53,575,146
                                                                  -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) - 27.7%
--------------------------------------------------------------------------------
         403 FHLMC, 6.50%, 2/1/09(1)                                        409
       1,443 FHLMC, 6.50%, 12/1/12(1)                                     1,502
      18,705 FHLMC, 6.00%, 1/1/13(1)                                     19,168
       2,799 FHLMC, 7.00%, 11/1/13(1)                                     2,932
       5,803 FHLMC, 7.00%, 6/1/14(1)                                      6,086
      10,617 FHLMC, 6.50%, 6/1/16(1)                                     11,124
      17,362 FHLMC, 6.50%, 6/1/16(1)                                     18,084
     249,395 FHLMC, 5.00%, 11/1/17(1)                                   248,930
     428,599 FHLMC, 4.50%, 1/1/19(1)                                    419,144
   1,561,648 FHLMC, 5.00%, 1/1/21(1)                                  1,550,441
       2,078 FHLMC, 7.00%, 9/1/27(1)                                      2,203
       3,446 FHLMC, 6.50%, 1/1/28(1)                                      3,590
         532 FHLMC, 7.00%, 2/1/28(1)                                        564
      20,095 FHLMC, 6.50%, 3/1/29(1)                                     20,933
      12,882 FHLMC, 6.50%, 6/1/29(1)                                     13,423
       1,881 FHLMC, 7.00%, 8/1/29(1)                                      1,989
       3,124 FHLMC, 7.50%, 8/1/29(1)                                      3,382
         320 FHLMC, 6.50%, 5/1/31(1)                                        333
      11,290 FHLMC, 6.50%, 5/1/31(1)                                     11,743
         335 FHLMC, 6.50%, 6/1/31(1)                                        348
         463 FHLMC, 6.50%, 6/1/31(1)                                        482
       1,099 FHLMC, 6.50%, 6/1/31(1)                                      1,143
       7,420 FHLMC, 6.50%, 6/1/31(1)                                      7,718
     250,573 FHLMC, 5.50%, 12/1/33(1)                                   248,303
     151,530 FHLMC, 6.50%, 7/1/47(1)                                    155,200
   9,506,354 FNMA, 6.00%, settlement date 7/14/08(4)                  9,591,018
   4,929,000 FNMA, 6.50%, settlement date 7/14/08(4)                  5,074,558
       1,060 FNMA, 6.00%, 2/1/09(1)                                       1,075
   1,900,000 FNMA, 3.00%, 7/12/10(1)(2)                               1,893,078
       1,263 FNMA, 6.00%, 5/1/13(1)                                       1,299
       2,535 FNMA, 6.00%, 5/1/13(1)                                       2,610
       6,605 FNMA, 6.00%, 7/1/13(1)                                       6,801
      10,751 FNMA, 6.00%, 12/1/13(1)                                     11,069
       7,686 FNMA, 6.00%, 1/1/14(1)                                       7,914

NT Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$     13,546 FNMA, 6.00%, 2/1/14(1)                               $      13,948
      14,104 FNMA, 6.00%, 4/1/14(1)                                      14,522
      53,240 FNMA, 5.50%, 12/1/16(1)                                     54,163
     106,398 FNMA, 5.50%, 12/1/16(1)                                    108,242
     429,553 FNMA, 4.50%, 5/1/19(1)                                     419,137
      11,612 FNMA, 6.50%, 1/1/26(1)                                      12,092
       1,416 FNMA, 7.00%, 12/1/27(1)                                      1,504
         734 FNMA, 6.50%, 1/1/28(1)                                         764
         698 FNMA, 7.00%, 1/1/28(1)                                         741
       3,109 FNMA, 7.50%, 4/1/28(1)                                       3,360
      11,874 FNMA, 7.00%, 5/1/28(1)                                      12,565
         521 FNMA, 7.00%, 6/1/28(1)                                         551
       2,640 FNMA, 6.50%, 1/1/29(1)                                       2,748
       7,632 FNMA, 6.50%, 4/1/29(1)                                       7,938
       3,928 FNMA, 7.00%, 7/1/29(1)                                       4,157
       4,613 FNMA, 7.00%, 7/1/29(1)                                       4,879
      12,282 FNMA, 7.50%, 7/1/29(1)                                      13,260
      11,654 FNMA, 7.50%, 8/1/30(1)                                      12,561
       5,093 FNMA, 7.50%, 9/1/30(1)                                       5,491
      28,135 FNMA, 7.00%, 9/1/31(1)                                      29,742
      16,851 FNMA, 6.50%, 1/1/32(1)                                      17,506
     139,493 FNMA, 7.00%, 6/1/32(1)                                     147,487
      60,260 FNMA, 6.50%, 8/1/32(1)                                      62,604
     364,583 FNMA, 5.50%, 6/1/33(1)                                     361,556
   1,766,538 FNMA, 5.50%, 7/1/33(1)                                   1,751,874
     300,629 FNMA, 5.50%, 8/1/33(1)                                     298,133
     387,365 FNMA, 5.50%, 9/1/33(1)                                     384,149
   2,840,854 FNMA, 5.00%, 11/1/33(1)                                  2,741,035
     793,413 FNMA, 5.50%, 1/1/34(1)                                     787,365
   2,203,181 FNMA, 5.50%, 12/1/34(1)                                  2,180,761
   2,023,143 FNMA, 5.00%, 8/1/35(1)                                   1,946,366
   2,046,033 FNMA, 4.50%, 9/1/35(1)                                   1,899,374
   1,166,039 FNMA, 5.00%, 2/1/36(1)                                   1,121,789
   7,389,279 FNMA, 5.50%, 4/1/36(1)                                   7,307,162
   1,191,791 FNMA, 5.50%, 7/1/36                                      1,177,057
   1,903,420 FNMA, 6.50%, 8/1/37(1)                                   1,947,995
      73,731 FNMA, 6.50%, 6/1/47(1)                                      75,517
     178,565 FNMA, 6.50%, 8/1/47(1)                                     182,889
     254,326 FNMA, 6.50%, 8/1/47(1)                                     260,486
      30,689 FNMA, 6.50%, 9/1/47(1)                                      31,432
     209,127 FNMA, 6.50%, 9/1/47(1)                                     214,192
     241,951 FNMA, 6.50%, 9/1/47(1)                                     247,810
     294,658 FNMA, 6.50%, 9/1/47(1)                                     301,794
     425,876 FNMA, 6.50%, 9/1/47(1)                                     436,190
   4,500,000 GNMA, 5.50%, settlement date 7/21/08(4)                  4,478,202
       4,746 GNMA, 7.50%, 8/20/17(1)                                      5,066
       6,062 GNMA, 7.00%, 11/15/22(1)                                     6,470
       6,094 GNMA, 8.75%, 3/15/25(1)                                      6,658
       1,421 GNMA, 7.00%, 4/20/26(1)                                      1,514
       2,699 GNMA, 7.50%, 8/15/26(1)                                      2,909
       1,383 GNMA, 8.00%, 8/15/26(1)                                      1,515
         169 GNMA, 7.50%, 4/15/27(1)                                        182

NT Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$      3,169 GNMA, 7.50%, 5/15/27(1)                              $       3,414
       2,396 GNMA, 8.00%, 6/15/27(1)                                      2,624
         265 GNMA, 7.50%, 11/15/27(1)                                       286
       1,218 GNMA, 7.00%, 2/15/28(1)                                      1,299
       1,902 GNMA, 7.50%, 2/15/28(1)                                      2,048
       1,837 GNMA, 6.50%, 3/15/28(1)                                      1,909
         337 GNMA, 7.00%, 4/15/28(1)                                        359
         709 GNMA, 6.50%, 5/15/28(1)                                        738
       6,107 GNMA, 6.50%, 5/15/28(1)                                      6,349
       2,004 GNMA, 7.00%, 12/15/28(1)                                     2,138
         206 GNMA, 8.00%, 12/15/29(1)                                       225
      14,034 GNMA, 7.00%, 5/15/31(1)                                     14,957
                                                                  -------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $50,283,387)                                                   50,482,346
                                                                  -------------
CORPORATE BONDS - 19.0%
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 0.6%
     160,000 Honeywell International, Inc.,
             5.30%, 3/15/17(1)                                          159,491
     130,000 Honeywell International, Inc.,
             5.30%, 3/1/18(1)                                           128,492
     169,000 Lockheed Martin Corp., 6.15%, 9/1/36(1)                    167,975
     197,000 United Technologies Corp.,
             4.375%, 5/1/10(1)                                          201,133
     230,000 United Technologies Corp., 6.05%, 6/1/36(1)                228,935
     220,000 United Technologies Corp.,
             6.125%, 7/15/38(1)                                         222,057
                                                                  -------------
                                                                      1,108,083
                                                                  -------------

AUTOMOBILES - 0.2%
     150,000 DaimlerChrysler N.A. Holding Corp.,
             5.875%, 3/15/11(1)                                         152,061
     170,000 DaimlerChrysler N.A. Holding Corp.,
             6.50%, 11/15/13(1)                                         176,594
                                                                  -------------
                                                                        328,655
                                                                  -------------

BEVERAGES - 0.6%
     320,000 Coca-Cola Co. (The), 5.35%, 11/15/17(1)                    323,620
     250,000 Diageo Capital plc, 5.75%, 10/23/17(1)                     247,538
     207,000 Miller Brewing Co., 4.25%, 8/15/08
             (Acquired 5/12/06-12/4/06, Cost
             $202,072)(1)(5)                                            207,289
     240,000 SABMiller plc, 6.20%, 7/1/11 (Acquired
             6/27/06, Cost $239,830)(1)(5)                              246,406
                                                                  -------------
                                                                      1,024,853
                                                                  -------------

BIOTECHNOLOGY - 0.1%
     180,000 Amgen, Inc., 6.15%, 6/1/18(1)                              181,509
                                                                  -------------

CAPITAL MARKETS - 1.3%
     350,000 Bear Stearns Cos., Inc. (The),
             6.40%, 10/2/17(1)                                          346,940
     360,000 Credit Suisse (New York), 5.00%, 5/15/13(1)                350,862
     500,000 Deutsche Bank AG (London), 4.875%, 5/20/13                 492,592
     175,000 Goldman Sachs Group, Inc. (The),
             6.15%, 4/1/18(1)                                           170,329
     292,000 Merrill Lynch & Co., Inc., 4.79%, 8/4/10(1)                284,084
     350,000 Merrill Lynch & Co., Inc., 6.875%, 4/25/18                 334,150
     200,000 Morgan Stanley, 6.00%, 4/28/15(1)                          191,763
     210,000 Morgan Stanley, 6.625%, 4/1/18(1)                          199,608
                                                                  -------------
                                                                      2,370,328
                                                                  -------------

CHEMICALS - 0.3%
     190,000 Air Products & Chemicals, Inc.,
             4.15%, 2/1/13(1)                                           186,079
     150,000 E.I. du Pont de Nemours & Co.,
             5.00%, 1/15/13(1)                                          151,479

NT Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$     13,001 Rohm & Haas Co., 5.60%, 3/15/13(1)                   $     130,441
                                                                  -------------
                                                                        467,999
                                                                  -------------

COMMERCIAL BANKS - 1.0%
     210,000 Fifth Third Bancorp., 6.25%, 5/1/13(1)                     192,487
     180,000 KeyCorp, 6.50%, 5/14/13(1)                                 160,941
     178,000 PNC Bank N.A., 4.875%, 9/21/17(1)                          156,725
     160,000 PNC Bank N.A., 6.00%, 12/7/17(1)                           151,940
     133,000 PNC Funding Corp., 5.125%, 12/14/10(1)                     132,272
     250,000 Regions Bank, 7.50%, 5/15/18(1)                            249,475
     100,000 SunTrust Bank, 7.25%, 3/15/18(1)                           100,060
     139,000 Wachovia Bank N.A., 4.80%, 11/1/14(1)                      126,198
     218,000 Wachovia Bank N.A., 4.875%, 2/1/15(1)                      198,451
     193,000 Wells Fargo & Co., 4.625%, 8/9/10(1)                       195,082
     190,000 Wells Fargo & Co., 4.375%, 1/31/13(1)                      184,242
                                                                  -------------
                                                                      1,847,873
                                                                  -------------

COMMERCIAL SERVICES & SUPPLIES - 0.1%
     130,000 Pitney Bowes, Inc., 5.75%, 9/15/17(1)                      129,666
                                                                  -------------

COMPUTERS & PERIPHERALS - 0.2%
     340,000 Hewlett-Packard Co., 4.50%, 3/1/13(1)                      337,234
                                                                  -------------

CONSUMER FINANCE - 0.2%
      99,000 American Express Centurion Bank,
             4.375%, 7/30/09(1)                                          98,619
     300,000 American Express Centurion Bank,
             5.55%, 10/17/12(1)                                         297,162
                                                                  -------------
                                                                        395,781
                                                                  -------------

DIVERSIFIED FINANCIAL SERVICES - 1.7%
     384,000 Bank of America Corp., 4.375%, 12/1/10(1)                  382,996
     350,000 Bank of America Corp., 4.90%, 5/1/13(1)                    338,270
     350,000 Bank of America Corp., 5.65%, 5/1/18(1)                    327,838
     250,000 Bank of America N.A., 5.30%, 3/15/17(1)                    230,189
     200,000 Bank of America N.A., 6.00%, 10/15/36(1)                   178,057
     200,000 Citigroup, Inc., 5.50%, 4/11/13(1)                         195,478
     149,000 Citigroup, Inc., 5.00%, 9/15/14(1)                         138,337
     210,000 Citigroup, Inc., 6.125%, 5/15/18(1)                        201,620
     127,000 General Electric Capital Corp.,
             6.125%, 2/22/11(1)                                         132,805
     140,000 General Electric Capital Corp.,
             4.80%, 5/1/13                                              137,358
     250,000 General Electric Capital Corp.,
             5.625%, 9/15/17(1)                                         245,262
     130,000 John Deere Capital Corp., 4.50%, 4/3/13(1)                 128,567
     220,000 John Deere Capital Corp., 5.50%, 4/13/17(1)                221,011
     240,000 Pricoa Global Funding I, 5.40%, 10/18/12
             (Acquired 10/11/07, Cost $239,522)(1)(5)                   239,906
                                                                  -------------
                                                                      3,097,694
                                                                  -------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.4%
     193,000 AT&T Corp., 7.30%, 11/15/11(1)                             205,782
     195,000 AT&T, Inc., 6.80%, 5/15/36(1)                              196,416
      70,000 AT&T, Inc., 6.40%, 5/15/38(1)                               67,375
      29,000 BellSouth Corp., 6.875%, 10/15/31(1)                        29,110
     190,000 British Telecommunications plc,
             5.95%, 1/15/18(1)                                          182,147
      82,000 Embarq Corp., 7.08%, 6/1/16(1)                              78,059
      60,000 Qwest Corp., 7.875%, 9/1/11(1)                              60,300
     120,000 Qwest Corp., 7.50%, 10/1/14(1)                             116,100
     340,000 Rogers Communications, Inc.,
             6.25%, 6/15/13(1)                                          347,954
     227,000 Telecom Italia Capital SA,
             4.00%, 1/15/10(1)                                          224,057

NT Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$    150,000 Telefonica Emisiones SAU, 5.98%, 6/20/11(1)          $     152,366
     150,000 Telefonica Emisiones SAU, 7.05%, 6/20/36(1)                154,737
     140,000 Verizon Communications, Inc.,
             5.55%, 2/15/16(1)                                          136,692
     130,000 Verizon Communications, Inc.,
             5.50%, 2/15/18(1)                                          124,024
     130,000 Verizon Communications, Inc.,
             6.10%, 4/15/18(1)                                          129,428
      90,000 Verizon Communications, Inc.,
             6.25%, 4/1/37(1)                                            83,338
     190,000 Verizon Communications, Inc.,
             6.40%, 2/15/38(1)                                          177,811
                                                                  -------------
                                                                      2,465,696
                                                                  -------------

ELECTRIC UTILITIES - 1.0%
     185,000 Carolina Power & Light Co.,
             5.15%, 4/1/15(1)                                           184,891
      90,000 Carolina Power & Light Co.,
             5.25%, 12/15/15(1)                                          90,498
     260,000 Cleveland Electric Illuminating Co. (The),
             5.70%, 4/1/17(1)                                           247,943
      60,000 Florida Power Corp., 4.50%, 6/1/10(1)                       60,647
     180,000 Florida Power Corp., 5.65%, 6/15/18(1)                     182,193
     130,000 Florida Power Corp., 6.35%, 9/15/37(1)                     132,761
     310,000 Pacific Gas & Electric Co.,
             4.20%, 3/1/11(1)                                           307,676
     101,000 Pacific Gas & Electric Co.,
             6.05%, 3/1/34(1)                                            97,910
     100,000 Pacific Gas & Electric Co.,
             5.80%, 3/1/37(1)                                            93,759
     130,000 Pacific Gas & Electric Co.,
             6.35%, 2/15/38(1)                                          130,664
     179,000 Southern California Edison Co.,
             5.625%, 2/1/36(1)                                          170,202
      80,000 Toledo Edison Co., 6.15%, 5/15/37(1)                        69,744
                                                                  -------------
                                                                      1,768,888
                                                                  -------------

ELECTRICAL EQUIPMENT - 0.1%
     200,000 Rockwell Automation, Inc.,
             6.25%, 12/1/37(1)                                          202,281
                                                                  -------------

FOOD & STAPLES RETAILING - 0.9%
     190,000 CVS Caremark Corp., 5.75%, 6/1/17(1)                       187,454
     350,000 Kroger Co. (The), 5.00%, 4/15/13(1)                        344,776
     260,000 SYSCO Corp., 4.20%, 2/12/13(1)                             254,501
     168,000 Wal-Mart Stores, Inc., 4.125%, 7/1/10(1)                   170,345
     140,000 Wal-Mart Stores, Inc., 4.25%, 4/15/13(1)                   139,425
     235,000 Wal-Mart Stores, Inc., 5.875%, 4/5/27(1)                   228,792
     200,000 Wal-Mart Stores, Inc., 6.50%, 8/15/37(1)                   206,786
     140,000 Wal-Mart Stores, Inc., 6.20%, 4/15/38(1)                   138,204
                                                                  -------------
                                                                      1,670,283
                                                                  -------------

FOOD PRODUCTS - 0.7%
     279,000 Cadbury Schweppes U.S. Finance LLC,
             3.875%, 10/1/08 (Acquired
             5/12/06-10/17/06, Cost $268,811)(1)(5)                     278,731
     190,000 Cargill, Inc., 5.20%, 1/22/13 (Acquired
             1/16/08, Cost $189,842)(1)(5)                              188,440
     330,000 General Mills, Inc., 5.65%, 9/10/12(1)                     336,924
     200,000 Kellogg Co., 5.125%, 12/3/12(1)                            202,909
     120,000 Kellogg Co., 6.60%, 4/1/11(1)                              126,363
     200,000 Kraft Foods, Inc., 6.00%, 2/11/13(1)                       202,346
                                                                  -------------
                                                                      1,335,713
                                                                  -------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
     179,000 Baxter Finco BV, 4.75%, 10/15/10(1)                        181,162
     230,000 Baxter International, Inc.,
             5.90%, 9/1/16(1)                                           236,193
     200,000 Baxter International, Inc.,
             5.375%, 6/1/18(1)                                          198,319
     130,000 Baxter International, Inc.,
             6.25%, 12/1/37(1)                                          130,953
                                                                  -------------
                                                                        746,627
                                                                  -------------

HEALTH CARE PROVIDERS & SERVICES - 0.1%
     214,000 Laboratory Corp. of America Holdings,
             5.625%, 12/15/15(1)                                        202,741
                                                                  -------------

NT Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE - 0.4%
$    340,000 McDonald's Corp., 5.35%, 3/1/18(1)                   $     332,828
     130,000 McDonald's Corp., 6.30%, 10/15/37(1)                       129,898
     160,000 Royal Caribbean Cruises Ltd.,
             7.00%, 6/15/13(1)                                          142,400
     125,000 Yum! Brands, Inc., 6.875%, 11/15/37(1)                     115,836
                                                                  -------------
                                                                        720,962
                                                                  -------------

HOUSEHOLD PRODUCTS - 0.2%
     120,000 Kimberly-Clark Corp., 6.125%, 8/1/17(1)                    124,992
     255,000 Procter & Gamble Co. (The),
             5.55%, 3/5/37(1)                                           246,292
                                                                  -------------
                                                                        371,284
                                                                  -------------

INDUSTRIAL CONGLOMERATES - 0.4%
     652,000 General Electric Co., 5.00%, 2/1/13(1)                     657,625
     130,000 General Electric Co., 5.25%, 12/6/17(1)                    125,385
                                                                  -------------
                                                                        783,010
                                                                  -------------

INSURANCE - 1.2%
     210,000 Allstate Financial Global Funding,
             4.25%, 9/10/08 (Acquired 5/12/06, Cost
             $204,511)(1)(5)                                            210,306
     250,000 Hartford Financial Services Group, Inc.
             (The), 5.375%, 3/15/17(1)                                  236,298
     130,000 Hartford Financial Services Group, Inc.
             (The), 6.30%, 3/15/18(1)                                   130,282
     140,000 Hartford Financial Services Group, Inc.
             (The), 6.00%, 1/15/19(1)                                   135,049
     250,000 Lincoln National Corp., 6.30%, 10/9/37(1)                  235,840
     490,000 MetLife Global Funding I, 5.125%, 4/10/13
             (Acquired 4/7/08-4/8/08, Cost
             $490,494)(1)(5)                                            483,203
     360,000 New York Life Global Funding,
             4.65%, 5/9/13 (Acquired 5/2/08, Cost
             $359,366)(1)(5)                                            357,634
     200,000 Prudential Financial, Inc.,
             6.00%, 12/1/17(1)                                          198,426
     100,000 Prudential Financial, Inc.,
             5.40%, 6/13/35(1)                                           84,042
     110,000 Travelers Cos., Inc. (The),
             6.25%, 6/15/37(1)                                          102,710
                                                                  -------------
                                                                      2,173,790
                                                                  -------------

MACHINERY - 0.5%
     110,000 Atlas Copco AB, 5.60%, 5/22/17 (Acquired
             5/15/07, Cost $109,951)(1)(5)                              107,298
     130,000 Caterpillar Financial Services Corp.,
             4.85%, 12/7/12(1)                                          129,793
     690,000 Caterpillar Financial Services Corp.,
             5.45%, 4/15/18(1)                                          686,363
                                                                  -------------
                                                                        923,454
                                                                  -------------

MEDIA - 1.0%
     150,000 Comcast Cable Communications LLC,
             6.75%, 1/30/11(1)                                          155,528
     230,000 Comcast Corp., 5.90%, 3/15/16(1)                           225,265
     140,000 Comcast Corp., 5.70%, 5/15/18(1)                           133,204
     140,000 Comcast Corp., 6.40%, 5/15/38(1)                           129,834
     105,000 News America Holdings, Inc.,
             7.75%, 1/20/24(1)                                          113,867
     210,000 Pearson Dollar Finance Two plc,
             6.25%, 5/6/18 (Acquired 4/29/08, Cost
             $209,614)(1)(5)                                            208,171
     300,000 Time Warner Cable, Inc., 5.40%, 7/2/12(1)                  297,349
     360,000 Time Warner Cable, Inc., 6.75%, 7/1/18(1)                  363,406
     130,000 Time Warner, Inc., 5.50%, 11/15/11(1)                      128,229
      29,000 Time Warner, Inc., 7.625%, 4/15/31(1)                       29,576
                                                                  -------------
                                                                      1,784,429
                                                                  -------------

METALS & MINING - 0.4%
     250,000 ArcelorMittal, 6.125%, 6/1/18 (Acquired
             5/19/08, Cost $248,928)(1)(5)                              245,012
     430,000 Rio Tinto Finance USA Ltd.,
             5.875%, 7/15/13(1)                                         433,055

NT Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$     80,000 Xstrata Finance Canada Ltd.,
             5.80%, 11/15/16 (Acquired 11/8/06, Cost
             $79,802)(1)(5)                                       $      75,638
                                                                  -------------
                                                                        753,705
                                                                  -------------

MULTILINE RETAIL - 0.3%
     100,000 Federated Retail Holdings, Inc.,
             5.35%, 3/15/12(1)                                           93,027
     130,000 Kohl's Corp., 6.875%, 12/15/37(1)                          117,638
     320,000 Macy's Retail Holdings, Inc.,
             5.875%, 1/15/13(1)                                         297,359
                                                                  -------------
                                                                        508,024
                                                                  -------------

MULTI-UTILITIES - 0.4%
     130,000 CenterPoint Energy Resources Corp.,
             6.125%, 11/1/17(1)                                         126,979
     140,000 CenterPoint Energy Resources Corp.,
             6.25%, 2/1/37(1)                                           124,874
      96,000 Dominion Resources, Inc.,
             4.75%, 12/15/10(1)                                          96,688
     150,000 Dominion Resources, Inc., 6.40%, 6/15/18(1)                151,764
     250,000 NSTAR Electric Co., 5.625%, 11/15/17(1)                    253,359
                                                                  -------------
                                                                        753,664
                                                                  -------------

OIL, GAS & CONSUMABLE FUELS - 1.1%
     100,000 Canadian Natural Resources Ltd.,
             5.70%, 5/15/17(1)                                           98,228
     130,000 Canadian Natural Resources Ltd.,
             6.75%, 2/1/39(1)                                           130,984
     180,000 ConocoPhillips, 5.20%, 5/15/18(1)                          178,003
     270,000 Enbridge Energy Partners LP,
             6.50%, 4/15/18 (Acquired 3/31/08, Cost
             $268,558)(1)(5)                                            271,926
     343,000 Enterprise Products Operating LP,
             4.95%, 6/1/10(1)                                           343,142
     140,000 Enterprise Products Operating LP,
             6.30%, 9/15/17(1)                                          139,453
     170,000 Nexen, Inc., 6.40%, 5/15/37(1)                             161,824
     279,000 Premcor Refining Group, Inc. (The),
             6.125%, 5/1/11(1)                                          280,788
     100,000 Tesoro Corp., 6.25%, 11/1/12(1)                             95,500
      60,000 TransCanada PipeLines Ltd.,
             6.20%, 10/15/37(1)                                          55,296
     138,000 XTO Energy, Inc., 5.30%, 6/30/15(1)                        135,049
     102,000 XTO Energy, Inc., 6.10%, 4/1/36(1)                          97,594
      70,000 XTO Energy, Inc., 6.375%, 6/15/38(1)                        67,204
                                                                  -------------
                                                                      2,054,991
                                                                  -------------

PHARMACEUTICALS - 1.0%
     179,000 Abbott Laboratories, 5.875%, 5/15/16(1)                    184,700
     140,000 Abbott Laboratories, 5.60%, 11/30/17(1)                    141,676
     550,000 AstraZeneca plc, 5.40%, 9/15/12(1)                         563,216
     190,000 AstraZeneca plc, 5.90%, 9/15/17(1)                         195,288
     360,000 GlaxoSmithKline Capital, Inc.,
             4.85%, 5/15/13(1)                                          360,055
     220,000 GlaxoSmithKline Capital, Inc.,
             6.375%, 5/15/38(1)                                         219,394
     170,000 Wyeth, 5.95%, 4/1/37(1)                                    164,865
                                                                  -------------
                                                                      1,829,194
                                                                  -------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.1%
     250,000 ProLogis, 5.625%, 11/15/16(1)                              232,215
                                                                  -------------

ROAD & RAIL - 0.4%
     500,000 Norfolk Southern Corp., 5.75%, 4/1/18
             (Acquired 4/1/08, Cost $498,615)(1)(5)                     493,726
     180,000 Union Pacific Corp., 5.75%, 11/15/17(1)                    177,619
                                                                  -------------
                                                                        671,345
                                                                  -------------

SOFTWARE - 0.5%
     150,000 Intuit, Inc., 5.75%, 3/15/17(1)                            141,314
     164,000 Oracle Corp., 5.00%, 1/15/11(1)                            167,332
     670,000 Oracle Corp., 5.75%, 4/15/18(1)                            671,662
                                                                  -------------
                                                                        980,308
                                                                  -------------

NT Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
SPECIALTY RETAIL - 0.1%
$    130,000 Lowe's Cos., Inc., 5.60%, 9/15/12(1)                 $     134,149
                                                                  -------------

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
     200,000 Vodafone Group plc, 5.625%, 2/27/17(1)                     193,162
                                                                  -------------
TOTAL CORPORATE BONDS
(Cost $34,924,125)                                                   34,549,590
                                                                  -------------
COLLATERALIZED MORTGAGE OBLIGATIONS(3) - 17.9%
--------------------------------------------------------------------------------
     766,621 Banc of America Alternative Loan Trust,
             Series 2007-2, Class 2A4, 5.75%, 6/25/37(1)                710,331
     950,000 Banc of America Commercial Mortgage, Inc.,
             Series 2002 PB2, Class B SEQ,
             6.31%, 6/11/35(1)                                          973,433
     600,000 Banc of America Commercial Mortgage, Inc.,
             Series 2004-2, Class A3 SEQ,
             4.05%, 11/10/38(1)                                         587,471
     570,000 Banc of America Commercial Mortgage, Inc.,
             Series 2006-6, Class A3 SEQ,
             5.37%, 12/10/16(1)                                         540,404
     610,000 Banc of America Commercial Mortgage, Inc.,
             Series 2007-4, Class A3 SEQ, VRN,
             5.81%, 7/1/08(1)                                           583,751
   1,996,295 Banc of America Commercial Mortgage, Inc.
             STRIPS - COUPON, Series 2004-1, Class XP,
             VRN, 0.64%, 7/1/08(1)                                       28,535
     121,849 Banc of America Large Loan, Series 2005
             MIB1, Class A1, VRN, 2.62%, 7/15/08, resets
             monthly off the 1-month LIBOR plus 0.15% with
             no caps (Acquired 5/12/06, Cost $121,896)(1)(5)            116,145
     412,695 Bear Stearns Commercial Mortgage
             Securities Trust, Series 2006 BBA7, Class A1,
             VRN, 2.58%, 7/15/08, resets monthly off the
             1-month LIBOR plus 0.11% with no caps
             (Acquired 6/5/06, Cost $412,695)(1)(5)                     394,552
   1,200,000 Bear Stearns Commercial Mortgage
             Securities Trust, Series 2006 PW14,
             Class A4 SEQ, 5.20%, 12/11/38(1)                         1,121,611
   2,931,154 Bear Stearns Commercial Mortgage
             Securities Trust STRIPS-COUPON,
             Series 2004 T16, Class X2, VRN,
             0.72%, 7/1/08(1)                                            71,110
     722,680 Commercial Mortgage Acceptance Corp.
             STRIPS-COUPON, Series 1998 C2, Class X,
             VRN, 1.00%, 7/1/08(1)                                       25,955
      15,101 Commercial Mortgage Pass-Through Certificates,
             Series 2005 F10A, Class A1, VRN, 2.57%, 7/15/08,
             resets monthly off the 1-month LIBOR plus 0.10%
             with no caps (Acquired 5/12/06, Cost $15,112)(1)(5)         14,694
   2,443,747 Countrywide Home Loan Mortgage
             Pass-Through Trust, Series 2007-16,
             Class A1, 6.50%, 7/1/08(1)                               2,396,905
     400,000 Credit Suisse First Boston Mortgage
             Securities Corp., Series 2001 CK3,
             Class A4 SEQ, 6.53%, 6/15/34(1)                            411,417
     863,695 Credit Suisse First Boston Mortgage
             Securities Corp., Series 2003 AR28,
             Class 2A1, VRN, 4.41%, 7/1/08(1)                           862,865
   1,600,000 Credit Suisse Mortgage Capital Certificates,
             Series 2007 TF2A, Class A1, VRN, 2.65%, 7/15/08,
             resets monthly off the 1-month LIBOR plus 0.18%
             with no caps (Acquired 7/24/07,
             Cost $1,600,000)(1)(5)                                   1,533,451
     473,892 FHLMC, Series 2567, Class OD,
             5.00%, 8/15/15(1)                                          479,236
     244,689 FHLMC, Series 2900, Class PA,
             4.50%, 3/15/14(1)                                          245,451
     700,000 FHLMC, Series 2926, Class EW SEQ,
             5.00%, 1/15/25(1)                                          676,976
     132,570 FHLMC, Series 2937, Class KA,
             4.50%, 12/15/14(1)                                         132,996
   3,000,000 FHLMC, Series 3203, Class VN SEQ,
             5.00%, 6/15/22(1)                                        2,832,033
       3,143 FNMA, Series 1989-35, Class G SEQ,
             9.50%, 7/25/19(1)                                            3,455
     688,000 FNMA, Series 2003-92, Class PD,
             4.50%, 3/25/17(1)                                          684,825
   1,013,137 FNMA, Series 2005-63, Class HA SEQ,
             5.00%, 4/25/23(1)                                        1,024,099
     782,360 GMAC Commercial Mortgage Securities, Inc.,
             Series 2005 C1, Class A2 SEQ,
             4.47%, 5/10/43(1)                                          776,883

NT Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$    860,000 Greenwich Capital Commercial Funding
             Corp., Series 2005 GG3, Class A2 SEQ,
             4.31%, 8/10/42(1)                                    $     854,153
     449,496 Greenwich Capital Commercial Funding
             Corp., Series 2006 FL4A, Class A1, VRN,
             2.54%, 7/5/08, resets monthly off the
             1-month LIBOR plus 0.09% with no caps
             (Acquired 12/14/06, Cost $449,496)(1)(5)                   421,723
     238,024 GS Mortgage Securities Corp. II,
             Series 2007 EOP, Class A1, VRN, 2.54%, 7/7/08,
             resets monthly off the 1-month LIBOR plus
             0.09% with no caps (Acquired 6/1/2007,
             Cost $238,024)(1)(5)                                       222,929
     577,770 J.P. Morgan Mortgage Trust, Series 2004
             A2, Class 1A1, VRN, 3.81%, 7/1/08(1)                       572,833
     753,175 J.P. Morgan Mortgage Trust, Series 2005
             A8, Class 6A2, VRN, 5.13%, 7/1/08(1)                       740,667
   1,750,000 LB-UBS Commercial Mortgage Trust,
             Series 2003 C3, Class A3 SEQ,
             3.85%, 5/15/27(1)                                        1,681,806
     433,724 LB-UBS Commercial Mortgage Trust,
             Series 2003 C5, Class A2 SEQ,
             3.48%, 7/15/27(1)                                          432,885
     500,000 LB-UBS Commercial Mortgage Trust,
             Series 2004 C1, Class A2 SEQ,
             3.62%, 1/15/29(1)                                          496,075
     555,178 LB-UBS Commercial Mortgage Trust,
             Series 2005 C2, Class A2 SEQ,
             4.82%, 4/15/30(1)                                          554,212
     671,000 LB-UBS Commercial Mortgage Trust,
             Series 2005 C3, Class A3 SEQ,
             4.65%, 7/30/30(1)                                          654,787
   1,000,000 LB-UBS Commercial Mortgage Trust,
             Series 2006 C1, Class A4 SEQ,
             5.16%, 2/15/31(1)                                          942,859
      59,054 Lehman Brothers Floating Rate Commercial Mortgage
             Trust, Series 2006 LLFA, Class A1, VRN, 2.55%,
             7/15/08, resets monthly off the 1-month LIBOR
             plus 0.08% with no caps (Acquired 8/7/06, Cost
             $59,054)(1)(5)                                              56,211
      13,996 MASTR Alternative Loans Trust,
             Series 2003-8, Class 4A1, 7.00%, 12/25/33(1)                13,724
     336,507 Merrill Lynch Floating Trust,
             Series 2006-1, Class A1, VRN, 2.54%, 7/15/08,
             resets monthly off the 1-month LIBOR plus
             0.07% with no caps (Acquired 10/31/06,
             Cost $336,507)(1)(5)                                       316,647
     739,506 Morgan Stanley Capital I, Series 2004 HQ3,
             Class A2 SEQ, 4.05%, 1/13/41(1)                            731,753
     286,472 Thornburg Mortgage Securities Trust,
             Series 2006-5, Class A1, VRN,
             2.60%, 7/25/08, resets monthly off the
             1-month LIBOR plus 0.12% with no caps(1)                   276,358
   2,511,000 Wachovia Bank Commercial Mortgage Trust,
             Series 2006 C23, Class A4, VRN,
             5.42%, 7/1/08(1)                                         2,402,241
     275,000 Washington Mutual Mortgage Pass-Through
             Certificates, Series 2005 AR4, Class A3,
             VRN, 4.59%, 7/1/08(1)                                      272,763
   1,642,000 Washington Mutual Mortgage Pass-Through
             Certificates, Series 2005 AR4, Class A4B,
             VRN, 4.67%, 7/1/08(1)                                    1,626,053
     506,615 Wells Fargo Mortgage Backed Securities
             Trust, Series 2004 EE, Class 3A1, VRN,
             4.02%, 7/1/08(1)                                           500,022
     476,080 Wells Fargo Mortgage Backed Securities
             Trust, Series 2004 N, Class A4, VRN,
             4.10%, 12/23/08(1)                                         473,003
   1,268,315 Wells Fargo Mortgage Backed Securities
             Trust, Series 2007-11, Class A19 SEQ,
             6.00%, 8/25/37(1)                                        1,253,382
                                                                  -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $33,144,550)                                                   32,725,670
                                                                  -------------
MUNICIPAL SECURITIES -- 3.8%
--------------------------------------------------------------------------------
   2,300,000 Clark County School District GO,
             Series 2004 D, (Building Bonds),
             5.00%, 12/15/14, Prerefunded at 100% of
             Par (MBIA)(1)(7)                                         2,493,430
   2,200,000 Clark County School District GO,
             Series 2005 C, (Building Bonds),
             5.00%, 12/15/15, Prerefunded at 100% of
             Par (FSA)(1)(7)                                          2,390,718
     173,000 Illinois GO, (Taxable Pension),
             5.10%, 6/1/33(1)                                           163,553

NT Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
$  1,700,000 Massachusetts GO, Series 2005 C,
             5.00%, 9/1/15, Prerefunded at 100% of
             Par(1)(7)                                            $   1,845,554
                                                                  -------------
TOTAL MUNICIPAL SECURITIES
(Cost $6,844,297)                                                     6,893,255
                                                                  -------------
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES - 3.0%
--------------------------------------------------------------------------------
   1,091,283 FHLMC, 6.80%, 8/1/36(1)                                  1,114,425
   1,384,615 FHLMC, 6.00%, 11/1/36(1)                                 1,413,606
     827,278 FNMA, 6.49%, 5/1/36(1)                                     847,668
     560,561 FNMA, 6.42%, 9/1/36(1)                                     576,162
     674,971 FNMA, 6.45%, 9/1/36(1)                                     695,875
     733,244 FNMA, 5.96%, 6/1/37(1)                                     746,606
                                                                  -------------
TOTAL ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $5,381,886)                                                     5,394,342
                                                                  -------------
ASSET-BACKED SECURITIES(3) - 1.4%
--------------------------------------------------------------------------------
      87,314 Accredited Mortgage Loan Trust,
             Series 2006-2, Class A1, VRN, 2.52%, 7/25/08,
             resets monthly off the 1-month LIBOR plus 0.04%
             with no caps(1)                                             86,576
     500,000 CNH Equipment Trust, Series 2007 C,
             Class A3A SEQ, 5.21%, 12/15/11(1)                          509,148
     136,000 Detroit Edison Securitization Funding LLC,
             Series 2001-1, Class A4 SEQ,
             6.19%, 3/1/13(1)                                           140,602
     121,325 Long Beach Mortgage Loan Trust,
             Series 2006-6, Class 2A1, VRN,
             2.52%, 7/25/08, resets monthly off the
             1-month LIBOR plus 0.04% with no caps(1)                   120,805
      33,046 Nomura Home Equity Loan, Inc., Series 2006
             HE2, Class A1, VRN, 2.54%, 7/25/08, resets
             monthly off the 1-month LIBOR plus 0.06%
             with no caps(1)                                             32,855
     259,543 SLM Student Loan Trust, Series 2006-10,
             Class A2, VRN, 2.93%, 7/25/08, resets
             quarterly off the 3-month LIBOR plus 0.01%
             with no caps(1)                                            259,034
     141,787 SLM Student Loan Trust, Series 2006-5,
             Class A2, VRN, 2.91%, 7/25/08, resets
             quarterly off the 3-month LIBOR minus
             0.01% with no caps(1)                                      141,287
   1,216,301 SLM Student Loan Trust, Series 2007-8,
             Class A1, VRN, 3.15%, 7/25/08, resets
             quarterly off the 3-month LIBOR plus 0.23%
             with no caps(1)                                          1,208,966
       7,588 Soundview Home Equity Loan Trust,
             Series 2006-3, Class A1, VRN,
             2.52%, 7/25/08, resets monthly off the
             1-month LIBOR plus 0.04% with no caps(1)                     7,580
                                                                  -------------
TOTAL ASSET-BACKED SECURITIES
(Cost $2,504,292)                                                     2,506,853
                                                                  -------------
U.S. GOVERNMENT AGENCY SECURITIES - 1.2%
--------------------------------------------------------------------------------
   1,530,000 FHLMC, 4.875%, 6/13/18(1)(2)                             1,550,730
     639,000 FNMA, 4.375%, 7/17/13(1)                                   645,720
                                                                  -------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $2,138,168)                                                     2,196,450
                                                                  -------------
SOVEREIGN GOVERNMENTS & AGENCIES - 0.1%
--------------------------------------------------------------------------------
      29,000 Hydro Quebec, 8.40%, 1/15/22(1)                             38,813
     215,000 Province of Quebec, 5.00%, 7/17/09(1)                      218,870
                                                                  -------------
TOTAL SOVEREIGN GOVERNMENTS & AGENCIES
(Cost $249,615)                                                         257,683
                                                                  -------------

NT Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 6.5%
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America Securities, LLC,
(collateralized by various U.S. Treasury obligations,
3.375%-3.875%, 1/15/09-1/15/12, valued at $2,894,304),
in a joint trading account at 1.47%, dated 6/30/08, due
7/01/08 (Delivery value $2,837,116)(1)                            $   2,837,000

Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations,
6.00%, 2/15/26, valued at $9,258,774), in a joint
trading account at 1.65%, dated 6/30/08, due 7/01/08
(Delivery value $9,096,417)(1)                                        9,096,000
                                                                  -------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $11,933,000)                                                   11,933,000
                                                                  -------------
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL(6) - 9.0%
--------------------------------------------------------------------------------
  $1,000,012 Bancaja US Debt SAu, VRN, 2.76%, 7/10/08,
             resets quarterly off the 3-month LIBOR
             plus 0.05% with no caps (Acquired 7/9/07,
             Cost $1,000,048)(5)                                        999,711

     999,977 BASF AG, VRN, 2.72%, 7/21/08, resets quarterly
             off the 3-month LIBOR minus 0.01% with no caps
             (Acquired 6/27/07, Cost $999,900)(5)                       999,284

   1,399,583 K2 (USA) LLC, VRN, 2.09%, 7/1/08, resets quarterly off the Federal Reserve Prime Loan Rate minus 2.91%
             with no caps (Acquired 6/15/07, Cost $1,399,160)(5)      1,373,942

     999,688 Links Finance LLC, VRN, 2.10%, 7/1/08, resets
             quarterly off the Federal Reserve Prime Loan Rate
             minus 2.91% with no caps (Acquired 7/9/07,
             Cost $999,500)(5)                                          976,037

   1,100,000 Merrill Lynch & Co., Inc., VRN,
             2.17%, 7/1/08, resets quarterly off the
             Federal Reserve Prime Loan Rate minus
             2.83% with no caps                                       1,076,665

   1,000,824 Nationwide Building Society, VRN,
             2.80%, 9/8/08, resets quarterly off the
             3-month LIBOR plus 0.13% with no caps                      998,706

     999,639 Tango Finance Corp., VRN, 2.09%, 7/1/08,
             resets quarterly off the Federal Reserve
             Prime Loan Rate minus 2.91% with no caps
             (Acquired 6/29/07, Cost $999,275)(5)                       985,047

Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$2,000,139)                                                           2,000,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.45%, dated 6/30/08, due 7/1/08 (Delivery value
$3,000,204)                                                           3,000,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$3,000,208)                                                           3,000,000

Repurchase Agreement, UBS Securities LLC, (collateralized
by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.65%, dated 6/30/08,
due 7/1/08 (Delivery value $1,053,116)                                1,053,039
                                                                  -------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL
(Cost $16,552,761)                                                   16,462,431
                                                                  -------------

TOTAL INVESTMENT SECURITIES -- 119.0%
(Cost $217,257,758)                                                 216,976,766
                                                                  -------------
OTHER ASSETS AND LIABILITIES -- (19.0)%                             (34,637,116)
                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                        $ 182,339,650
                                                                  =============

NT Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
                                                                      Value
--------------------------------------------------------------------------------
FUTURES CONTRACTS

                                                        Underlying    Unrealized
                                       Expiration      Face Amount       Gain
         Contracts Purchased              Date           at Value       (Loss)
--------------------------------------------------------------------------------
 278  U.S. Treasury 2-Year Notes      September 2008   $58,714,469     $ 51,500
                                                       ========================

                                                        Underlying    Unrealized
         Contracts Sold               Expiration       Face Amount       Gain
                                         Date            at Value       (Loss)
--------------------------------------------------------------------------------
  66  U.S. Long Bond                 September 2008    $ 7,629,188      $ 3,461
                                                       ========================

SWAP AGREEMENTS

                                                                      Unrealized
   Notional                                               Expiration     Gain
    Amount      Description of Agreement                     Date       (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
    $  350,000  Pay quarterly a fixed rate equal to       June 2012    $ 15,043
                0.35% multiplied by the notional
                amount and receive from Barclays Bank
                plc upon each default event of one of
                the issues of Dow Jones CDX N.A.
                Investment Grade 8, par value of the
                proportional notional amount.
       320,000  Pay quarterly a fixed rate equal to        December      17,540
                0.73% multiplied by the notional             2012
                amount and receive from Barclays Bank
                plc upon each default event of
                American International Group, Inc.,
                par value of the proportional notional
                amount of American International
                Group, Inc., 4.25%, 5/15/13.
       320,000  Pay quarterly a fixed rate equal to        December       5,672
                2.45% multiplied by the notional             2012
                amount and receive from Bank of
                America N.A. upon each default event
                of Toll Brothers, Inc., par value of
                the proportional notional amount of
                Toll Brothers Finance Corp., 6.875%,
                11/15/12.
       320,000  Pay quarterly a fixed rate equal to        December         902
                2.85% multiplied by the notional             2012
                amount and receive from Barclays Bank
                plc upon each default event of Toll
                Brothers, Inc., par value of the
                proportional notional amount of Toll
                Brothers Finance Corp., 6.875%,
                11/15/12.
       130,000  Pay quarterly a fixed rate equal to       March 2013        238
                0.70% multiplied by the notional
                amount and receive from Barclays Bank
                plc upon each default event of
                Rohm & Haas Company, par value of
                the proportional notional amount of
                Rohm & Haas Company, 7.85%, 7/15/29.
       850,000  Pay quarterly a fixed rate equal to       June 2013        (745)
                1.28% multiplied by the notional
                amount and receive from Barclays Bank
                plc upon each default event of
                Staples, Inc., par value of the
                proportional notional amount of
                Staples, Inc., 7.375%, 10/1/12.
     1,100,000  Pay quarterly a fixed rate equal to       March 2017     22,970
                0.12% multiplied by the notional
                amount and receive from Barclays Bank
                plc upon each default event of Pfizer
                Inc., par value of the proportional
                notional amount of Pfizer Inc., 4.65%,
                3/1/18.
     2,000,000  Pay quarterly a fixed rate equal to        September     66,553
                0.69% multiplied by the notional             2017
                amount and receive from Barclays Bank
                plc upon each default event of
                JPMorgan Chase & Co., par value of the
                proportional notional amount of
                JPMorgan Chase & Co., 6.75%, 2/1/11.
                                                                       --------
                                                                       $128,173
                                                                       ========

Notes to Schedule of Investments
--------------------------------------------------------------------------------
CDX    - Credit Derivative Indexes
FHLMC  - Federal Home Loan Mortgage Corporation
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assurance, Inc.
GMAC   - General Motors Acceptance Corporation
GNMA   - Government National Mortgage Association

NT Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
GO     - General Obligation
LB-UBS - Lehman Brothers, Inc. -- UBS AG
LIBOR  - London Interbank Offered Rate
MASTR  - Mortgage Asset Securitization Transactions, Inc.
MBIA   - MBIA Insurance Corporation
resets - The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ    - Sequential Payer
STRIPS - Separate Trading of Registered Interest and Principal of Securities.
VRN    - Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.

(1)   Security, or portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.

(2)   Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $16,247,751.

(3)   Final maturity indicated, unless otherwise noted.

(4)   Forward commitment.

(5)   Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2008, was
      $12,024,059, which represented 6.6% of total net assets.

(6)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

(7)   Escrowed to maturity in U.S. government securities or state and local government securities.

NT Diversified Bond - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                                 Unrealized Gain
                                                 Value of        (Loss) on Other
                                                Investment          Financial
            Valuation Inputs                    Securities         Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                   -           $   54,961
Level 2 - Other Significant Observable Inputs  $216,976,766              128,173
Level 3 - Significant Unobservable Inputs                 -                    -
                                               ---------------------------------
                                               $216,976,766           $  183,134
                                               =================================

*Includes futures contracts and swap agreements.

3. Federal Tax Information

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $217,257,758
                                                        ============
Gross tax appreciation of investments                   $  1,337,635
Gross tax depreciation of investments                     (1,618,627)
                                                        ------------
Net tax appreciation (depreciation) of investments      $   (280,992)
                                                        ============

The tax-basis cost and unrealized appreciation (depreciation) of investments was the same as for financial reporting purposes.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                               Short Duration Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Short Duration - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 47.9%
--------------------------------------------------------------------------------
   $   300,000  Banc of America Commercial Mortgage, Inc.,
                Series 2000-2, Class B, VRN, 7.38%, 7/1/08(2)      $    312,175
       150,000  Banc of America Commercial Mortgage, Inc.,
                Series 2002 PB2, Class A3 SEQ, 6.09%, 6/11/35(2)        151,402
       300,000  Banc of America Commercial Mortgage, Inc.,
                Series 2002 PB2, Class B SEQ, 6.31%, 6/11/35(2)         307,400
       350,000  Banc of America Commercial Mortgage, Inc.,
                Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(2)         342,692
       175,000  Banc of America Mortgage Securities, Inc.,
                Series 2004 G, Class 2A6, VRN, 4.65%, 7/1/08(2)         174,948
       153,000  Bank of America, N.A.-First Union National Bank
                Commercial Mortgage Trust, Series 2001-3,
                Class A2 SEQ, 5.46%, 4/11/37(2)                         153,333
     1,198,346  Bear Stearns Commercial Mortgage Securities
                Trust STRIPS-COUPON, Series 2004 T16, Class X2,
                VRN, 0.72%, 7/1/08(2)                                    29,072
       300,000  Chase Commercial Mortgage Securities Corp.,
                Series 2000-2, Class C, VRN, 7.93%, 7/1/08(2)           315,160
       456,814  Commercial Mortgage Acceptance Corp.
                STRIPS-COUPON, Series 1998 C2, Class X, VRN,
                1.00%, 7/1/08(2)                                         16,406
       313,382  Countrywide Home Loan Mortgage Pass-Through
                Trust, Series 2003-37, Class 2A2, VRN,
                4.23%, 7/1/08(2)                                        301,461
       339,000  Credit Suisse First Boston Mortgage Securities
                Corp., Series 2000 C1, Class B, VRN,
                7.66%, 7/11/08(2)                                       355,745
       172,739  Credit Suisse First Boston Mortgage Securities
                Corp., Series 2003 AR28, Class 2A1, VRN,
                4.41%, 7/1/08(2)                                        172,573
       132,039  FHLMC, Series 2522, Class XA SEQ,
                5.00%, 8/15/16(2)                                       133,685
        24,125  FHLMC, Series 2632, Class TE, 2.50%, 6/15/22(2)          24,097
       112,397  FHLMC, Series 2750, Class WD SEQ,
                4.50%, 9/15/15(2)                                       112,955
        89,146  FHLMC, Series 2763, Class PB, 4.50%, 6/15/14(2)          89,412
       229,292  FNMA, Series 2003-54, Class TC,
                4.50%, 5/25/15(2)                                       230,369
        98,276  FNMA, Series 2004-9, Class YJ,
                4.00%, 10/25/13(2)                                       98,249
       160,425  FNMA, Series 2005-47, Class AN SEQ,
                5.00%, 12/25/16(2)                                      162,509
       212,743  FNMA, Series 2006-4, Class A SEQ,
                6.00%, 11/25/22(2)                                      219,834
       294,859  GMAC Commercial Mortgage Securities, Inc.,
                Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(2)         292,795
       268,725  GNMA, Series 2003-51, Class KA, 3.50%, 10/20/28         267,124
       102,830  J.P. Morgan Mortgage Trust, Series 2004 A2,
                Class 1A1, VRN, 3.81%, 7/1/08(2)                        101,951
       174,087  J.P. Morgan Mortgage Trust, Series 2004 A4,
                Class 2A2, VRN, 4.62%, 7/1/08(2)                        167,930
       391,524  LB-UBS Commercial Mortgage Trust, Series 2004
                C4, Class A2, VRN, 4.57%, 7/11/08(2)                    391,596
       317,244  LB-UBS Commercial Mortgage Trust, Series 2005
                C2, Class A2 SEQ, 4.82%, 4/15/30(2)                     316,693
       250,000  LB-UBS Commercial Mortgage Trust, Series 2005
                C3, Class A3 SEQ, 4.65%, 7/30/30(2)                     243,959
         1,783  Lehman Brothers Commercial Conduit Mortgage
                Trust, Series 1998 C1, Class C,
                6.68%, 2/18/30(2)                                         1,779
       380,000  Lehman Brothers Commercial Conduit Mortgage
                Trust, Series 1999 C1, Class B,
                6.93%, 6/15/31(2)                                       386,154
       250,000  Merrill Lynch Mortgage Trust STRIPS-COUPON,
                Series 2006 C1, Class A2, VRN, 5.61%, 7/1/08(2)         250,325
       184,876  Morgan Stanley Capital I, Series 2004 HQ3,
                Class A2 SEQ, 4.05%, 1/13/41(2)                         182,938
        25,426  Washington Mutual Mortgage Pass-Through
                Certificates, Series 2003 AR9, Class 1A4, VRN,
                3.70%, 7/1/08(2)                                         25,405

Short Duration - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
   $   245,000  Washington Mutual Mortgage Pass-Through
                Certificates, Series 2004 AR4, Class A6, VRN,
                3.80%, 7/1/08(2)                                   $    242,063
       195,000  Washington Mutual Mortgage Pass-Through
                Certificates, Series 2004 AR9, Class A7, VRN,
                4.13%, 7/1/08(2)                                        192,062
       475,000  Washington Mutual Mortgage Pass-Through
                Certificates, Series 2005 AR4, Class A3, VRN,
                4.59%, 7/1/08(2)                                        471,135
       200,000  Washington Mutual Mortgage Pass-Through
                Certificates, Series 2005 AR4, Class A4B, VRN,
                4.67%, 7/1/08(2)                                        198,058
       306,080  Wells Fargo Mortgage Backed Securities Trust,
                Series 2004 EE, Class 3A1, VRN, 4.02%, 7/1/08(2)        302,097
       135,891  Wells Fargo Mortgage Backed Securities Trust,
                Series 2007-11, Class A19 SEQ, 6.00%, 8/25/37(2)        134,291
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,837,078)                                                     7,871,832
                                                                   ------------
U.S. TREASURY SECURITIES - 22.7%
--------------------------------------------------------------------------------
       651,030  U.S. Treasury Inflation Indexed Notes,
                3.00%, 7/15/12(2)                                       715,268
       232,478  U.S. Treasury Inflation Indexed Notes,
                2.00%, 1/15/14(2)                                       246,990
       505,172  U.S. Treasury Inflation Indexed Notes,
                2.50%, 7/15/16(2)                                       552,374
       500,000  U.S. Treasury Notes, 4.75%, 2/15/10(2)                  518,242
       450,000  U.S. Treasury Notes, 2.625%, 5/31/10(3)                 450,563
       800,000  U.S. Treasury Notes, 4.125%, 8/15/10(2)                 824,626
       400,000  U.S. Treasury Notes, 4.50%, 2/28/11(2)                  417,282
                                                                   ------------
TOTAL U.S. TREASURY SECURITIES
(Cost $3,744,620)                                                     3,725,345
                                                                   ------------
CORPORATE BONDS - 14.4%
--------------------------------------------------------------------------------

AUTOMOBILES - 0.6%
       100,000  DaimlerChrysler N.A. Holding Corp.,
                5.875%, 3/15/11(2)                                      101,374
                                                                   ------------

CAPITAL MARKETS - 0.6%
       100,000  Goldman Sachs Group, Inc. (The),
                4.50%, 6/15/10(2)                                       100,199
                                                                   ------------

CHEMICALS - 0.6%
       100,000  E.I. du Pont de Nemours & Co., 5.00%, 1/15/13(2)        100,986
                                                                   ------------

COMMERCIAL BANKS - 0.9%
       150,000  PNC Funding Corp., 4.50%, 3/10/10(2)                    149,373
                                                                   ------------

CONSUMER FINANCE - 0.6%
       100,000  American Express Centurion Bank,
                4.375%, 7/30/09(2)                                       99,615
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - 2.1%
       100,000  Bank of America Corp., 4.25%, 10/1/10(2)                 99,328
       150,000  Citigroup, Inc., 4.125%, 2/22/10(2)                     148,692
       100,000  Pricoa Global Funding I, 5.40%, 10/18/12
                (Acquired 10/11/07, Cost $99,801)(2)(4)                  99,961
                                                                   ------------
                                                                        347,981
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
       113,000  AT&T, Inc., 6.25%, 3/15/11(2)                           116,949
                                                                   ------------

ELECTRIC UTILITIES - 0.5%
        85,000  Virginia Electric and Power Co.,
                4.50%, 12/15/10(2)                                       85,513
                                                                   ------------
FOOD PRODUCTS - 1.6%
       100,000  General Mills, Inc., 5.65%, 9/10/12(2)                  102,098
       150,000  Kellogg Co., 6.60%, 4/1/11(2)                           157,953
                                                                   ------------
                                                                        260,051
                                                                   ------------

Short Duration - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                   Value
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES - 0.6%
   $   100,000  Pulte Homes, Inc., 7.875%, 8/1/11(2)               $     99,000
                                                                   ------------

INSURANCE - 1.0%
       165,000  MetLife Global Funding I, 4.625%, 8/19/10
                (Acquired 4/8/08, Cost $166,516)(2)(4)                  166,183
                                                                   ------------

MACHINERY - 1.0%
       150,000  Caterpillar Financial Services Corp.,
                5.05%, 12/1/10(2)                                       154,205
                                                                   ------------
MEDIA - 0.9%
       140,000  Comcast Cable Communications LLC,
                6.75%, 1/30/11(2)                                       145,160
                                                                   ------------

OIL, GAS & CONSUMABLE FUELS - 0.6%
       100,000  Enterprise Products Operating LP,
                4.95%, 6/1/10(2)                                        100,042
                                                                   ------------

ROAD & RAIL - 1.2%
       200,000  Union Pacific Corp., 3.625%, 6/1/10(2)                  196,458
                                                                   ------------

SPECIALTY RETAIL - 0.9%
       150,000  Home Depot, Inc. (The), 4.625%, 8/15/10(2)              148,122
                                                                   ------------
TOTAL CORPORATE BONDS
(Cost $2,373,588)                                                     2,371,211
                                                                   ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
SECURITIES(1) - 7.0%
--------------------------------------------------------------------------------
       321,866  FHLMC, 5.00%, 10/1/10(2)                                329,040
       235,404  FHLMC, 5.50%, 12/1/36                                   232,314
       150,000  FNMA, 3.00%, 7/12/10(2)                                 149,454
       354,260  FNMA, 5.00%, 7/1/20(2)                                  352,097
        91,677  FNMA, 5.50%, 7/1/36                                      90,544
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED SECURITIES
(Cost $1,150,836)                                                     1,153,449
                                                                   ------------
ASSET-BACKED SECURITIES(1) - 3.1%
--------------------------------------------------------------------------------
       200,000  CNH Equipment Trust, Series 2007 C, Class A3A
                SEQ, 5.21%, 12/15/11(2)                                 203,659
       170,000  Detroit Edison Securitization Funding LLC,
                Series 2001-1, Class A4 SEQ, 6.19%, 3/1/13(2)           175,752
       130,361  FHLMC, Series T7, Class A5 SEQ, VRN,
                7.27%, 7/1/08                                           128,563
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
(Cost $503,276)                                                         507,974
                                                                   ------------
MUNICIPAL SECURITIES -- 1.0%
--------------------------------------------------------------------------------
       150,000  City of Lincoln Electric System Rev.,
                5.25%, 9/1/11, Prerefunded at 100% of Par(2)(5)
(Cost $163,153)                                                         159,868
                                                                   ------------
TEMPORARY CASH INVESTMENTS - 2.0%
--------------------------------------------------------------------------------
Repurchase Agreement, Morgan Stanley Group, Inc.,
(collateralized by various U.S. Treasury obligations, 6.00%,
2/15/26, valued at $343,031), in a joint trading account at
1.65%, dated 6/30/08, due 7/1/08 (Delivery value $337,015)
(Cost $337,000)(2)                                                      337,000
                                                                   ------------

TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL(6) - 3.7%
--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Capital, Inc., (collateralized by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.50%, dated 6/30/08, due 7/1/08
(Delivery value $150,010)                                               150,000

Short Duration - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.45%, dated
6/30/08, due 7/1/08 (Delivery value $150,010)                      $    150,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.50%, dated
6/30/08, due 7/1/08 (Delivery value $150,010)                           150,000

Repurchase Agreement, UBS Securities LLC, (collateralized by various U.S. Government Agency obligations in a pooled account at the lending agent), 2.65%, dated 6/30/08, due 7/1/08
(Delivery value $164,126)                                               164,114

                                                                   ------------
TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES
LENDING COLLATERAL
(Cost $614,114)                                                         614,114
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 101.8%
(Cost $16,723,665)                                                   16,740,793
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (1.8)%                                 (298,150)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $ 16,442,643
                                                                   ============

FUTURES CONTRACTS

                                  Expiration       Underlying Face   Unrealized
Contracts Purchased               Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
39 U.S. Treasury 2-Year Notes     September 2008   $8,236,922          $  7,225
                                                   ============================

                                  Expiration       Underlying Face   Unrealized
Contracts Sold                    Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
25 U.S. Treasury 10-Year Notes    September 2008   $2,848,047          $(17,722)
                                                   ============================

SWAP AGREEMENTS
--------------------------------------------------------------------------------

    Notional                                          Expiration      Unrealized
     Amount           Description of Agreement           Date        Gain (Loss)
--------------------------------------------------------------------------------
     CREDIT
     DEFAULT
--------------------------------------------------------------------------------
    $450,000       Pay semiannually a fixed rate       June 2012        $15,875
                   equal to 1.25% multiplied by
                   the notional amount and
                   receive from Barclays Bank plc
                   upon each default event of one
                   of the issues of Dow Jones CDX
                   Emerging Markets 7, par value
                   of the proportional notional
                   amount.

     60,000        Pay quarterly a fixed rate        December 2012        3,276
                   equal to 0.73% multiplied by
                   the notional amount and
                   receive from Barclays Bank plc
                   upon each default event of
                   American International Group,
                   Inc., par value of the
                   proportional notional amount
                   of American International
                   Group, Inc., 4.25%, 5/15/13.

     200,000       Pay quarterly a fixed rate       September 2017        6,613
                   equal to 0.69% multiplied by
                   the notional amount and
                   receive from Barclays Bank plc
                   upon each default event of
                   JPMorgan Chase & Co., par
                   value of the proportional
                   notional amount of JPMorgan
                   Chase & Co., 6.75%, 2/1/11.
                                                                     ----------
                                                                     $   25,764
                                                                     ==========

Short Duration - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

Notes to Schedule of Investments
--------------------------------------------------------------------------------

CDX        -   Credit Derivative Indexes

FHLMC      -   Federal Home Loan Mortgage Corporation

FNMA       -   Federal National Mortgage Association

GMAC       -   General Motors Acceptance Corporation

GNMA       -   Government National Mortgage Association

LB-UBS     -   Lehman Brothers Inc. -- UBS AG

SEQ        -   Sequential Payer

STRIPS     -   Separate Trading of Registered Interest and Principal of
               Securities.

VRN        -   Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.

(1)   Final maturity indicated, unless otherwise noted.

(2)   Security, or portion thereof, has been segregated for futures contracts and/or swap agreements.

(3)   Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $451,284.

(4)   Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2008, was $266,144, which represented 1.6% of total net assets.

(5)   Escrowed to maturity in U.S. government securities or state and local government securities.

(6)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

Short Duration - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                             Unrealized Gain
                                           Value of          (Loss) on Other
                                          Investment            Financial
          Valuation Inputs                Securities          Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                -               $(10,497)
Level 2 - Other Significant
Observable Inputs                            $16,740,793                 25,764
Level 3 - Significant Unobservable
Inputs                                                 -                      -
                                       ----------------------------------------
                                             $16,740,793                $15,267
                                       ========================================

*Includes futures contracts and swap agreements.

3. Federal Tax Information

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                             $16,723,665
                                                            ===========
Gross tax appreciation of investments                       $    89,013
Gross tax depreciation of investments                           (71,885)
                                                            -----------
Net tax appreciation (depreciation) of investments          $    17,128
                                                            ===========

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                                 Core Plus Fund

                                  June 30, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

Core Plus - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                    Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) - 30.2%
--------------------------------------------------------------------------------
$   804,666 FHLMC, 5.00%, 10/1/10(2)                               $    822,600
    377,816 FHLMC, 4.50%, 6/1/21(2)                                     367,591
     27,291 FHLMC, 6.50%, 7/1/47(2)                                      27,952
  2,115,000 FNMA, 6.00%, settlement date 7/14/08(3)                   2,133,847
    657,000 FNMA, 6.50%, settlement date 7/14/08(3)                     676,402
    767,546 FNMA, 5.00%, 7/1/20(2)                                      762,860
    428,563 FNMA, 5.00%, 11/1/33(2)                                     413,505
    847,368 FNMA, 5.00%, 8/1/34(2)                                      816,535
    454,639 FNMA, 5.00%, 8/1/35(2)                                      437,385
    487,373 FNMA, 4.50%, 9/1/35(2)                                      452,438
    571,142 FNMA, 5.50%, 7/1/36                                         564,081
    342,815 FNMA, 6.50%, 8/1/37(2)                                      350,843
     13,279 FNMA, 6.50%, 6/1/47(2)                                       13,601
     32,161 FNMA, 6.50%, 8/1/47(2)                                       32,939
     45,805 FNMA, 6.50%, 8/1/47(2)                                       46,914
      5,527 FNMA, 6.50%, 9/1/47(2)                                        5,661
     37,665 FNMA, 6.50%, 9/1/47(2)                                       38,577
     43,576 FNMA, 6.50%, 9/1/47(2)                                       44,631
     53,069 FNMA, 6.50%, 9/1/47(2)                                       54,354
     76,702 FNMA, 6.50%, 9/1/47(2)                                       78,560
  2,000,000 GNMA, 5.50%, settlement date 7/21/08(3)                   1,990,313
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $10,149,673)                                                   10,131,589
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS(1) - 29.7%
--------------------------------------------------------------------------------
    153,324 Banc of America Alternative Loan Trust,
            Series 2007-2, Class 2A4, 5.75%, 6/25/37(2)                 142,066
    750,000 Banc of America Commercial Mortgage, Inc.,
            Series 2000-2, Class B, VRN,
            7.38%, 7/1/08(2)                                            780,436
    150,000 Banc of America Commercial Mortgage, Inc.,
            Series 2002 PB2, Class A3 SEQ,
            6.09%, 6/11/35(2)                                           151,402
    750,000 Banc of America Commercial Mortgage, Inc.,
            Series 2002 PB2, Class B SEQ,
            6.31%, 6/11/35(2)                                           768,499
  1,025,000 Banc of America Commercial Mortgage, Inc.,
            Series 2004-2, Class A3 SEQ,
            4.05%, 11/10/38(2)                                        1,003,597
    200,000 Banc of America Mortgage Securities, Inc.,
            Series 2004 G, Class 2A6, VRN,
            4.65%, 7/1/08(2)                                            199,941
    200,000 Bank of America, N.A.-First Union National
            Bank Commercial Mortgage Trust,
            Series 2001-3, Class A2 SEQ,
            5.46%, 4/11/37(2)                                           200,435
  1,198,346 Bear Stearns Commercial Mortgage
            Securities Trust STRIPS-COUPON,
            Series 2004 T16, Class X2, VRN,
            0.72%, 7/1/08(2)                                             29,072
    425,000 Chase Commercial Mortgage Securities
            Corp., Series 2000-2, Class C, VRN,
            7.93%, 7/1/08(2)                                            446,477
    456,814 Commercial Mortgage Acceptance Corp.
            STRIPS-COUPON, Series 1998 C2, Class X,
            VRN, 1.00%, 7/1/08(2)                                        16,406
    580,337 Countrywide Home Loan Mortgage
            Pass-Through Trust, Series 2003-37,
            Class 2A2, VRN, 4.23%, 7/1/08(2)                            558,261
    451,641 Countrywide Home Loan Mortgage
            Pass-Through Trust, Series 2007-16,
            Class A1, 6.50%, 10/25/37(2)                                442,984

Core Plus - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                    Value
--------------------------------------------------------------------------------
$   500,000 Credit Suisse First Boston Mortgage
            Securities Corp., Series 2000 C1, Class B,
            VRN, 7.66%, 7/11/08(2)                                 $    524,698
    246,770 Credit Suisse First Boston Mortgage
            Securities Corp., Series 2003 AR28,
            Class 2A1, VRN, 4.41%, 7/1/08(2)                            246,533
    330,096 FHLMC, Series 2522, Class XA SEQ,
            5.00%, 8/15/16(2)                                           334,213
     55,897 FHLMC, Series 2613, Class HB SEQ,
            4.50%, 10/15/13(2)                                           55,980
     60,312 FHLMC, Series 2632, Class TE,
            2.50%, 6/15/22(2)                                            60,242
    200,000 FHLMC, Series 3203, Class VN SEQ,
            5.00%, 6/15/22(2)                                           188,802
     95,317 FNMA, Series 2003-52, Class KF SEQ, VRN,
            2.88%, 7/25/08, resets monthly off the
            1-month LIBOR plus 0.40% with a cap of
            7.50%(2)                                                     95,196
    229,292 FNMA, Series 2003-54, Class TC,
            4.50%, 5/25/15(2)                                           230,369
     98,276 FNMA, Series 2004-9, Class YJ,
            4.00%, 10/25/13(2)                                           98,249
    401,063 FNMA, Series 2005-47, Class AN SEQ,
            5.00%, 12/25/16(2)                                          406,273
    136,054 FNMA, Series 2005-63, Class HA SEQ,
            5.00%, 4/25/23(2)                                           137,526
    149,832 Greenwich Capital Commercial Funding
            Corp., Series 2006 FL4A, Class A1, VRN,
            2.55%, 7/5/08, resets monthly off the
            1-month LIBOR plus 0.09% with no caps
            (Acquired 12/14/06, Cost $149,832)(2)(4)                    140,574
    244,128 J.P. Morgan Mortgage Trust, Series 2004
            A2, Class 1A1, VRN, 3.81%, 7/1/08(2)                        242,042
    279,221 LB-UBS Commercial Mortgage Trust,
            Series 2003 C5, Class A2 SEQ,
            3.48%, 7/15/27(2)                                           278,681
    500,000 LB-UBS Commercial Mortgage Trust,
            Series 2005 C3, Class A3 SEQ,
            4.65%, 7/30/30(2)                                           487,919
      4,457 Lehman Brothers Commercial Conduit
            Mortgage Trust, Series 1998 C1, Class C,
            6.68%, 2/18/30(2)                                             4,448
    211,000 Lehman Brothers Commercial Conduit
            Mortgage Trust, Series 1999 C1, Class B,
            6.93%, 6/15/31(2)                                           214,417
    300,000 Wachovia Bank Commercial Mortgage Trust,
            Series 2006 C23, Class A4, VRN,
            5.42%, 7/1/08 (2)                                           287,006
    300,000 Washington Mutual Mortgage Pass-Through
            Certificates, Series 2004 AR4, Class A6,
            VRN, 3.80%, 7/1/08(2)                                       296,404
    450,000 Washington Mutual Mortgage Pass-Through
            Certificates, Series 2005 AR4, Class A3,
            VRN, 4.59%, 7/1/08(2)                                       446,339
    250,000 Washington Mutual Mortgage Pass-Through
            Certificates, Series 2005 AR4, Class A4B,
            VRN, 4.67%, 7/1/08(2)                                       247,572
    226,485 Wells Fargo Mortgage Backed Securities
            Trust, Series 2007-11, Class A19 SEQ,
            6.00%, 8/25/37(2)                                           223,818
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,997,296)                                                     9,986,877
                                                                   ------------
CORPORATE BONDS - 22.7%
--------------------------------------------------------------------------------

AEROSPACE & DEFENSE - 0.6%
     30,000 Honeywell International, Inc.,
            5.30%, 3/15/17(2)                                            29,905
     30,000 Honeywell International, Inc.,
            5.30%, 3/1/18(2)                                             29,652
     30,000 Lockheed Martin Corp., 6.15%, 9/1/36(2)                      29,818
     95,000 United Technologies Corp., 6.05%, 6/1/36(2)                  94,559
     30,000 United Technologies Corp.,
            6.125%, 7/15/38(2)                                           30,281
                                                                   ------------
                                                                        214,215
                                                                   ------------

AUTOMOBILES - 0.1%
     30,000 DaimlerChrysler N.A. Holding Corp.,
            6.50%, 11/15/13(2)                                           31,164
                                                                   ------------

BEVERAGES - 0.4%
     60,000 Coca-Cola Co. (The), 5.35%, 11/15/17(2)                      60,679
     85,000 Miller Brewing Co., 4.25%, 8/15/08
            (Acquired 12/4/06, Cost $83,900)(2)(4)                       85,118
                                                                   ------------
                                                                        145,797
                                                                   ------------

Core Plus - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                    Value
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 0.1%
$    30,000 Amgen, Inc., 6.15%, 6/1/18(2)                          $     30,252
                                                                   ------------

CAPITAL MARKETS - 1.6%
     70,000 Bear Stearns Cos., Inc. (The),
            6.40%, 10/2/17(2)                                            69,388
     70,000 Credit Suisse (New York), 5.00%, 5/15/13(2)                  68,223
    100,000 Deutsche Bank AG (London), 4.875%, 5/20/13                   98,519
     35,000 Goldman Sachs Group, Inc. (The),
            6.15%, 4/1/18(2)                                             34,066
    125,000 Merrill Lynch & Co., Inc., 4.79%, 8/4/10(2)                 121,611
     70,000 Merrill Lynch & Co., Inc., 6.875%, 4/25/18                   66,830
    100,000 Morgan Stanley, 6.00%, 4/28/15(2)                            95,882
                                                                   ------------
                                                                        554,519
                                                                   ------------

CHEMICALS - 0.3%
     40,000 Air Products & Chemicals, Inc.,
            4.15%, 2/1/13(2)                                             39,175
     50,000 E.I. du Pont de Nemours & Co.,
            5.00%, 1/15/13(2)                                            50,492
     20,000 Rohm & Haas Co., 5.60%, 3/15/13(2)                           20,069
                                                                   ------------
                                                                        109,736
                                                                   ------------

COMMERCIAL BANKS - 0.6%
     40,000 Fifth Third Bancorp., 6.25%, 5/1/13(2)                       36,664
     40,000 KeyCorp, 6.50%, 5/14/13(2)                                   35,765
     90,000 PNC Bank N.A., 4.875%, 9/21/17(2)                            79,242
     30,000 PNC Bank N.A., 6.00%, 12/7/17(2)                             28,489
     30,000 Wells Fargo & Co., 4.375%, 1/31/13(2)                        29,091
                                                                   ------------
                                                                        209,251
                                                                   ------------

COMMERCIAL SERVICES & SUPPLIES - 0.1%
     20,000 Pitney Bowes, Inc., 5.75%, 9/15/17(2)                        19,949
                                                                   ------------

COMPUTERS & PERIPHERALS - 0.2%
     60,000 Hewlett-Packard Co., 4.50%, 3/1/13(2)                        59,512
                                                                   ------------

DIVERSIFIED FINANCIAL SERVICES - 2.4%
    170,000 Bank of America Corp., 4.375%, 12/1/10(2)                   169,557
     70,000 Bank of America Corp., 4.90%, 5/1/13(2)                      67,654
     80,000 Bank of America Corp., 5.65%, 5/1/18(2)                      74,934
     60,000 Bank of America N.A., 5.30%, 3/15/17(2)                      55,245
     75,000 Bank of America N.A., 6.00%, 10/15/36(2)                     66,771
     40,000 Citigroup, Inc., 5.50%, 4/11/13(2)                           39,096
    100,000 Citigroup, Inc., 5.00%, 9/15/14(2)                           92,844
     40,000 Citigroup, Inc., 6.125%, 5/15/18(2)                          38,404
     30,000 General Electric Capital Corp.,
            4.80%, 5/1/13                                                29,434
     50,000 General Electric Capital Corp.,
            5.625%, 9/15/17(2)                                           49,052
     20,000 John Deere Capital Corp., 4.50%, 4/3/13(2)                   19,780
     60,000 John Deere Capital Corp., 5.50%, 4/13/17(2)                  60,276
     50,000 Pricoa Global Funding I, 5.40%, 10/18/12
            (Acquired 10/11/07, Cost $49,901)(2)(4)                      49,980
                                                                   ------------
                                                                        813,027
                                                                   ------------

DIVERSIFIED TELECOMMUNICATION SERVICES - 1.6%
     70,000 AT&T, Inc., 6.80%, 5/15/36(2)                                70,508
     20,000 AT&T, Inc., 6.40%, 5/15/38(2)                                19,250
     20,000 Qwest Corp., 7.875%, 9/1/11(2)                               20,100
     80,000 Qwest Corp., 7.50%, 10/1/14(2)                               77,400
     70,000 Rogers Communications, Inc.,
            6.25%, 6/15/13(2)                                            71,637
    100,000 Telefonica Emisiones SAU, 5.98%, 6/20/11(2)                 101,578
     30,000 Telefonica Emisiones SAU, 7.05%, 6/20/36(2)                  30,947

Core Plus - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                    Value
--------------------------------------------------------------------------------
$    30,000 Verizon Communications, Inc.,
            5.55%, 2/15/16(2)                                      $     29,291
     30,000 Verizon Communications, Inc.,
            5.50%, 2/15/18(2)                                            28,621
     30,000 Verizon Communications, Inc.,
            6.10%, 4/15/18(2)                                            29,868
     40,000 Verizon Communications, Inc.,
            6.40%, 2/15/38(2)                                            37,434
                                                                   ------------
                                                                        516,634
                                                                   ------------

ELECTRIC UTILITIES - 0.5%
     60,000 Cleveland Electric Illuminating Co. (The),
            5.70%, 4/1/17(2)                                             57,218
     30,000 Florida Power Corp., 5.65%, 6/15/18(2)                       30,366
     20,000 Florida Power Corp., 6.35%, 9/15/37(2)                       20,425
     70,000 Southern California Edison Co.,
            5.625%, 2/1/36(2)                                            66,558
                                                                   ------------
                                                                        174,567
                                                                   ------------

ELECTRICAL EQUIPMENT - 0.1%
     50,000 Rockwell Automation, Inc.,
            6.25%, 12/1/37(2)                                            50,570
                                                                   ------------

FOOD & STAPLES RETAILING - 1.0%
     30,000 CVS Caremark Corp., 5.75%, 6/1/17(2)                         29,598
     70,000 Kroger Co. (The), 5.00%, 4/15/13(2)                          68,955
     50,000 SYSCO Corp., 4.20%, 2/12/13(2)                               48,942
     30,000 Wal-Mart Stores, Inc., 4.25%, 4/15/13(2)                     29,877
     95,000 Wal-Mart Stores, Inc., 5.875%, 4/5/27(2)                     92,491
     30,000 Wal-Mart Stores, Inc., 6.50%, 8/15/37(2)                     31,018
     30,000 Wal-Mart Stores, Inc., 6.20%, 4/15/38(2)                     29,615
                                                                   ------------
                                                                        330,496
                                                                   ------------

FOOD PRODUCTS - 0.6%
     30,000 Cargill, Inc., 5.20%, 1/22/13 (Acquired
            1/16/08, Cost $29,975)(2)(4)                                 29,754
     60,000 General Mills, Inc., 5.65%, 9/10/12(2)                       61,259
     20,000 Kellogg Co., 6.60%, 4/1/11(2)                                21,060
     50,000 Kellogg Co., 5.125%, 12/3/12(2)                              50,727
     40,000 Kraft Foods, Inc., 6.00%, 2/11/13(2)                         40,469
                                                                   ------------
                                                                        203,269
                                                                   ------------

HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
     50,000 Baxter International, Inc.,
            5.90%, 9/1/16(2)                                             51,346
     30,000 Baxter International, Inc.,
            5.375%, 6/1/18(2)                                            29,748
     20,000 Baxter International, Inc.,
            6.25%, 12/1/37(2)                                            20,147
                                                                   ------------
                                                                        101,241
                                                                   ------------

HOTELS, RESTAURANTS & LEISURE - 0.3%
     60,000 McDonald's Corp., 5.35%, 3/1/18(2)                           58,735
     20,000 McDonald's Corp., 6.30%, 10/15/37(2)                         19,984
     25,000 Yum! Brands, Inc., 6.875%, 11/15/37(2)                       23,167
                                                                   ------------
                                                                        101,886
                                                                   ------------

HOUSEHOLD DURABLES - 0.6%
    200,000 Pulte Homes, Inc., 7.875%, 8/1/11(2)                        198,000
                                                                   ------------

HOUSEHOLD PRODUCTS - 0.1%
     20,000 Kimberly-Clark Corp., 6.125%, 8/1/17(2)                      20,832
     30,000 Procter & Gamble Co. (The),
            5.55%, 3/5/37(2)                                             28,976
                                                                   ------------
                                                                         49,808
                                                                   ------------

INDUSTRIAL CONGLOMERATES - 0.9%
    250,000 General Electric Co., 5.00%, 2/1/13(2)                      252,157
     50,000 General Electric Co., 5.25%, 12/6/17(2)                      48,225
                                                                   ------------
                                                                        300,382
                                                                   ------------

INSURANCE - 1.4%
     60,000 Hartford Financial Services Group, Inc.
            (The), 5.375%, 3/15/17(2)                                    56,712

Core Plus - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                    Value
--------------------------------------------------------------------------------
$    30,000 Hartford Financial Services Group, Inc.
            (The), 6.30%, 3/15/18(2)                               $     30,065
     30,000 Hartford Financial Services Group, Inc.
            (The), 6.00%, 1/15/19(2)                                     28,939
     40,000 Lincoln National Corp., 6.30%, 10/9/37(2)                    37,734
    170,000 MetLife Global Funding I, 5.125%, 4/10/13
            (Acquired 4/7/08-4/8/08, Cost
            $170,486)(2)(4)                                             167,642
     70,000 New York Life Global Funding,
            4.65%, 5/9/13 (Acquired 5/2/08, Cost
            $69,877)(2)(4)                                               69,540
     50,000 Prudential Financial, Inc.,
            6.00%, 12/1/17(2)                                            49,607
     20,000 Travelers Cos., Inc. (The),
            6.25%, 6/15/37(2)                                            18,674
                                                                   ------------
                                                                        458,913
                                                                   ------------

MACHINERY - 0.7%
     20,000 Atlas Copco AB, 5.60%, 5/22/17 (Acquired
            5/15/07, Cost $19,991)(2)(4)                                 19,509
     20,000 Caterpillar Financial Services Corp.,
            4.85%, 12/7/12(2)                                            19,968
    130,000 Caterpillar Financial Services Corp.,
            5.45%, 4/15/18(2)                                           129,313
     50,000 SPX Corp., 7.625%, 12/15/14 (Acquired
            12/10/07, Cost $50,000)(2)(4)                                50,812
                                                                   ------------
                                                                        219,602
                                                                   ------------

MEDIA - 1.6%
    100,000 Comcast Cable Communications LLC,
            6.75%, 1/30/11(2)                                           103,684
    100,000 Comcast Corp., 5.90%, 3/15/16(2)                             97,941
     30,000 Comcast Corp., 5.70%, 5/15/18(2)                             28,544
     30,000 Comcast Corp., 6.40%, 5/15/38(2)                             27,822
    100,000 Pearson Dollar Finance Two plc,
            6.25%, 5/6/18 (Acquired 4/29/08, Cost
            $99,816)(2)(4)                                               99,129
     60,000 Time Warner Cable, Inc., 5.40%, 7/2/12(2)                    59,470
     70,000 Time Warner Cable, Inc., 6.75%, 7/1/18(2)                    70,662
     50,000 Time Warner, Inc., 5.50%, 11/15/11(2)                        49,319
                                                                   ------------
                                                                        536,571
                                                                   ------------

METALS & MINING - 0.7%
     40,000 ArcelorMittal, 6.125%, 6/1/18 (Acquired
            5/19/08, Cost $39,828)(2)(4)                                 39,202
     50,000 Freeport-McMoRan Copper & Gold, Inc.,
            8.25%, 4/1/15(2)                                             52,631
     50,000 Freeport-McMoRan Copper & Gold, Inc.,
            8.375%, 4/1/17(2)                                            52,832
     80,000 Rio Tinto Finance USA Ltd.,
            5.875%, 7/15/13(2)                                           80,568
                                                                   ------------
                                                                        225,233
                                                                   ------------

MULTILINE RETAIL - 0.3%
     20,000 Federated Retail Holdings, Inc.,
            5.35%, 3/15/12(2)                                            18,606
     20,000 Kohl's Corp., 6.875%, 12/15/37(2)                            18,098
     60,000 Macy's Retail Holdings, Inc.,
            5.875%, 1/15/13(2)                                           55,754
                                                                   ------------
                                                                         92,458
                                                                   ------------

MULTI-UTILITIES - 0.7%
     20,000 CenterPoint Energy Resources Corp.,
            6.125%, 11/1/17(2)                                           19,535
     40,000 CenterPoint Energy Resources Corp.,
            6.25%, 2/1/37(2)                                             35,678
     30,000 Dominion Resources, Inc., 6.40%, 6/15/18(2)                  30,353
     50,000 NSTAR Electric Co., 5.625%, 11/15/17(2)                      50,672
     50,000 Pacific Gas & Electric Co.,
            4.20%, 3/1/11(2)                                             49,625
     20,000 Pacific Gas & Electric Co.,
            5.80%, 3/1/37(2)                                             18,752
     20,000 Pacific Gas & Electric Co.,
            6.35%, 2/15/38(2)                                            20,102
                                                                   ------------
                                                                        224,717
                                                                   ------------

OIL, GAS & CONSUMABLE FUELS - 1.7%
     20,000 Canadian Natural Resources Ltd.,
            5.70%, 5/15/17(2)                                            19,646
     20,000 Canadian Natural Resources Ltd.,
            6.75%, 2/1/39(2)                                             20,151
     30,000 ConocoPhillips, 5.20%, 5/15/18(2)                            29,667

Core Plus - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                    Value
--------------------------------------------------------------------------------
$    50,000 Enbridge Energy Partners LP,
            6.50%, 4/15/18 (Acquired 3/31/08, Cost
            $49,733)(2)(4)                                         $     50,357
    160,000 Enterprise Products Operating LP,
            4.95%, 6/1/10(2)                                            160,066
     30,000 Enterprise Products Operating LP,
            6.30%, 9/15/17(2)                                            29,883
     40,000 Nexen, Inc., 6.40%, 5/15/37(2)                               38,076
    150,000 Premcor Refining Group, Inc. (The),
            6.125%, 5/1/11(2)                                           150,962
     30,000 Tesoro Corp., 6.25%, 11/1/12(2)                              28,650
     10,000 TransCanada PipeLines Ltd.,
            6.20%, 10/15/37(2)                                            9,216
     20,000 XTO Energy, Inc., 6.375%, 6/15/38(2)                         19,201
                                                                   ------------
                                                                        555,875
                                                                   ------------

PHARMACEUTICALS - 1.2%
     90,000 Abbott Laboratories, 5.875%, 5/15/16(2)                      92,866
     30,000 Abbott Laboratories, 5.60%, 11/30/17(2)                      30,359
    100,000 AstraZeneca plc, 5.40%, 9/15/12(2)                          102,402
     40,000 AstraZeneca plc, 5.90%, 9/15/17(2)                           41,113
     70,000 GlaxoSmithKline Capital, Inc.,
            4.85%, 5/15/13(2)                                            70,011
     40,000 GlaxoSmithKline Capital, Inc.,
            6.375%, 5/15/38(2)                                           39,890
     30,000 Wyeth, 5.95%, 4/1/37(2)                                      29,094
                                                                   ------------
                                                                        405,735
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.2%
     90,000 ProLogis, 5.625%, 11/15/16(2)                                83,597
                                                                   ------------

ROAD & RAIL - 0.4%
    100,000 Norfolk Southern Corp., 5.75%, 4/1/18
            (Acquired 4/1/08, Cost $99,723)(2)(4)                        98,745
     30,000 Union Pacific Corp., 5.75%, 11/15/17(2)                      29,603
                                                                   ------------
                                                                        128,348
                                                                   ------------

SOFTWARE - 0.5%
     40,000 Intuit, Inc., 5.75%, 3/15/17(2)                              37,684
    140,000 Oracle Corp., 5.75%, 4/15/18(2)                             140,347
                                                                   ------------
                                                                        178,031
                                                                   ------------

SPECIALTY RETAIL - 0.8%
    250,000 Home Depot, Inc. (The), 4.625%, 8/15/10(2)                  246,871
     20,000 Lowe's Cos., Inc., 5.60%, 9/15/12(2)                         20,638
                                                                   ------------
                                                                        267,509
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
     50,000 Vodafone Group plc, 5.625%, 2/27/17(2)                       48,291
                                                                   ------------

TOTAL CORPORATE BONDS
(Cost $7,771,188)                                                     7,639,155
                                                                   ------------
U.S. TREASURY SECURITIES - 14.8%
--------------------------------------------------------------------------------
     27,000 U.S. Treasury Bonds, 8.125%, 8/15/21(2)                      36,935
    825,406 U.S. Treasury Inflation Indexed Bonds,
            2.375%, 1/15/27(5)                                          864,420
    102,522 U.S. Treasury Inflation Indexed Bonds,
            1.75%, 1/15/28(2)                                            97,444
    955,640 U.S. Treasury Inflation Indexed Notes,
            3.00%, 7/15/12(2)(5)                                      1,049,935
    929,912 U.S. Treasury Inflation Indexed Notes,
            2.00%, 1/15/14(2)                                           987,959
    717,654 U.S. Treasury Inflation Indexed Notes,
            1.625%, 1/15/18(5)                                          729,765
    300,000 U.S. Treasury Notes, 4.75%, 5/31/12(5)                      317,508
    865,000 U.S. Treasury Notes, 3.50%, 5/31/13(5)                      872,299
                                                                   ------------
TOTAL U.S. TREASURY SECURITIES
(Cost $4,927,972)                                                     4,956,265
                                                                   ------------

Core Plus - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
  Principal Amount                                                    Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 3.6%
--------------------------------------------------------------------------------
$   400,000 Clark County School District GO,
            Series 2004 D, (Building Bonds),
            5.00%, 12/15/14, Prerefunded at 100% of
            Par (MBIA)(2)(7)                                       $    433,640
    400,000 Clark County School District GO,
            Series 2005 C, (Building Bonds),
            5.00%, 12/15/15, Prerefunded at 100% of
            Par (FSA)(2)(7)                                             434,676
    300,000 Massachusetts GO, Series 2005 C,
            5.00%, 9/1/15, Prerefunded at 100% of
            Par(2)(7)                                                   325,686
                                                                   ------------
TOTAL MUNICIPAL SECURITIES
(Cost $1,186,899)                                                     1,194,002
                                                                   ------------
ASSET-BACKED SECURITIES(1) - 2.8%
--------------------------------------------------------------------------------
    521,000 CNH Equipment Trust, Series 2007 C,
            Class A3A SEQ, 5.21%, 12/15/11(2)                           530,534
    325,903 FHLMC, Series T7, Class A5 SEQ, VRN,
            7.27%, 7/1/08                                               321,407
     95,023 SLM Student Loan Trust, Series 2007-8,
            Class A1, VRN, 3.15%, 7/25/08, resets
            quarterly off the 3-month LIBOR plus 0.23%
            with no caps(2)                                              94,450
      3,523 Soundview Home Equity Loan Trust,
            Series 2006-3, Class A1, VRN,
            2.52%, 7/25/08, resets monthly off the
            1-month LIBOR plus 0.04% with no caps(2)                      3,519
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
(Cost $945,906)                                                         949,910
                                                                   ------------
U.S. GOVERNMENT AGENCY SECURITIES - 2.8%
--------------------------------------------------------------------------------
    900,000 FHLMC, 5.625%, 3/15/11(2)
            (Cost $962,121)                                             949,457
                                                                   ------------

TEMPORARY CASH INVESTMENTS - 6.8%
--------------------------------------------------------------------------------
Repurchase Agreement, Credit Suisse First Boston,
Inc., (collateralized by various U.S. Treasury
obligations, 2.05%, 12/26/08, valued at $614,970), in
a joint trading account at 1.70%, dated 6/30/08, due
7/01/08 (Delivery value $603,028)(2)                                    603,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations,
3.875%, 1/15/09, valued at $1,699,728), in a joint
trading account at 1.70%, dated 6/30/08, due 7/01/08
(Delivery value $1,666,079)(2)                                        1,666,000
                                                                   ------------

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,269,000)                                                     2,269,000
                                                                   ------------
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL(6) - 8.7%
--------------------------------------------------------------------------------
   150,002  Bancaja US Debt SAu, VRN, 2.76%, 7/10/08, resets
            quarterly off the 3-month LIBOR plus 0.05% with no
            caps (Acquired 7/9/07, Cost $150,007)(4)                    149,957

   149,997  BASF AG, VRN, 2.72%, 7/21/08, resets quarterly off the 3-month LIBOR minus 0.01% with no caps
            (Acquired 6/27/07, Cost $149,985)(4)                        149,893

   99,970   K2 (USA) LLC, VRN, 2.09%, 7/1/08, resets quarterly
            off the Federal Reserve Prime Loan Rate minus 2.91%
            with no caps (Acquired 6/15/07, Cost $99,940)(4)             98,139

   149,953  Links Finance LLC, VRN, 2.10%, 7/1/08, resets
            quarterly off the Federal Reserve Prime Loan Rate
            minus 2.91% with no caps (Acquired 7/9/07,
            Cost $149,925)(4)                                           146,405

   150,000  Merrill Lynch & Co., Inc., VRN,
            2.17%, 7/1/08, resets quarterly off the
            Federal Reserve Prime Loan Rate minus
            2.83% with no caps                                          146,818

   150,124  Nationwide Building Society, VRN,
            2.80%, 9/8/08, resets quarterly off the
            3-month LIBOR plus 0.13% with no caps                       149,807

   149,946  Tango Finance Corp., VRN, 2.09%, 7/1/08,
            resets quarterly off the Federal Reserve
            Prime Loan Rate minus 2.91% with no caps
            (Acquired 6/29/07, Cost $149,891)(4)                        147,757

Core Plus - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
Repurchase Agreement, Barclays Capital, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$425,030)                                                          $    425,000

Repurchase Agreement, BNP Paribas Securities Corp.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.45%, dated 6/30/08, due 7/1/08 (Delivery value
$425,029)                                                               425,000

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Government Agency
obligations in a pooled account at the lending agent),
2.50%, dated 6/30/08, due 7/1/08 (Delivery value
$425,030)                                                               425,000

Repurchase Agreement, UBS Securities LLC, (collateralized
by various U.S. Government Agency obligations in a pooled
account at the lending agent), 2.65%, dated 6/30/08, due 7/1/08
(Delivery value $655,811)                                               655,763
                                                                   ------------

TOTAL TEMPORARY CASH INVESTMENTS - SECURITIES LENDING
COLLATERAL
(Cost $2,930,755)                                                     2,919,539
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 122.1%
(Cost $41,140,810)                                                   40,995,794
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (22.1)%                              (7,421,708)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $ 33,574,086
                                                                   ============

FUTURES CONTRACTS
                                    Expiration      Underlying Face  Unrealized
Contracts Purchased                 Date            Amount at Value  Gain (Loss)
--------------------------------------------------------------------------------
49 U.S. Treasury 2-Year Notes       September 2008  $10,348,953         $ 9,077
20 U.S. Treasury 10-Year Notes      September 2008    2,278,438          (1,607)
                                                    ---------------------------
                                                     12,627,391           7,470
                                                    ===========================

                                    Expiration      Underlying Face  Unrealized
Contracts Sold                      Date            Amount at Value  Gain (Loss)
--------------------------------------------------------------------------------
12 U.S. Long Bond                   September 2008  $1,387,125          $   629
                                                    ===========================

Core Plus - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SWAP AGREEMENTS

                                                                      Unrealized
                                                        Expiration      Gain
Notional Amount  Description of Agreement                  Date        (Loss)
--------------------------------------------------------------------------------
CREDIT DEFAULT
--------------------------------------------------------------------------------
     $  600,000  Pay quarterly a fixed rate equal to     June 2012    $  25,880
                 0.35% multiplied by the notional
                 amount and receive from Barclays
                 Bank plc upon each default event of
                 one of the issues of Dow Jones CDX
                 N.A. Investment Grade 8, par value
                 of the proportional notional amount.
      1,800,000  Pay semiannually a fixed rate equal     June 2012       64,406
                 to 1.25% multiplied by the notional
                 amount and receive from Barclays
                 Bank plc upon each default event of
                 one of the issues of Dow Jones CDX
                 Emerging Markets 7, par value of the
                 proportional notional amount.
         60,000  Pay quarterly a fixed rate equal to     December         1,019
                 2.45% multiplied by the notional          2012
                 amount and receive from Bank of
                 America N.A. upon each default event
                 of Toll Brothers, Inc., par value of
                 the proportional notional amount of
                 Toll Brothers Finance Corp., 6.875%,
                 11/15/12.
         60,000  Pay quarterly a fixed rate equal to     December           117
                 2.85% multiplied by the notional          2012
                 amount and receive from Barclays
                 Bank plc upon each default event of
                 Toll Brothers, Inc., par value of
                 the proportional notional amount of
                 Toll Brothers Finance Corp., 6.875%,
                 11/15/12.
         20,000  Pay quarterly a fixed rate equal to    March 2013           32
                 0.70% multiplied by the notional
                 amount and receive from Barclays
                 Bank plc upon each default event of
                 Rohm & Haas Co., par value of the
                 proportional notional amount of Rohm
                 & Haas Co., 7.85%, 7/15/29.
        100,000  Pay quarterly a fixed rate equal to     June 2013        (182)
                 1.28% multiplied by the notional
                 amount and receive from Barclays
                 Bank plc upon each default event of
                 Staples, Inc., par value of the
                 proportional notional amount of
                 Staples, Inc., 7.375%, 10/1/12.
        250,000  Pay quarterly a fixed rate equal to    March 2017        5,211
                 0.12% multiplied by the notional
                 amount and receive from Barclays
                 Bank plc upon each default event of
                 Pfizer Inc., par value of the
                 proportional notional amount of
                 Pfizer Inc., 4.65%, 3/1/18.
        400,000  Pay quarterly a fixed rate equal to     September       13,226
                 0.69% multiplied by the notional          2017
                 amount and receive from Barclays
                 Bank plc upon each default event of
                 JPMorgan Chase & Co., par value of
                 the proportional notional amount of
                 JPMorgan Chase & Co., 6.75%, 2/1/11.
                                                                      ---------
                                                                      $ 109,709
                                                                      =========

Core Plus - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

Notes to Schedule of Investments
--------------------------------------------------------------------------------
CDX    -  Credit Derivative Indexes
FHLMC  -  Federal Home Loan Mortgage Corporation
FNMA   -  Federal National Mortgage Association
FSA    -  Financial Security Assurance, Inc.
GNMA   -  Government National Mortgage Association
GO     -  General Obligation
LB-UBS -  Lehman Brothers, Inc. -- UBS AG
LIBOR  -  London Interbank Offered Rate
MBIA   -  MBIA Insurance Corporation
resets -  The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ    -  Sequential Payer
STRIPS -  Separate Trading of Registered Interest and Principal of Securities.
VRN    -  Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.

(1)   Final maturity indicated, unless otherwise noted.

(2)   Security, or portion thereof, has been segregated for forward commitments, futures contracts and/or swap agreements.

(3)   Forward commitment.

(4)   Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2008, was $1,592,513, which represented 4.7% of total net assets. (5) Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $2,873,145. (6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (7) Escrowed to maturity in U.S. government securities or state and local government securities.

(5)   Security, or a portion thereof, was on loan as of June 30, 2008. The aggregate value of securities on loan at June 30, 2008, was $2,873,145.

(6)   Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

(7)   Escrowed to maturity in U.S. government securities or state and local government securities.

Core Plus - Schedule of Investments

JUNE 30, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

      o     Level 1 valuation inputs consist of actual quoted prices based on an active market;

      o     Level 2 valuation inputs consist of significant direct or indirect observable market data; or

      o     Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                                                 Unrealized Gain
                                                 Value of           (Loss) on
                                                Investment       Other Financial
                 Valuation Inputs               Securities         Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                  -              $  8,099
Level 2 - Other Significant Observable Inputs  $40,995,794               109,709
Level 3 - Significant Unobservable Inputs                -                     -
                                               ---------------------------------
                                               $40,995,794              $117,808
                                               =================================

*Includes futures contracts and swap agreements.

3. Federal Tax Information

As of June 30, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                             $41,140,810
                                                            ===========
Gross tax appreciation of investments                       $   179,183
Gross tax depreciation of investments                          (324,199)
                                                            -----------
Net tax appreciation (depreciation) of investments          $  (145,016)
                                                            ===========

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY INVESTMENT TRUST

By:      /s/  Jonathan S. Thomas
         -------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    August 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         -------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    August 28, 2008

By:      /s/  Robert J. Leach
         -------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    August 28, 2008